                               SEMI-ANNUAL REPORT

[Graphic]                                   REPUBLIC FAMILY
                                            OF FUNDS

                                            April 30, 2000

                                            INVESTOR SHARES

                                            Republic New York Tax-Free Bond Fund
                                            Republic Equity Fund
                                            Republic Bond Fund
                                            Republic Overseas Equity Fund
                                            Republic Opportunity Fund

                                            ADVISER SHARES

                                            Republic New York Tax-Free Bond Fund
                                            Republic Equity Fund
                                            Republic Fixed Income Fund
                                            Republic International Equity Fund
                                            Republic Small Cap Equity Fund

                                  HSBC [Logo]

                        YOUR WORLD OF FINANCIAL SERVICES

TABLE OF CONTENTS

REPUBLIC FUNDS
REPUBLIC ADVISOR FUNDS TRUST
SEMI-ANNUAL REPORT-APRIL 30, 2000

President's Message........................................................ 1

Commentary From the Investment Manager..................................... 2

Portfolio Reviews.......................................................... 4

Republic New York Tax-Free Bond Fund.......................................10

Republic Equity Fund.......................................................18

Republic Bond Fund.........................................................26

Republic Overseas Equity Fund..............................................31

Republic Opportunity Fund..................................................36

Republic Fixed Income Fund.................................................41

Republic International Equity Fund.........................................44

Republic Small Cap Equity Fund.............................................47

Notes to Financial Statements..............................................50

REPUBLIC PORTFOLIO TRUST

Republic Fixed Income Portfolio............................................57

Republic International Equity Portfolio....................................66

Republic Small Cap Equity Portfolio........................................73

Notes to Financial Statements..............................................79

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

We are pleased to present you with the semi-annual reports for the Republic Family of Funds for the six months ended April 30, 2000. The report contains the following features:

     Commentary From the Investment Manager

     Portfolio Reviews--investment strategy, performance overview and outlook for the coming months

     Schedules of Portfolio Investments--listing of the security holdings in each fund

     Statements of Assets and Liabilities--summary of the assets and liabilities of each fund

     Statements of Operations--summary of operations and its effect on the assets of each fund

     Statements of Changes in Net Assets--summary of changes in net assets during the period

     Financial Highlights--per share summary of activity affecting net asset value per share

     Notes to Financial Statements

Finally, we thank you for your continued confidence in us. We look forward to providing you with investment management services to meet your needs now and in the years ahead.

Sincerely,

/s/ Walter B. Grimm

Walter B. Grimm
President
June 2000

COMMENTARY FROM THE INVESTMENT MANAGER

HSBC BANK USA

U.S. ECONOMIC REVIEW

The U.S. economy during the six-month period ended April 30, 2000, remained strong, driven by increases in worker productivity and strong consumer spending. In fact, the economy's 109-month expansion through April marks the longest period of economic growth in our country's history. The Gross Domestic Product(1) during the second half of 1999 grew an annualized 6.5%, well above the Federal Reserve Board's (the "Fed's") targeted growth rate of 3.0% to 3.5%. The Fed worried that such strong growth, rising energy prices and a tight labor market could lead to a spike in inflation. Those concerns seemed justified: the Consumer Price Index(2) rose 0.4% in March, excluding the volatile food and energy sectors. That was the index's highest monthly increase in five years.
The Fed raised the federal funds rate three times during the period in an attempt to forestall inflation, for a total increase of three-quarters of a percentage point.

GLOBAL ECONOMIC REVIEW

The global economy continued to rebound from the worldwide financial crisis of 1998, with productivity improvements, high consumer confidence and strong corporate profits driving growth in foreign economies and the United States. Growth in Europe has been steady, and the Japanese economy appears capable of sustaining its recent rebound. Emerging markets in South America and the Pacific Rim increased their industrial production to fill growing demand from developed economies, and some emerging economies have grown rapidly. Central banks around the world have raised interest rates to forestall inflation, although inflation so far has remained tame. We are optimistic about the prospects for global growth going forward. However, there is a chance that continued strength in the U.S. dollar and weakness in the euro could lead to inflation, potentially threatening global economies.

MARKET ENVIRONMENT

The first half of the recent fiscal six-month period saw technology stocks dramatically outperform all other sectors. The strong performance of the technology sector led growth to outperform value during the period. The Russell 1000 Growth Index(3) returned 10.90% for the three-month period ended January 31, 2000, compared to a -3.56% return for the Russell 1000 Value Index.(4) Small-cap stocks, as measured by the Russell 1000 Growth Index, rebounded from their underperformance of the past several years to achieve a 7.05% return for this three-month period, beating that of large-caps. That turnaround was fueled almost entirely by small-cap technology stocks.

The second half of the fiscal period began much as the first half had ended: strong performance by technology stocks, with mediocre returns from most other sectors. The market shifted during March, however, as investors began to pay more attention to stock valuations. That shift caused the tech-heavy NASDAQ Composite Index(5)--which on March 9 closed above 5,000 for the first time--to fall 36% between March 10 and April 14. Small-caps were hurt by the shift in investor sentiment toward the end of the period but nonetheless outperformed large caps.

Non-U.S. markets started the Fund's fiscal six-month period with very strong returns: The Morgan Stanley Capital International EAFE Index(6) gained 12.80% in the first two months ended December 31, 1999. As in the United States, those gains were powered by strong returns from technology stocks. International markets cooled off in the latter part of the fiscal period, however, returning only 6.84%, as measured by the MSCI EAFE Index, in U.S. dollar terms for the six months ended April 30, 2000. That compared to a 7.26% return, as measured by the S&P 500 Stock Index,(7) in the U.S. market. The slump in global markets reflected resurgence in the strength of the dollar, as well as technology stocks' fall from their rich valuations.

--------------------------------------------------------------------------------
(1) The Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.

(2) The Consumer Price Index is a measure of the average change in prices over time in a fixed market basket.

(3) The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

(4) The Russell 1000 Value Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values.

(5) NASDAQ Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as the National Market System traded foreign common stocks and ADR's.

(6) Morgan Stanley Capital International (MSCI) Europe, Australasia and (EAFE) Far East Index is an unmanaged index that measures performance of a diverse range of developed countries in the indicated regions.

(7) The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. Investors cannot invest directly in an index, although they can invest in the underlying securities.

HSBC BANK USA


U.S. fixed-income yields climbed during most of the six-month period ended April 30, 2000, pushing bond prices down. The Fed's three interest rate hikes led investors to sell short-term securities, causing short-term issues to underperform longer-term bonds. Yields on long-term bonds did rise, but not as dramatically as short-term issues. That environment led to an unusual inverted yield curve, in which yields on short- and intermediate-term bonds surpassed yields on long-term bonds.

The spread between U.S. corporate bonds and Treasury bonds widened during the fiscal period for two reasons: first, the Treasury initiated a program to buy back long-term debt, reducing supply. Second, volatility in the bond market has increased investor demand for Treasury securities. For the six-month period, yields on 3-month Treasury bills rose 73 basis points; yields on 5-year Treasury notes rose 60 basis points; and yields on 30-year Treasury bonds declined by 20 basis points.

PORTFOLIO REVIEWS

REPUBLIC NEW YORK TAX-FREE BOND FUND'D'
(CLASS A (INVESTOR) SHARES, B, C AND Y (ADVISER) SHARES)
BY PETER J. LOFTUS
PORTFOLIO MANAGER
HSBC BANK USA

The Republic New York Tax-Free Bond Fund (the "Fund") delivered a total return of 3.04% (without maximum sales charge)(1) for Class A (Investor) Shares and 3.27% for Class Y (Adviser) Shares during the six-months ended April 30, 2000. That compares to a 2.36% return for the Fund's benchmark, the Lipper N.Y. Municipal Bond Funds Average.(2)

Interest rates rose throughout much of the period. The Federal Reserve Board (the "Fed") continued to raise short-term interest rates in an effort to slow the economy and head off rising inflation. Nevertheless, while the Fed boosted rates three times during the period, the U.S. economy continued to grow at an extremely rapid pace--therefore, we feel that further rate hikes are likely.

On the positive side, the municipal bond market experienced relatively low levels of supply and met with moderate demand from investors looking to protect their stock market profits. However, the municipal bond market, as well as the overall bond market, performed poorly in the rising rate environment. Long-term municipal bonds underperformed comparable Treasury securities, in part because the U.S. Treasury department's buyback of long-term Treasuries helped bolster those issues' performance.

The Fund's duration for most of the period remained shorter than that of its benchmark index. We believe that approach helped the Fund's performance as rates rose. By March, however, we felt that long-term municipal bonds were attractively priced relative to Treasuries. We therefore purchased municipal bonds with relatively long maturities, and the Fund finished the period with duration roughly neutral to the duration of its benchmark.

We took advantage of periods of weakness in the bond market to sell lower-rated bonds and bonds with poor call features at a loss, therefore improving the Fund's tax efficiency, and replaced those holdings with high-quality issues. The average credit rating of the Fund's portfolio rose from A1 to AA during the period. The minimal extra yield available on lower-rate securities did not justify the additional risk inherent in such securities. In our opinion, that tactic also benefited the Fund's performance, as investors favored high-quality issues during the period.*

Going forward, we expect the economy to continue to grow rapidly, forcing the Fed to raise short-term interest rates a few more times this year to cool the economy. We anticipate that bonds will continue to come under pressure in that environment. We also believe that the Fed will adopt a less restrictive policy by the end of the year, and muni yields will start falling. When the time comes, we will extend the Fund's duration to take advantage of such a decline. Meanwhile, we will continue to invest in securities with good credit quality.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

'D' A fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Regional funds may be subject to additional risks, since the issues they invest in are located in one geographical location.

(1) With the maximum sales charge of 2.75%, the Fund's return for the period was 0.16%. Class A (Investor) Shares bear ongoing shareholder services fees of 0.25% of the daily net assets of Class A (Investor) Shares. The Class A (Investor) Share expenses are reflected in the performance data. The total return set forth reflects the waiver and reimbursement of a portion of the Fund's fees. Without waivers of fees, total return for the period would have been lower. Class A (Investor) Shares commenced operations on May 1, 1995.

(2) The Lipper N.Y. Municipal Bond Funds Average is an average of managed funds that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York or a city in New York. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. Investors cannot invest directly in an index, although they can invest in its underlying securities.

*Portfolio composition is subject to change.

PORTFOLIO REVIEWS

REPUBLIC EQUITY FUND (CLASS A (INVESTOR) SHARES, B, C AND Y (ADVISER) SHARES) BY JOHN L. BLUNDIN
PORTFOLIO MANAGER
ALLIANCE CAPITAL MANAGEMENT L.P. AND HSBC BANK USA

The Republic Equity Fund (the "Fund") seeks to provide its shareholders with long-term growth of capital and income without excessive fluctuations in market value. The Fund invests at least 65% of its assets in equity securities of seasoned mid-sized and large companies that are expected to show above-average price appreciation. The Fund employs two sub-advisers to achieve its investment objective. Each sub-adviser pursues a different investment style.

Alliance Capital Management, L.P. pursues a growth style of investing, focusing on investing in financially secure firms that have established operating histories and are proven leaders in their industries or market sectors. These companies may possess characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share or increasing return on investments.

Effective March 15, 2000, the Fund changed sub-advisers for the value portion of the portfolio from Brinson Partners, Inc. to Institutional Capital Corporation. Institutional Capital Corporation pursues a value style of investing, focusing on shares of companies that are undervalued relative to the stock market as a whole. The firm employs a fundamentals-based, bottom-up stock-picking method to find these companies.

The Class A (Investor) Shares of the Republic Equity Fund returned 0.84% (without maximum sales charge)(1) during the six-months ended April 30, 2000. The Lipper Growth Funds Index(2) returned 15.78% for the same period.

The Growth portion of the Fund's portfolio posted a total return of 14.64% (without deducting expenses) for the six-month period ended April 30, 2000. The Standard & Poor's 500 Stock Index(3) returned 7.18%, and the Russell 1000 Growth Index(4) returned 18.72% for the same period.

Among growth-oriented stocks, the Fund owned shares of dominant companies with strong fundamentals, compelling valuations and strong management teams in high-growth industries or segments of the economy. Such companies included Cisco Systems, Inc. (3.74% of the Fund's net assets) in the technology sector and Citigroup, Inc. (3.83%) in the financial services sector.*

The value portion of the Fund's portfolio returned -10.63% (without deducting expenses) for the period ended April 30, 2000. That compared to a -0.99% return for the Russell 1000 Value Index.(5)

Investors virtually ignored value-oriented shares early in the period, when technology stocks dominated the market. However, the technology sector in March became extremely volatile, and investors shifted assets into shares of companies with more modest valuations. That shift boosted the performance of the Fund's value-oriented holdings, particularly during April when Institutional Capital overweighted Consumer Durables and engaged in advantageous stock selection in this sector as well as in Financials and Consumer Staples. However, earlier decisions to underweight computer and electronic equipment firms along with brokerage firms proved overpowering.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) With the maximum sales charge of 3.50%, the Fund's return for the period was -2.69%. Class A (Investor) Shares bear ongoing shareholder services fees of 0.25% of the daily net assets of Class A (Investor) Shares. The Class A (Investor) Share expenses are reflected in the performance data. Class A (Investor) Shares commenced operations on August 1, 1995.

(2) The Lipper Growth Funds Index is comprised of managed funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

(3) The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole.

(4) The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

(5) The Russell 1000 Value Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The performance of these indices does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

* Portfolio composition is subject to change.

PORTFOLIO REVIEWS

REPUBLIC BOND FUND (CLASS A (INVESTOR), B AND C SHARES)
REPUBLIC FIXED INCOME FUND
BY KENNETH B. DUNN
PORTFOLIO MANAGER
MILLER ANDERSON & SHERRERD

The Republic Bond Fund and the Republic Fixed Income Fund (the "Funds") seek to provide their investors with above-average total return, consistent with reasonable risk, through investments in a diversified portfolio of fixed-income securities. The Funds utilize a two-tier structure, commonly known as "master-feeder," in which the Republic Bond Fund and the Republic Fixed Income Fund (the "Feeder Funds") invest all of their investable assets in the Republic Fixed Income Portfolio (the "Master Fund").

The Republic Fixed Income Portfolio (the "Portfolio") invests primarily in fixed-income instruments such as U.S. Government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities and similar securities issued by foreign governments and corporations. The Portfolio employs Miller Anderson & Sherrerd as sub-adviser.

During the six months ended April 30, 2000, the Class A (Investor) Shares of the Republic Bond Fund returned 0.89% (without maximum sales charge),(1) and the shares of the Republic Fixed Income Fund produced a 1.23% return. The Funds' benchmarks, the Salomon Brothers Broad Investment-Grade Bond Index(2) and the Lipper Corporate Debt Funds A-Rated Average,(3) returned 1.42% and 0.73%, respectively.

The Fed worried that strong economic growth would lead to higher inflation and therefore raised the federal funds rate three times during the period. Those rate hikes caused yields to rise, especially on short and intermediate-term bonds. That environment led to an unusual inverted yield curve, in which the yields on some intermediate-term issues were higher than yields on long-term bonds. The spread between yields on corporate bonds and Treasury bonds widened during the period.

We kept the Portfolio underweight in Treasury securities. We believe that, over time, investors benefit from the higher yields on corporate and mortgage-backed securities. That long-term approach hurt the Portfolio's performance during the period because Treasuries outperformed other fixed-income securities. Agency issues in particular underperformed during the period as investors grew concerned that Congress would revoke some privileges enjoyed by government-chartered companies such as Fannie Mae and Freddie Mac. We took advantage of those agencies' weakness to increase the Fund's agency position from 0% at the beginning of the period to 18% as of April 30, 2000.*

We kept the Portfolio's average maturity slightly longer than that of its benchmark to help lock in additional yield for shareholders. The average maturity of the Portfolio began the period at 12.17 years and ended the period at 12.84 years. That relatively long average maturity helped to provide a 30-day SEC yield of 6.89% for the Republic Fixed Income Fund and 6.32% for the Republic Bond Fund as of April 30, 2000. We retained the Portfolio's high credit quality of AA+.*

We expect the next several months to be difficult for the bond market. In our opinion, the Fed will likely raise rates between 50 and 100 basis points during the next six months in order to slow the economy and hold off inflation. Such rate hikes could hurt bond performance, especially among short- and intermediate-term bonds. Therefore, we have underweighted the short end of the yield curve to help protect shareholders from the Fed's anticipated rate increases. However, we think the Fed's strong anti-inflationary stance bodes well for fixed-income investments in the long term.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) With the maximum sales charge of 2.75%, the Fund's return for the period was -1.92% Class A (Investor) Shares. Class A (Investor) Shares bear ongoing shareholder services fees of 0.25% of the daily net assets of Class A (Investor) Shares. The Class A (Investor) Share expenses are reflected in the performance data. The total return set forth reflects the waiver and reimbursement of a portion of the Fund's fees. With-out waivers of fees, total return for the period would have been lower. Class A (Investor) Shares commenced operations on August 26, 1996.

(2) The Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged market capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, corporate and mortgage securities. All issues mature in one year or more and have at least $50 million face amount outstanding for entry into the index. The index does not reflect the deduction expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(3) The Lipper Corporate Debt Funds A-Rated Average is an average of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. Investors cannot invest directly in an index, although they can invest in its underlying securities.

* Portfolio composition is subject to change.

PORTFOLIO REVIEWS

REPUBLIC OVERSEAS EQUITY FUND'D' (CLASS A (INVESTOR), B AND C SHARES) REPUBLIC INTERNATIONAL EQUITY FUND
BY DAVID FISHER
PORTFOLIO MANAGER
CAPITAL GUARDIAN TRUST COMPANY

The Republic Overseas Equity Fund and the Republic International Equity Fund (the "Funds") seek to provide their shareholders with long-term growth of capital and future income by investing primarily in securities of non-U.S. issuers and securities of issuers whose principal markets are outside of the United States. The Funds employ a two-tier fund structure, known as "master-feeder," in which the Republic Overseas Equity Fund and the Republic International Equity Fund (the "Feeder Funds") invest all of their investable assets in the Republic International Equity Portfolio (the "Master Fund").

The Republic International Equity Portfolio (the "Portfolio") invests primarily in equity securities of companies organized and domiciled in developed nations outside the United States, or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. The Portfolio employs Capital Guardian Trust Company (the "Sub-Adviser") as sub-adviser.

The Class A (Investor) Shares of the Republic Overseas Equity Fund returned 22.81% (without maximum sales charge)(1), and the shares of the International Equity Fund returned 23.91% for the six-month period ended April 30, 2000. That compares to 6.72% and 13.57% gains for their benchmarks, the MSCI EAFE Index(2) and the Lipper International Funds Index(3), respectively.

The global economic recovery boosted investor confidence in international stock markets, especially emerging markets, during the period. The international equity markets also benefited from substantial gains in the technology sector. The Sub-Adviser's research-driven approach to investing is based on extensive field research and direct company contact. That work led to strong stock selections during the period in telecommunications, capital equipment and emerging market blue-chip stocks. We found substantial opportunities in Taiwan, Korea and Finland as well as Canada.*

We anticipate that the global economic recovery should continue, bringing further opportunities for international stocks to perform well. We will continue to focus on technology, telecommunications and consumer goods stocks going forward. We will also maintain some focus on emerging markets as they become an integral and influential component of the global economy.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

'D' International investing involves increased risk and volatility.

(1) With the maximum sales charge of 3.50%, the Fund's Class A (Investor) Shares return for the period was 18.53%. Class A (Investor) Shares bear ongoing shareholder services fees of 0.25% of the daily net assets of Class A (Investor) Shares. The Class A (Investor) Share expenses are reflected in the performance data. The total return set forth reflects the waiver and reimbursement of a portion of the Fund's fees. Without waivers of fees, total return for the period would have been lower. Class A (Investor) Shares commenced operations on August 26, 1996.

(2) The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged index that measures performance of a diverse range of developed countries in the indicated regions. The index does not reflect the deduction expenses associated with the mutual fund, such an investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(3) The Lipper International Funds Index is comprised of managed funds that invest their assets in securities whose primary trading markets are outside of the United States. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. Investors cannot invest directly in an index, although they can invest in its underlying securities.

* Portfolio composition is subject to change.

PORTFOLIO REVIEWS

REPUBLIC OPPORTUNITY FUND'D' (CLASS A (INVESTOR), B AND C SHARES)
REPUBLIC SMALL CAP EQUITY FUND
BY BRIAN STACK
PORTFOLIO MANAGER
MFS INSTITUTIONAL ADVISERS, INC.

The Republic Opportunity Fund and the Republic Small Cap Equity Fund (the "Funds") seek to provide their shareholders with long-term growth of capital by investing in equity securities of emerging small and medium-sized companies expected to deliver earnings growth well above the growth rate of the economy and the rate of inflation. The Funds employ a two-tier structure, commonly referred to as "master-feeder." The Republic Opportunity Fund and the Republic Small Cap Equity Fund (the "Feeder Funds") invest all of their investable assets in the Republic Small Cap Equity Portfolio (the "Master Fund").

The Republic Small Cap Equity Portfolio (the "Portfolio") invests primarily in common stocks of small and medium-sized companies that may have the potential to become major enterprises. The Portfolio employs MFS Institutional Advisers, Inc., as sub-adviser.

During the six-month period ended April 30, 2000, the Class A (Investor) Shares of the Republic Opportunity Fund produced a 45.22% return (without maximum sales charge)(1) and the shares of the Republic Small Cap Equity Fund produced a 45.81% return. The Funds' benchmarks, the Russell 2000 Index(2) and the Lipper Small Cap Funds Index(3), gained 18.72% and 26.60% during the period, respectively.

Growth stocks, particularly in the technology sector, led the small-cap market during much of the period. The second half of the period saw investors turn away from small-cap growth stocks, however, and look for more stable companies with lower valuations. That development caused small-cap value stocks to outperform growth stocks regardless of comparable size during this three-month period.

The Portfolio practices a bottom-up fundamentals-based approach to investing in small and medium-sized companies. Thus, we focus on the merits of individual companies and their stock market valuations. We believe that relative earnings growth drives stock prices, so we buy shares of firms with strong earnings growth potential. That approach led the Portfolio to invest heavily in technology stocks. The Portfolio's top performing technology holdings were Smartforce Publications (2.53% of net assets as of April 30) and RSA Security (3.04%).*

We believe that the recent market volatility has returned valuations to reasonable levels. We also expect productivity to continue to grow, fed by accelerated corporate spending on new technology. Thus, we will continue to invest a significant portion of the Portfolio's assets in technology stocks.

--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

'D' Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.

(1) With the maximum sales charge of 3.50%, the Fund's Class A (Investor) Shares return for the period was 40.12%. Class A (Investor) Shares bear ongoing shareholder services fees of 0.25% of the daily net assets of Class A (Investor) Shares. The Class A (Investor) Shares' expenses are reflected in the performance data. The total return set forth reflects the waiver and reimbursement of a portion of the Fund's fees. Without waivers of fees, total return for the period would have been lower. Class A (Investor) Shares commenced operations on September 23, 1996.

(2) The Russell 2000 Stock Index is an unmanaged index generally representative of the performance of small-capitalization stocks. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(3) The Lipper Small Cap Funds Index is comprised of managed funds that, by prospectus or portfolio, practice invests primarily in companies with market capitalizations of less than $1 billion at time of purchase. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. Investors cannot invest directly in an index, although they can invest in the underlying securities.

* Portfolio composition is subject to change.

                      This page intentionally left blank.

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC NEW YORK TAX-FREE BOND FUND                  APRIL 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS  - 96.4%
----------------------------------------------------------------------------------------------------

                          SECURITY                            MOODY'S/S&P   PRINCIPAL      MARKET
                        DESCRIPTION                           RATINGS(B)      AMOUNT        VALUE
------------------------------------------------------------  -----------   ----------   -----------
NEW YORK  - 96.4%
Brookhaven GO (FGIC Insured), 5.50%, 10/1/12................   Aaa, AAA     $  500,000   $   504,165
Erie County GO Series B (FGIC Insured), 5.38%, 6/15/07......   Aaa, AAA        250,000       253,678
Essex County Industrial Development Agency Pollution
 Control, 5.55%, 1/1/14.....................................  Baa1, BBB+       580,000       562,501
Long Island Power Authority, 5.25%, 12/1/26.................   Aaa, AAA      1,250,000     1,125,350
Metropolitan Transit Authority of New York, Transportation
 Facility Revenue  - Series C-1, 5.75%, 7/1/13..............    Baa1, A        285,000       290,466
Metropolitan Transit Authority of New York, Transportation
 Facility Revenue  - Series C-1 (FGIC Insured), 5.25%,
 7/1/17.....................................................   Aaa, AAA        720,000       677,606
Monroe County Airport Authority, Greater Rochester
 International Airport, AMT (MBIA Insured), 5.75%, 1/1/14...   Aaa, AAA        750,000       765,255
New York City GO Series H, 6.00%, 8/1/14....................    A3, A -      1,000,000     1,023,770
New York City Housing Development Corp., 5.60%, 11/1/19.....    Aa2, AA        100,000        93,692
New York City Industrial Development Agency, Special
 Facilities Revenue Terminal One Group Project, AMT, 6.00%,
 1/1/15.....................................................     A3, A       1,000,000     1,008,260
New York City Transitional Financial Authority Revenue (FGIC
 Insured), 6.00%, 8/15/15...................................   Aaa, AAA      1,000,000     1,039,430
New York City Water Authority, 5.94%, 6/15/19**.............   Aaa, AAA      2,000,000       647,860
New York State Dormitory Authority Revenue, 5.125%,
 7/1/15.....................................................   Aaa, AAA        550,000       518,920
New York State Dormitory Authority Revenue, 6.25%,
 5/15/17....................................................    A3, AAA        375,000       395,573
New York State Dormitory Authority Revenue, 5.50%, 7/1/23...   Aaa, AAA      1,300,000     1,252,914
New York State Dormitory Authority Revenue, City University,
 Series A (AMBAC Insured), 5.625%, 7/1/16...................   Aaa, AAA      1,000,000     1,016,410
New York State Dormitory Authority Revenue, Mental Health
 Service Facility Series B, 6.50%, 8/15/11..................     A3, A         225,000       243,821
New York State Dormitory Authority Revenue, Mental Health
 Services Series B, 5.50%, 8/15/17..........................     A3, A       1,000,000       946,030
New York State Dormitory Authority Revenue, Rockefeller
 University, 5.25%, 7/1/13..................................   Aaa, AAA        500,000       494,580
New York State Dormitory Authority Revenue, State Secured
 Hospital New York Downtown, 5.20%, 2/15/13.................    Baa1, A      1,000,000       933,980
New York State Dormitory Authority Revenue, State University
 Educational Facilities, 5.75%, 5/15/09.....................     A3, A         500,000       511,775
New York State Dormitory Authority Revenues, 5.50%,
 8/1/10.....................................................   Aaa, AAA        750,000       759,023
New York State Dormitory Authority Revenues, 6.00%, 7/1/19,
 Callable 7/1/09 @ 101......................................   Aaa, AAA        350,000       357,833
New York State Housing Finance Agency, Service Contract,
 5.875%, 9/15/14............................................    Baa1, A      1,000,000     1,004,950
New York State Local Government Assistance Corp. Revenue,
 6.00%, 4/1/16..............................................   A3, AA -      1,000,000     1,019,490
New York State Medical Care Facilities Revenue, Hospital &
 Nursing Home, 6.40%, 8/15/14...............................   N/R, AAA        370,000       385,388
New York State Mortgage Agency Revenue, 5.375%, 10/1/17.....   Aa1, N/R      1,000,000       952,680
New York State Mortgage Agency Revenue, AMT, 5.60%..........    Aa1, AA      1,000,000       999,170
New York State Thruway Authority, Service Contract Revenue,
 5.875%, 4/1/14.............................................    Baa1, A      1,000,000     1,045,620
New York State Thruway Authority, Service Contract Revenue
 (FGIC Insured), 5.00%, 4/1/17..............................   Aaa, AAA      1,000,000       910,410
New York State Urban Development Corp., Revenue, 5.75%,
 4/1/12.....................................................    Baa1, A      1,000,000     1,007,930
New York State Urban Development Corp., Revenue, 5.75%,
 4/1/12.....................................................    Baa1, A        500,000       509,270
Port Authority of New York & New Jersey, 85th Series,
 5.375%, 3/1/28.............................................   A1, AA -      1,100,000     1,025,530
Port Authority of New York & New Jersey, Special Obligation,
 Revenue, JFK International Terminal, AMT (MBIA Insured),
 5.75%, 12/1/22.............................................   Aaa, AAA        500,000       487,330
                                                                                         -----------
                                                                                          24,770,660
                                                                                         -----------
TOTAL MUNICIPAL BONDS (Cost $24,713,902)..............................................    24,770,660
                                                                                         -----------

----------------------------------------------------------------------------------------------------
 NEW YORK TAX-FREE NOTES  - 2.7%
----------------------------------------------------------------------------------------------------

NEW YORK  - 2.7%
New York City GO, 6.05%, 5/1/00*............................  VMIG1, A-1+      400,000       400,000
New York State Energy Research & Development Pollution
 Control Revenue for Niagara Mohawk Power Corp., AMT (LOC
 Toronto Dominion Bank), 6.15%, 5/1/00*.....................    P1, N/R        300,000       300,000
                                                                                         -----------
                                                                                             700,000
                                                                                         -----------
TOTAL NEW YORK TAX-FREE NOTES (Cost $700,000).........................................       700,000
                                                                                         -----------

                                   Continued

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC NEW YORK TAX-FREE BOND FUND                  APRIL 30, 2000 (UNAUDITED)




-----------------------------------------------------------------------------------------------
 INVESTMENT COMPANIES  - 0.1%
-----------------------------------------------------------------------------------------------
                          SECURITY                                                    NET ASSET
                        DESCRIPTION                                         SHARES      VALUE
                        -----------                                         ------      -----
Provident New York Tax-Free Money Market Fund............................   33,862   $    33,862
                                                                                     -----------
TOTAL INVESTMENT COMPANIES (Cost $33,862).........................................        33,862
                                                                                     -----------
TOTAL INVESTMENTS (Cost $25,447,764)(a)  - 99.2%..................................    25,504,522
OTHER ASSETS IN EXCESS OF LIABILITIES  - 0.8%.....................................       214,544
                                                                                     -----------
NET ASSETS  - 100.0%..............................................................   $25,719,066
                                                                                     -----------
                                                                                     -----------

---------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.....................................  $  315,271
    Unrealized depreciation.....................................    (258,513)
                                                                  ----------
    Net unrealized appreciation.................................  $   56,758
                                                                  ----------
                                                                  ----------

(b) The Moody's or Standard & Poor's ratings indicated are the most recent ratings available at April 30, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2000.

AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Interest on security is subject to Federal Alternative Minimum Tax
FGIC  -- Federal Guaranty Insurance Corporation
GO    -- General Obligation
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Association

At April 30, 2000, the fund's open futures contracts were as follows:

                                                              NUMBER OF   EXPIRATION    CONTRACT     DEPRECIATION
                       SHORT CONTRACT                         CONTRACTS      DATE        VALUE       OF CONTRACTS
------------------------------------------------------------  ---------   ----------   ----------   --------------
U.S. T-Bonds Future.........................................      25       5/22/00     $2,423,438      $(35,918)

 * Variable rate investments. The rate presented represents the rate in effect at April 30, 2000. The date presented reflects the next rate change date.

** Rate presented indicates effective yield at time of purchase.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)


ASSETS:
Investments, at value (cost
 $25,447,764)..........................            $25,504,522
Cash...................................                 25,074
Interest & dividends receivable........                346,326
Receivable for capital shares issued...                 44,000
Prepaid expenses.......................                  2,153
                                                   -----------
   TOTAL ASSETS........................             25,922,075
LIABILITIES:
Dividends payable......................  $50,156
Payable for capital shares redeemed....   45,015
Variation margin payable on open
 futures contracts.....................    3,125
Accrued expenses and other liabilities:
 Investment management.................    5,456
 Administration........................    1,792
 Distribution..........................      312
 Shareholder servicing.................    4,145
 Other liabilities.....................   93,008
                                         -------
   TOTAL LIABILITIES...................                203,009
                                                   -----------
NET ASSETS.............................            $25,719,066
                                                   -----------
                                                   -----------
COMPOSITION OF NET ASSETS:
Capital................................            $26,088,398
Accumulated net investment loss........                 (1,202)
Accumulated net realized losses from
 investment and futures transactions...               (388,970)
Unrealized appreciation from
 investments and futures...............                 20,840
                                                   -----------
NET ASSETS.............................            $25,719,066
                                                   -----------
                                                   -----------
CLASS A (INVESTOR) SHARES
Net Assets.............................            $15,266,424
Shares Outstanding (par value $0.001,
 unlimited number of authorized
 shares)...............................              1,503,897
Net Asset Value and Redemption Price
 per share.............................            $     10.15
                                                   -----------
                                                   -----------

Maximum Offering Price per share (Net
 asset value/(100% -- maximum sales
 charge of 2.75%)).....................            $     10.44
                                                   -----------
                                                   -----------

CLASS B SHARES
Net Assets.............................            $   621,193
Shares Outstanding (par value $0.001,
 unlimited number of authorized
 shares)...............................                 61,243
Net Asset Value, Offering Price and
 Redemption Price per share*...........            $     10.14
                                                   -----------
                                                   -----------

CLASS C SHARES
Net Assets.............................            $   213,590
Shares Outstanding (par value $0.001,
 unlimited number of authorized
 shares)...............................                 20,970
Net Asset Value, Offering Price and
 Redemption Price per share*...........            $     10.19
                                                   -----------
                                                   -----------

CLASS Y (ADVISER) SHARES
Net Assets.............................            $ 9,617,859
Shares Outstanding (par value $0.001,
 unlimited number of authorized
 shares)...............................                947,556
Net Asset Value, Offering Price and
 Redemption Price per share............            $     10.15
                                                   -----------
                                                   -----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest income.......................             $   719,921
Dividend income.......................                   3,792
                                                   -----------
   TOTAL INVESTMENT INCOME............                 723,713
EXPENSES:
Investment management.................  $ 32,592
Administration........................    10,722
Distribution:
 Class B Shares.......................     2,131
 Class C Shares.......................       928
Shareholder servicing:
 Class A (Investor) Shares............    20,567
 Class B Shares.......................       729
 Class C Shares.......................       302
Accounting............................    29,394
Custodian.............................     7,531
Transfer agent........................    25,860
Printing..............................    12,895
Other expenses........................     5,700
                                        --------
 Total expenses before fee reductions
   and reimbursements.................                 149,351
 Fee reductions and reimbursements....                 (38,274)
                                                   -----------
 NET EXPENSES.........................                 111,077
                                                   -----------
NET INVESTMENT INCOME.................                 612,636
                                                   -----------
 NET REALIZED/UNREALIZED
   GAINS/(LOSSES) FROM INVESTMENTS:
Net realized losses from investment
 and futures transactions.............                (272,774)
Change in unrealized appreciation from
 investments and futures..............                 462,840
                                                   -----------
Net realized/unrealized gains from
 from investments and futures.........                 190,066
                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS...........................             $   802,702
                                                   -----------
                                                   -----------

---------
* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE BOND FUND



STATEMENTS OF CHANGES IN NET ASSETS
                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE
                                                               APRIL 30,          YEAR ENDED
                                                                  2000           OCTOBER 31,
                                                              (UNAUDITED)            1999
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $   612,636        $ 1,325,626
 Net realized losses from investment and futures
   transactions.............................................     (272,774)          (116,195)
 Change in unrealized appreciation/(depreciation) from
   investments and futures..................................      462,840         (2,293,233)
                                                              -----------        -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      802,702         (1,083,802)
                                                              -----------        -----------
DIVIDENDS:
 From net investment income:
   Class A (Investor) Shares................................     (381,690)          (909,157)
   Class B Shares...........................................      (11,524)           (21,353)
   Class C Shares (a).......................................       (4,763)            (5,591)
   Class Y (Adviser) Shares.................................     (214,659)          (388,326)
 In excess of net investment income:
   Class A (Investor) Shares................................           --               (858)
   Class B Shares...........................................           --                (23)
   Class Y (Adviser) Shares.................................           --               (320)
 From net realized gains from investment and futures
   transactions:
   Class A (Investor) Shares................................           --            (32,437)
   Class B Shares...........................................           --               (900)
   Class Y (Adviser) Shares.................................           --            (12,643)
                                                              -----------        -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (612,636)        (1,371,608)
                                                              -----------        -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   (1,477,585)        (2,950,317)
                                                              -----------        -----------
CHANGE IN NET ASSETS........................................   (1,287,519)        (5,405,727)
NET ASSETS:
 Beginning of period........................................   27,006,585         32,412,312
                                                              -----------        -----------
 End of period..............................................  $25,719,066        $27,006,585
                                                              -----------        -----------
                                                              -----------        -----------

---------

 (a) Commencement of operations was November 4, 1998.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE BOND FUND

FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                  FOR THE SIX
                                                  MONTHS ENDED                                                     FOR THE PERIOD
                                                   APRIL 30,             FOR THE YEARS ENDED OCTOBER 31,            MAY 1, 1995
                                                      2000          ------------------------------------------     TO OCTOBER 31,
                                                  (UNAUDITED)        1999        1998        1997        1996         1995(a)
                                                  ------------      -------     -------     -------     ------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD............    $ 10.08         $ 10.93     $ 10.64     $ 10.30     $10.38         $10.00
                                                    -------         -------     -------     -------     ------         ------
INVESTMENT ACTIVITIES:
 Net investment income..........................       0.23            0.46        0.47        0.45       0.54           0.25
 Net realized and unrealized gains/(losses) from
   investment transactions......................       0.07           (0.83)       0.33        0.36      (0.01)          0.38
                                                    -------         -------     -------     -------     ------         ------
 Total from investment activities...............       0.30           (0.37)       0.80        0.81       0.53           0.63
                                                    -------         -------     -------     -------     ------         ------
DIVIDENDS:
 Net investment income..........................      (0.23)          (0.46)      (0.47)      (0.45)     (0.54)         (0.25)
 In excess of net investment income.............         --           (0.00)*        --          --         --             --
 Net realized gains from investment
   transactions.................................         --           (0.02)      (0.04)      (0.02)     (0.07)            --
                                                    -------         -------     -------     -------     ------         ------
 Total dividends................................      (0.23)          (0.48)      (0.51)      (0.47)     (0.61)         (0.25)
                                                    -------         -------     -------     -------     ------         ------
NET ASSET VALUE, END OF PERIOD..................    $ 10.15         $ 10.08     $ 10.93     $ 10.64     $10.30         $10.38
                                                    -------         -------     -------     -------     ------         ------
                                                    -------         -------     -------     -------     ------         ------
TOTAL RETURN (EXCLUDES SALES CHARGE)............       3.04%(b)       (3.62)%      7.65%       8.22%      4.75%          6.39%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).............    $15,266         $17,568     $23,153     $20,794     $6,353         $6,908
Ratio of expenses to average net assets.........       0.92%(c)        0.96 %      0.95%       0.92%      0.58%          0.50%(c)
Ratio of net investment income to average net
 assets.........................................       4.65%(c)        4.22 %      4.28%       4.46%      4.78%          4.91%(c)
Ratio of expenses to average net assets (d).....       1.21%(c)        1.21 %      1.20%       1.55%      2.21%          2.40%(c)
Portfolio turnover (e)..........................      26.73%          46.56 %    100.35%     163.46%    178.11%        130.00%

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE BOND FUND

FINANCIAL HIGHLIGHTS -- CLASS B SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE          FOR THE PERIOD
                                                               APRIL 30,         YEAR ENDED        JANUARY 6, 1998
                                                                  2000           OCTOBER 31,        TO OCTOBER 31,
                                                              (UNAUDITED)           1999               1998(a)
                                                              ------------       -----------       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $10.07            $10.92               $10.81
                                                                 ------            ------               ------
INVESTMENT ACTIVITIES:
 Net investment income......................................       0.20              0.38                 0.37
 Net realized and unrealized gains/(losses) from investment
   transactions.............................................       0.07             (0.83)                0.11
                                                                 ------            ------               ------
 Total from investment activities...........................       0.27             (0.45)                0.48
                                                                 ------            ------               ------
DIVIDENDS:
 Net investment income......................................      (0.20)            (0.38)               (0.37)
 In excess of net investment income.........................         --             (0.00)*                 --
 Net realized gains from investment transactions............         --             (0.02)                  --
                                                                 ------            ------               ------
 Total dividends............................................      (0.20)            (0.40)               (0.37)
                                                                 ------            ------               ------
NET ASSET VALUE, END OF PERIOD..............................     $10.14            $10.07               $10.92
                                                                 ------            ------               ------
                                                                 ------            ------               ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................       2.69%(b)         (4.30)%               4.50%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................     $  621            $  564               $  618
Ratio of expenses to average net assets.....................       1.60%(c)          1.71 %               1.70%(c)
Ratio of net investment income to average net assets........       3.95%(c)          3.48 %               3.53%(c)
Ratio of expenses to average net assets (d).................       1.89%(c)          1.96 %               1.95%(c)
Portfolio turnover (e)......................................      26.73%            46.56 %             100.35%

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE BOND FUND

FINANCIAL HIGHLIGHTS -- CLASS C SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED        FOR THE PERIOD
                                                               APRIL 30,         NOVEMBER 4, 1998
                                                                  2000            TO OCTOBER 31,
                                                              (UNAUDITED)             1998(a)
                                                              ------------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $10.11               $10.90
                                                                 ------               ------
INVESTMENT ACTIVITIES:
 Net investment income......................................       0.20                 0.34
 Net realized and unrealized gains/(losses) from investment
   transactions.............................................       0.08                (0.77)
                                                                 ------               ------
 Total from investment activities...........................       0.28                (0.43)
                                                                 ------               ------
DIVIDENDS:
 Net investment income......................................      (0.20)               (0.34)
 Net realized gains from investment transactions............         --                (0.02)
                                                                 ------               ------
 Total dividends............................................      (0.20)               (0.36)
                                                                 ------               ------
NET ASSET VALUE, END OF PERIOD..............................     $10.19               $10.11
                                                                 ------               ------
                                                                 ------               ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................       2.78%(b)            (4.10)%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................     $  214               $  256
Ratio of expenses to average net assets.....................       1.62%(c)             1.70 %(c)
Ratio of net investment income to average net assets........       3.95%(c)             3.46 %(c)
Ratio of expenses to average net assets (d).................       1.91%(c)             2.02 %(c)
Portfolio turnover (e)......................................      26.73%               46.56 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC NEW YORK TAX FREE BOND FUND

FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             FOR THE SIX             FOR THE YEARS ENDED          FOR THE PERIOD
                                                             MONTHS ENDED                OCTOBER 31,               JULY 1, 1996
                                                            APRIL 30, 2000       ----------------------------     TO OCTOBER 31,
                                                             (UNAUDITED)          1999       1998       1997          1996(a)
                                                            --------------       ------     ------     ------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD......................      $10.07           $10.93     $10.64     $10.30         $10.18
                                                                ------           ------     ------     ------         ------
INVESTMENT ACTIVITIES:
 Net investment income....................................        0.25             0.48       0.49       0.46           0.16
 Net realized and unrealized gains/(losses) from
   investment transactions................................        0.08            (0.84)      0.33       0.36           0.12
                                                                ------           ------     ------     ------         ------
 Total from investment activities.........................        0.33            (0.36)      0.82       0.82           0.28
                                                                ------           ------     ------     ------         ------
DIVIDENDS:
 Net investment income....................................       (0.25)           (0.48)     (0.49)     (0.46)         (0.16)
 In excess of net investment income.......................          --            (0.00)*       --         --             --
 Net realized gains from investment transactions..........          --            (0.02)     (0.04)     (0.02)            --
                                                                ------           ------     ------     ------         ------
 Total dividends..........................................       (0.25)           (0.50)     (0.53)     (0.48)         (0.16)
                                                                ------           ------     ------     ------         ------
NET ASSET VALUE, END OF PERIOD............................      $10.15           $10.07     $10.93     $10.64         $10.30
                                                                ------           ------     ------     ------         ------
                                                                ------           ------     ------     ------         ------
TOTAL RETURN..............................................        3.27%(b)        (3.45)%     7.87%      8.38%          3.52%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).......................      $9,618           $8,619     $8,641     $8,901         $8,233
Ratio of expenses to average net assets...................        0.66%(c)         0.71 %     0.70%      0.78%          0.60%(c)
Ratio of net investment income to average net assets......        4.88%(c)         4.49 %     4.53%      4.66%          4.78%(c)
Ratio of expenses to average net assets (d)...............        0.95%(c)         0.96 %     0.95%      1.27%          2.26%(c)
Portfolio turnover (e)....................................       26.73%           46.56 %   100.35%    163.46%        178.11%

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC EQUITY FUND                                  APRIL 30, 2000 (UNAUDITED)


COMMON STOCKS  - 100.1%

               SECURITY                              MARKET
             DESCRIPTION                SHARES       VALUE
--------------------------------------  -------   ------------
AEROSPACE/DEFENSE  - 1.6%
General Dynamics Corp.................   39,500   $  2,310,750
United Technologies Corp..............   36,000      2,238,750
                                                  ------------
                                                     4,549,500
                                                  ------------
AIRLINES  - 0.4%
Northwest Airlines Corp., Class A
 (b)..................................   47,300      1,167,719
                                                  ------------
AUTO MANUFACTURERS  - 3.2%
Ford Motor Co.........................   79,900      4,369,531
General Motors Corp...................   49,300      4,615,713
                                                  ------------
                                                     8,985,244
                                                  ------------
AUTO PARTS & EQUIPMENT  - 0.5%
TRW, Inc..............................   25,600      1,497,600
                                                  ------------
BANKING & FINANCE  - 11.3%
Associates First Capital Corp.........   99,000      2,196,563
Bank of America Corp..................   49,400      2,420,600
Chase Manhattan Corp..................   44,000      3,170,750
Citigroup, Inc........................  182,900     10,871,118
Household International, Inc..........   61,100      2,550,925
MBNA Corp.............................  140,700      3,737,343
Morgan Stanley Dean Witter & Co.......   32,000      2,456,000
Providian Financial...................   24,400      2,148,725
Wells Fargo & Co......................   68,200      2,800,463
                                                  ------------
                                                    32,352,487
                                                  ------------
CHEMICALS  - 0.9%
Akzo Nobel NV ADR.....................    7,950        330,049
Union Carbide Corp....................   38,600      2,277,400
                                                  ------------
                                                     2,607,449
                                                  ------------
COMPUTER SERVICES  - 0.3%
VeriSign, Inc. (b)....................    5,700        794,438
                                                  ------------
COMPUTER SOFTWARE  - 4.3%
America Online, Inc. (b)..............   18,000      1,076,625
Computer Associates International,
 Inc..................................   45,800      2,556,213
Microsoft Corp. (b)...................   62,700      4,373,324
Oracle Corp. (b)......................   46,500      3,717,094
Psinet, Inc. (b)......................   25,600        593,600
                                                  ------------
                                                    12,316,856
                                                  ------------
COMPUTERS  - 10.0%
Cisco Systems, Inc. (b)...............  153,000     10,607,202
Dell Computer Corp. (b)...............  145,000      7,268,125
Electronic Data Systems...............   39,900      2,743,125
Gateway, Inc. (b).....................   11,700        646,425
International Business Machines
 Corp.................................   52,700      5,882,638
Sun Microsystems, Inc. (b)............   12,800      1,176,800
                                                  ------------
                                                    28,324,315
                                                  ------------
CONSTRUCTION & HOUSING  - 0.3%
Masco Corp............................   35,000        785,313
                                                  ------------
CONSUMER MANUFACTURING  - 7.7%
General Electric Co...................   48,500   $  7,626,625
Harley-Davidson, Inc..................   64,000      2,548,000
Honeywell International, Inc..........   58,600      3,281,600
Tyco International Ltd................  180,700      8,300,905
                                                  ------------
                                                    21,757,130
                                                  ------------
CONSUMER PRODUCTS  - 0.5%
Coca-Cola Co..........................   31,800      1,496,588
                                                  ------------

CONSUMER SERVICES  - 5.9%
Gap, Inc..............................   21,700        797,475
Home Depot, Inc.......................  100,100      5,611,855
Kohl's Corp. (b)......................   99,600      4,780,800
Kroger Co. (b)........................  105,000      1,949,063
Wal-Mart Stores, Inc..................   63,500      3,516,313
                                                  ------------
                                                    16,655,506
                                                  ------------
COSMETICS/PERSONAL CARE  - 2.7%
Avon Products, Inc....................   32,700      1,357,050
Colgate-Palmolive Co..................   62,200      3,553,175
Kimberly-Clark Corp...................   46,600      2,705,713
                                                  ------------
                                                     7,615,938
                                                  ------------
ELECTRICAL SERVICES  - 0.5%
Edison International..................   68,900      1,313,406
                                                  ------------

ELECTRONIC COMPONENTS/INSTRUMENTS  - 4.1%
Koninklijke Philips Electronics NV
 ADR..................................  118,600      5,292,525
Solectron Corp. (b)...................  138,600      6,488,213
                                                  ------------
                                                    11,780,738
                                                  ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS  - 6.8%
Altera Corp. (b)......................   65,000      6,646,250
Applied Materials, Inc. (b)...........    6,900        702,506
Intel Corp............................   82,100     10,411,307
National Semiconductor Corp. (b)......   25,300      1,536,975
                                                  ------------
                                                    19,297,038
                                                  ------------
FOREST PRODUCTS & PAPER  - 0.7%
Weyerhaeuser Co.......................   38,100      2,035,969
                                                  ------------

HEALTH CARE  - 2.0%
Becton Dickinson & Co.................   56,200      1,440,125
Guidant Corp. (b).....................   14,500        831,938
Medtronic, Inc........................   64,400      3,344,775
                                                  ------------
                                                     5,616,838
                                                  ------------
INSURANCE  - 1.9%
American International Group..........   34,300      3,762,282
Metlife, Inc. (b).....................  106,500      1,763,906
                                                  ------------
                                                     5,526,188
                                                  ------------

                                   Continued

REPUBLIC FUNDS                                 SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC EQUITY FUND                                  APRIL 30, 2000 (UNAUDITED)


COMMON STOCKS, CONTINUED

               SECURITY                              MARKET
             DESCRIPTION                SHARES       VALUE
--------------------------------------  -------   ------------
MEDIA  - 6.4%
AT&T - Liberty Media Group (b)........  133,400   $  6,661,662
Comcast Corp. (b).....................   37,500      1,502,344
MediaOne Group, Inc. (b)..............   22,000      1,663,750
News Corporation Ltd. ADR.............   99,100      4,360,400
Seagram Co. Ltd.......................   39,700      2,143,800
Time Warner, Inc......................   22,000      1,978,625
                                                  ------------
                                                    18,310,581
                                                  ------------
METALS - DIVERSIFIED  - 0.6%
Alcan Aluminum Ltd....................   52,500      1,719,375
                                                  ------------

OIL & GAS  - 3.5%
Conoco, Inc., Class B.................   76,600      1,905,425
Exxon Mobil Corp......................   45,600      3,542,550
Texaco, Inc...........................   55,000      2,722,500
USX-Marathon Group, Inc...............   70,900      1,652,856
                                                  ------------
                                                     9,823,331
                                                  ------------
PHARMACEUTICALS  - 9.6%
Abbott Laboratories...................   71,400      2,744,438
American Home Products Corp...........   27,200      1,528,300
Bristol-Myers Squibb Co...............  106,900      5,605,568
Merck & Co., Inc......................   37,000      2,571,500
Pfizer, Inc...........................   88,800      3,740,700
Pharmacia Corp........................   37,987      1,896,976
Schering-Plough Corp..................  119,000      4,797,187
Warner-Lambert Co.....................   39,000      4,438,687
                                                  ------------
                                                    27,323,356
                                                  ------------
RETAIL  - 1.9%
Federated Department Stores (b).......   45,300      1,540,200
Target Corp...........................   35,200      2,343,000
Tricon Global Restaurants, Inc. (b)...   40,500      1,382,063
                                                  ------------
                                                     5,265,263
                                                  ------------
TELECOMMUNICATIONS  - 3.3%
AT&T Wireless Group (b)...............   55,000      1,749,688
Cable & Wireless PLC ADR..............   43,350      2,140,406
Vodafone AirTouch PLC ADR.............  115,700      5,437,900
                                                  ------------
                                                     9,327,994
                                                  ------------
TELECOMMUNICATIONS - EQUIPMENT  - 4.2%
General Motors, Class H (b)...........   14,150   $  1,362,822
Lucent Technologies, Inc..............   37,700      2,344,469
Motorola, Inc.........................   30,150      3,589,734
Nokia OYJ ADR.........................   80,000      4,550,000
                                                  ------------
                                                    11,847,025
                                                  ------------
TELEPHONE  - 5.0%
AT&T Corp.............................   61,500      2,871,281
Bell Atlantic Corp....................   67,900      4,023,075
MCI Worldcom, Inc. (b)................   88,800      4,034,850
Sprint Corp. (FON Group)..............   12,500        768,750
US West, Inc..........................   34,150      2,431,053
                                                  ------------
                                                    14,129,009
                                                  ------------
TOTAL COMMON STOCKS
 (Cost $216,220,863)..................             284,222,194
                                                  ------------

--------------------------------------------------------------
 INVESTMENT COMPANIES  - 0.1%
--------------------------------------------------------------

Dreyfus Cash Management Fund..........  316,208        316,208
                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost
 $316,208)............................                 316,208
                                                  ------------

TOTAL INVESTMENTS
 (Cost $216,537,071) (a)  - 100.2%....             284,538,402

LIABILITIES IN EXCESS OF OTHER
 ASSETS  - (0.2)%....................                 (557,575)
                                                  ------------

NET ASSETS  - 100.0%..................            $283,980,827
                                                  ------------
                                                  ------------

---------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation                         $76,856,002
    Unrealized depreciation                          (8,854,671)
                                                    -----------
    Net unrealized appreciation                     $68,001,331
                                                    -----------
                                                    -----------

(b) Represents non-income producing security.

ADR --American Depositary Receipt
NV  --Naamloze Vennootschap
PLC --Public Limited Company

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value (cost
 $216,537,071).....................               $284,538,402
Cash...............................                  2,110,838
Dividends receivable...............                    282,230
Receivable for investments sold....                  3,433,080
Receivable for capital shares
 issued............................                      8,971
Prepaid expenses...................                      9,180
                                                  ------------
   TOTAL ASSETS....................                290,382,701
LIABILITIES:
Payable for investments
 purchased.........................  $5,486,239
Payable for capital shares
 redeemed..........................     698,783
Accrued expenses and other
 liabilities:
 Investment management.............     117,786
 Administration....................      19,242
 Distribution......................       3,286
 Shareholder servicing.............       6,178
 Other liabilities.................      70,360
                                     ----------
   TOTAL LIABILITIES...............                  6,401,874
                                                  ------------
NET ASSETS.........................               $283,980,827
                                                  ------------
                                                  ------------
COMPOSITION OF NET ASSETS:
Capital............................               $234,112,090
Accumulated net investment income..                    107,246
Accumulated net realized losses
 from investment and futures
 transactions......................                (18,239,840)
Unrealized appreciation from
 investments.......................                 68,001,331
                                                  ------------
NET ASSETS.........................               $283,980,827
                                                  ------------
                                                  ------------
CLASS A (INVESTOR) SHARES
Net Assets.........................               $ 25,411,824
Shares Outstanding (par value
 $0.001, unlimited number of
 authorized shares)................                  1,406,533
Net Asset Value and Redemption
 Price per share...................               $      18.07
                                                  ------------
                                                  ------------
Maximum Offering Price per share
 (Net asset value/(100% -- maximum
 sales charge of 3.50%))...........               $      18.73
                                                  ------------
                                                  ------------
CLASS B SHARES
Net Assets.........................               $  1,693,098
Shares Outstanding (par value
 $0.001, unlimited number of
 authorized shares)................                     94,574
Net Asset Value, Offering Price and
 Redemption Price per share*.......               $      17.90
                                                  ------------
                                                  ------------
CLASS C SHARES
 Net Assets........................               $  1,292,483
Shares Outstanding (par value
 $0.001, unlimited number of
 authorized shares)................                     71,817
Net Asset Value, Offering Price and
 Redemption Price per share*.......               $      18.00
                                                  ------------
                                                  ------------
CLASS Y (ADVISER) SHARES
Net Assets.........................               $255,583,422
Shares Outstanding (par value
 $0.001, unlimited number of
 authorized shares)................                 14,142,363
Net Asset Value, Offering Price and
 Redemption Price per share........               $      18.07
                                                  ------------
                                                  ------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Dividend income....................             $    2,047,084
EXPENSES:
Investment management..............  $601,629
Administration.....................   112,739
Distribution:
 Class B Shares....................     6,209
 Class C Shares....................     5,645
Shareholder servicing:
 Class A (Investor) Shares.........    32,973
 Class B Shares....................     2,098
 Class C Shares....................     1,820
Accounting.........................    33,875
Custodian..........................    29,106
Transfer agent.....................    36,785
Legal..............................    15,614
Printing...........................    26,854
Miscellaneous......................    26,996
Other expenses.....................    19,078
                                     --------
 TOTAL EXPENSES....................                    951,421
                                                --------------
NET INVESTMENT INCOME..............                  1,095,663
                                                --------------
NET REALIZED/UNREALIZED GAINS/
 (LOSSES) FROM INVESTMENTS:
Net realized losses from investment
 and futures transactions..........                (17,482,555)
Change in unrealized appreciation
 from investments and futures......                 19,650,934
                                                --------------
Net realized/unrealized gains from
 investments and futures...........                  2,168,379
                                                --------------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS........................             $    3,264,042
                                                --------------
                                                --------------

---------

* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE
                                                               APRIL 30,          YEAR ENDED
                                                                  2000           OCTOBER 31,
                                                              (UNAUDITED)            1999
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $ 1,095,663        $  1,296,119
 Net realized gains/(losses) from investment and futures
   transactions.............................................  (17,482,555)         26,280,422
 Change in unrealized appreciation from investment and
   futures transactions.....................................   19,650,934          19,851,181
                                                              ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    3,264,042          47,427,722
                                                              ------------       ------------
DIVIDENDS:
 From net investment income:
   Class A (Investor) Shares................................      (74,233)            (63,369)
   Class Y (Adviser) Shares.................................   (1,003,922)         (1,164,923)
 In excess of net investment income:
   Class B Shares...........................................           --                (449)
   Class C Shares (a).......................................           --              (1,888)
 From net realized gains from investment and futures
   transactions:
   Class A (Investor) Shares................................   (2,540,730)           (546,206)
   Class B Shares...........................................     (164,600)            (23,569)
   Class C Shares (a).......................................     (140,798)               (295)
   Class Y (Adviser) Shares.................................  (23,138,029)         (4,883,735)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............  (27,062,312)         (6,684,434)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   31,093,825             928,285
                                                              ------------       ------------
CHANGE IN NET ASSETS........................................    7,295,555          41,671,573
NET ASSETS:
 Beginning of period........................................  276,685,272         235,013,699
                                                              ------------       ------------
 End of period..............................................  $283,980,827       $276,685,272
                                                              ------------       ------------
                                                              ------------       ------------

---------

(a) The Fund commenced offering Class C Shares on November 4, 1998.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC EQUITY FUND

FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                  FOR THE SIX                                                   FOR THE PERIOD
                                                  MONTHS ENDED                                                    AUGUST 1,
                                                   APRIL 30,             FOR THE YEARS ENDED OCTOBER 31,             1995
                                                      2000          ------------------------------------------  TO OCTOBER 31,
                                                  (UNAUDITED)        1999        1998        1997        1996      1995(a)
                                                  ------------      -------     -------     -------     ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD............    $ 19.89         $ 16.95     $ 15.00     $ 11.93     $10.24     $ 10.00
                                                    -------         -------     -------     -------     ------     -------
INVESTMENT ACTIVITIES:
   Net investment income........................       0.05            0.05        0.05        0.07       0.19        0.04
   Net realized and unrealized gains from
    investment transactions.....................       0.07            3.32        2.80        3.32       1.67        0.24
                                                    -------         -------     -------     -------     ------     -------
   Total from investment activities.............       0.12            3.37        2.85        3.39       1.86        0.28
                                                    -------         -------     -------     -------     ------     -------
DIVIDENDS:
   Net investment income........................      (0.05)          (0.04)      (0.05)      (0.10)     (0.17)      (0.04)
   Net realized gains from investment
    transactions................................      (1.89)          (0.39)      (0.85)      (0.22)        --          --
                                                    -------         -------     -------     -------     ------     -------
   Total dividends..............................      (1.94)          (0.43)      (0.90)      (0.32)     (0.17)      (0.04)
                                                    -------         -------     -------     -------     ------     -------
NET ASSET VALUE, END OF PERIOD..................    $ 18.07         $ 19.89     $ 16.95     $ 15.00     $11.93     $ 10.24
                                                    -------         -------     -------     -------     ------     -------
                                                    -------         -------     -------     -------     ------     -------
TOTAL RETURN (EXCLUDES SALES CHARGE)............       0.84%(b)       20.23%      19.98%      28.92%     18.30%       2.75%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).............    $25,412         $27,942     $23,559     $12,363     $3,918     $22,092
Ratio of expenses to average net assets.........       0.91%(c)        0.94%       1.03%       1.21%      1.28%       1.47%(c)
Ratio of net investment income to average net
 assets.........................................       0.59%(c)        0.26%       0.30%       0.48%      1.83%       1.59%(c)
Ratio of expenses to average net assets.........       0.91%(c)        0.94%       1.03%       1.28%(d)   1.59%(d)    2.44%(c),(d)
Portfolio turnover (e)..........................      56.14%          70.85%     176.34%      99.02%     86.18%       2.00%

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC EQUITY FUND

FINANCIAL HIGHLIGHTS -- CLASS B SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE SIX
                                                                   MONTHS ENDED         FOR THE         FOR THE PERIOD
                                                                    APRIL 30,         YEAR ENDED        JANUARY 6, 1998
                                                                       2000           OCTOBER 31,       TO OCTOBER 31,
                                                                   (UNAUDITED)           1999               1998(a)
                                                                   ------------       -----------       ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................          $19.74            $16.92              $14.88
                                                                      ------            ------              ------
INVESTMENT ACTIVITIES:
   Net investment loss......................................           (0.01)            (0.08)              (0.01)
   Net realized and unrealized gains from investment
    transactions............................................            0.06              3.30                2.07
                                                                      ------            ------              ------
   Total from investment activities.........................            0.05              3.22                2.06
                                                                      ------            ------              ------
DIVIDENDS:
   Net investment income....................................              --                --               (0.02)
   In excess of net investment income.......................              --             (0.01)                 --
   Net realized gains from investment transactions..........           (1.89)            (0.39)                 --
                                                                      ------            ------              ------
   Total dividends..........................................           (1.89)            (0.40)              (0.02)
                                                                      ------            ------              ------
NET ASSET VALUE, END OF PERIOD..............................          $17.90            $19.74              $16.92
                                                                      ------            ------              ------
                                                                      ------            ------              ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................            0.46 %(b)        19.32 %             13.84 %(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................          $1,693            $1,775              $  956
Ratio of expenses to average net assets.....................            1.60 %(c)         1.69 %              1.78 %(c)
Ratio of net investment income to average net assets........           (0.10)%(c)        (0.50)%             (0.45)%(c)
Portfolio turnover (d)......................................           56.14 %           70.85 %            176.34 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC EQUITY FUND

FINANCIAL HIGHLIGHTS -- CLASS C SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE SIX
                                                                   MONTHS ENDED        FOR THE PERIOD
                                                                    APRIL 30,         NOVEMBER 4, 1998
                                                                       2000            TO OCTOBER 31,
                                                                   (UNAUDITED)            1999(a)
                                                                   ------------       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................          $19.83               $17.08
                                                                      ------               ------
INVESTMENT ACTIVITIES:
   Net investment loss......................................           (0.02)                  --
   Net realized and unrealized gains from investment
    transactions............................................            0.08                 3.19
                                                                      ------               ------
   Total from investment activities.........................            0.06                 3.19
                                                                      ------               ------
DIVIDENDS:
   In excess of net investment income.......................              --                (0.05)
   Net realized gains from investment transactions..........           (1.89)               (0.39)
                                                                      ------               ------
   Total dividends..........................................           (1.89)               (0.44)
                                                                      ------               ------
NET ASSET VALUE, END OF PERIOD..............................          $18.00               $19.83
                                                                      ------               ------
                                                                      ------               ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................            0.46 %(b)           19.05 %(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................          $1,292               $1,626
Ratio of expenses to average net assets.....................            1.60 %(c)            1.33 %(c)
Ratio of net investment income to average net assets........           (0.09)%(c)           (0.16)%(c)
Portfolio turnover (d)......................................           56.14 %              70.85 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC EQUITY FUND

FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                        FOR THE SIX                                            FOR THE PERIOD
                                                        MONTHS ENDED      FOR THE YEARS ENDED OCTOBER 31,       JULY 1, 1996
                                                       APRIL 30, 2000    ---------------------------------     TO OCTOBER 31,
                                                        (UNAUDITED)        1999         1998        1997           1996(a)
                                                       --------------    --------     --------     -------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $  19.89       $  16.95     $  15.01     $ 11.93         $ 11.49
                                                          --------       --------     --------     -------         -------
INVESTMENT ACTIVITIES:
   Net investment income.............................         0.07           0.10         0.08        0.10            0.08
   Net realized and unrealized gains from investment
    transactions.....................................         0.07           3.32         2.79        3.33            0.42
                                                          --------       --------     --------     -------         -------
   Total from investment activities..................         0.14           3.42         2.87        3.43            0.50
                                                          --------       --------     --------     -------         -------
DIVIDENDS:
   Net investment income.............................        (0.07)         (0.09)       (0.08)      (0.13)          (0.06)
   Net realized gains from investment transactions...        (1.89)         (0.39)       (0.85)      (0.22)             --
                                                          --------       --------     --------     -------         -------
   Total dividends...................................        (1.96)         (0.48)       (0.93)      (0.35)          (0.06)
                                                          --------       --------     --------     -------         -------
NET ASSET VALUE, END OF PERIOD.......................     $  18.07       $  19.89     $  16.95     $ 15.01         $ 11.93
                                                          --------       --------     --------     -------         -------
                                                          --------       --------     --------     -------         -------
TOTAL RETURN.........................................         0.90%(b)      20.59%       20.16%      29.28%           4.72%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)..................     $255,583       $245,342     $210,498     $63,060         $33,155
Ratio of expenses to average net assets..............         0.66%(c)       0.69%        0.78%       0.96%           0.66%(c)
Ratio of net investment income to average net
 assets..............................................         0.83%(c)       0.51%        0.55%       0.77%           1.93%(c)
Ratio of expenses to average net assets..............         0.66%(c)       0.69%        0.78%       1.03%(d)        0.97%(c),(d)
Portfolio turnover (e)...............................        56.14%         70.85%      176.34%      99.02%          86.18%

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)


ASSETS:
Investments, at value...................            $4,719,013
Receivable from investment manager......                18,726
Deferred organization costs.............                 7,055
Prepaid expenses........................                   779
                                                    ----------
   TOTAL ASSETS.........................             4,745,573
LIABILITIES:
Dividends payable.......................  $11,281
Accrued expenses and other liabilities:
 Administration.........................      161
 Distribution...........................      481
 Shareholder servicing..................      980
 Other liabilities......................   13,474
                                          -------
   TOTAL LIABILITIES....................                26,377
                                                    ----------
NET ASSETS..............................            $4,719,196
                                                    ----------
                                                    ----------
COMPOSITION OF NET ASSETS:
Capital.................................            $5,182,152
Accumulated net investment loss.........                (7,350)
Accumulated net realized loss from
 investment and futures transactions....              (242,323)
Unrealized depreciation from investment
 and futures transactions...............              (213,283)
                                                    ----------
NET ASSETS..............................            $4,719,196
                                                    ----------
                                                    ----------

CLASS A (INVESTOR) SHARES
Net Assets..............................            $4,234,116
Shares Outstanding (par value $0.001,
 unlimited number of shares
 authorized)............................               443,238
Net Asset Value and Redemption Price per
 share..................................            $     9.55
                                                    ----------
                                                    ----------
Maximum Offering Price per share (Net
 asset value/(100% -- maximum sales
 charge of 2.75%))......................            $     9.82
                                                    ----------
                                                    ----------

CLASS B SHARES
Net Assets..............................            $  332,640
Shares Outstanding (par value $0.001,
 unlimited number of shares
 authorized)............................                34,806
Net Asset Value, Offering Price and
 Redemption Price per share*............            $     9.56
                                                    ----------
                                                    ----------

CLASS C SHARES
Net Assets..............................            $  152,440
Shares Outstanding (par value $0.001,
 unlimited number of shares
 authorized)............................                15,968
Net Asset Value, Offering Price and
 Redemption Price per share*............            $     9.55
                                                    ----------
                                                    ----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Investment income from portfolio.........            $ 165,744
Expenses from portfolio..................              (11,743)
                                                     ---------
   TOTAL INVESTMENT INCOME...............              154,001
EXPENSES:
Administration...........................  $   959
Distribution
 Class B Shares..........................    1,242
 Class C Shares..........................      574
Shareholder servicing
 Class A (Investor) Shares...............    5,214
 Class B Shares..........................      418
 Class C Shares..........................      189
Accounting...............................   17,463
Transfer agent...........................   32,947
Registration.............................   12,364
Other expenses...........................   17,233
 Total expenses before reimbursements....               88,603
 Reimbursements..........................              (73,195)
                                                     ---------
 NET EXPENSES............................               15,408
                                                     ---------
NET INVESTMENT INCOME....................              138,593
                                                     ---------
NET REALIZED/UNREALIZED LOSSES FROM
 INVESTMENTS:
Net realized loss from investment and
 futures transactions....................              (66,303)
Change in unrealized depreciation from
 investments and futures.................              (40,409)
                                                     ---------
Net realized/unrealized loss from
 investments and futures.................             (106,712)
                                                     ---------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS..............................            $  31,881
                                                     ---------
                                                     ---------

---------
* Redemption price per share varies based on length of time shares are held.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED      FOR THE PERIOD
                                                               APRIL 30,            ENDED
                                                                  2000           OCTOBER 31,
                                                              (UNAUDITED)            1999
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................   $  138,593         $  303,848
 Net realized losses from investment and futures
   transactions.............................................      (66,303)          (176,984)
 Change in unrealized depreciation from investment and
   futures transactions.....................................      (40,409)           (97,937)
                                                               ----------         ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............       31,881             28,927
                                                               ----------         ----------
DIVIDENDS:
 From net investment income:
   Class A (Investor) Shares................................     (125,816)          (280,856)
   Class B Shares...........................................       (8,843)           (18,835)
   Class C Shares...........................................       (3,934)            (4,157)
 From net realized gains from investment and futures
   transactions:
   Class A (Investor) Shares................................           --            (98,834)
   Class B Shares...........................................           --             (7,515)
   Class C Shares...........................................           --               (143)
 In excess of net realized gains from investment and futures transactions:
   Class A (Investor) Shares................................           --            (10,993)
   Class B Shares...........................................           --               (829)
                                                               ----------         ----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (138,593)          (422,162)
                                                               ----------         ----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........       (4,902)            34,615
                                                               ----------         ----------
CHANGE IN NET ASSETS........................................     (111,614)          (358,620)
NET ASSETS:
   Beginning of period......................................    4,830,810          5,189,430
                                                               ----------         ----------
   End of period............................................   $4,719,196         $4,830,810
                                                               ----------         ----------
                                                               ----------         ----------

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC BOND FUND

FINANCIAL HIGHLIGHTS -- CLASS A (INVESTMENT) SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX                                      FOR THE PERIOD
                                                              MONTHS ENDED         FOR THE YEARS ENDED           AUGUST 26,
                                                               APRIL 30,               OCTOBER 31,                  1996
                                                                  2000         ---------------------------     TO OCTOBER 31,
                                                              (UNAUDITED)       1999      1998      1997          1996(a)
                                                              ------------     -------   -------   -------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   9.78       $ 10.51   $ 10.50   $ 10.26        $ 10.00
                                                                --------       -------   -------   -------        -------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.32          0.57      0.59      0.57           0.10
 Net realized and unrealized gains/(losses) from investment
   and futures transactions.................................       (0.23)        (0.49)     0.01      0.30           0.26
                                                                --------       -------   -------   -------        -------
 Total from investment activities...........................        0.09          0.08      0.60      0.87           0.36
                                                                --------       -------   -------   -------        -------
DIVIDENDS:
 Net investment income......................................       (0.32)        (0.57)    (0.59)    (0.57)            --
 Net realized gains from investment and futures
   transactions.............................................          --         (0.22)       --     (0.06)         (0.10)
 In excess of net realized gains from investment and futures
   transactions.............................................          --         (0.02)       --        --             --
                                                                --------       -------   -------   -------        -------
 Total dividends............................................       (0.32)        (0.81)    (0.59)    (0.63)         (0.10)
                                                                --------       -------   -------   -------        -------
NET ASSET VALUE, END OF PERIOD..............................    $   9.55       $  9.78   $ 10.51   $ 10.50        $ 10.26
                                                                --------       -------   -------   -------        -------
                                                                --------       -------   -------   -------        -------
TOTAL RETURN (EXCLUDES SALES CHARGE)........................        0.89 %(b)     0.68 %    5.83 %    8.71 %         3.61 %(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................    $  4,234       $ 4,331   $ 4,826   $ 2,439        $    21
Ratio of expenses to average net assets.....................        1.10 %(c)     1.07 %    1.10 %    1.10 %         1.04 %(c)
Ratio of net investment income to average net assets........        6.04 %(c)     5.84 %    5.51 %    5.40 %         5.23 %(c)
Ratio of expenses to average net assets (d).................        4.24 %(c)     2.62 %    1.61 %    5.24 %       280.50 %(c)
Portfolio turnover (e)......................................      199.03 %      433.26 %  126.40 %  349.00 %       152.00 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC BOND FUND

FINANCIAL HIGHLIGHTS -- CLASS B SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE SIX
                                                                   MONTHS ENDED       FOR THE       FOR THE PERIOD
                                                                    APRIL 30,       YEAR ENDED      JANUARY 6, 1998
                                                                       2000         OCTOBER 31,     TO OCTOBER 31,
                                                                   (UNAUDITED)         1999             1998(a)
                                                                   ------------     -----------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $   9.78         $ 10.51           $ 10.63
                                                                     --------         -------           -------
INVESTMENT ACTIVITIES:
 Net investment income......................................             0.28            0.49              0.41
 Net realized and unrealized gains/(losses) from investment
   and futures transactions.................................            (0.22)          (0.49)            (0.12)
                                                                     --------         -------           -------
 Total from investment activities...........................             0.06              --              0.29
                                                                     --------         -------           -------
DIVIDENDS:
 Net investment income......................................            (0.28)          (0.49)            (0.41)
 Net realized gains from investment and futures
   transactions.............................................               --           (0.22)               --
 In excess of net realized gains from investment and futures
   transactions.............................................               --           (0.02)               --
                                                                     --------         -------           -------
 Total dividends............................................            (0.28)          (0.73)            (0.41)
                                                                     --------         -------           -------
NET ASSET VALUE, END OF PERIOD..............................         $   9.56         $  9.78           $ 10.51
                                                                     --------         -------           -------
                                                                     --------         -------           -------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................             0.59 %(b)      (0.01)%            2.84 %(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................         $    333         $   345           $   364
Ratio of expenses to average net assets.....................             1.85 %(c)       1.79 %            1.85 %(c)
Ratio of net investment income to average net assets........             5.28 %(c)       5.13 %            4.76 %(c)
Ratio of expenses to average net assets (d).................             4.97 %(c)       3.37 %            2.36 %(c)
Portfolio turnover (e)......................................           199.03 %        433.26 %          126.40 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC BOND FUND

FINANCIAL HIGHLIGHTS -- CLASS C SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED        FOR THE PERIOD
                                                               APRIL 30,         NOVEMBER 4, 1998
                                                                  2000            TO OCTOBER 31,
                                                              (UNAUDITED)            1999(a)
                                                              ------------       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.77              $ 10.46
                                                                -------              -------
INVESTMENT ACTIVITIES:
 Net investment income......................................       0.28                 0.47
 Net realized and unrealized losses from investment and
   futures transactions.....................................      (0.22)               (0.45)
                                                                -------              -------
 Total from investment activities...........................       0.06                 0.02
                                                                -------              -------
DIVIDENDS:
 Net investment income......................................      (0.28)               (0.47)
 Net realized gains from investment and futures
   transactions.............................................         --                (0.24)
                                                                -------              -------
 Total dividends............................................      (0.28)               (0.71)
                                                                -------              -------
NET ASSET VALUE, END OF PERIOD..............................    $  9.55              $  9.77
                                                                -------              -------
                                                                -------              -------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................       0.63 %(b)            0.11 %(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................    $   152              $   152
Ratio of expenses to average net assets.....................       1.85 %(c)            1.95 %(c)
Ratio of net investment income to average net assets........       5.29 %(c)            4.96 %(c)
Ratio of expenses to average net assets (d).................       4.96 %(c)            3.50 %(c)
Portfolio turnover (e)......................................     199.03 %             433.26 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OVERSEAS EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value...................            $9,599,913
Receivable for capital shares issued....                 2,589
Receivable from investment manager......                 4,893
Tax reclaims receivable.................                 3,685
Deferred organization costs.............                 5,371
Prepaid expenses........................                 7,230
                                                    ----------
   TOTAL ASSETS.........................             9,623,681
LIABILITIES:
Accrued expenses and other liabilities:
 Administration.........................  $   330
 Distribution...........................      407
 Shareholder servicing..................    2,005
 Other liabilities......................   15,251
                                          -------
   TOTAL LIABILITIES....................                17,993
                                                    ----------
NET ASSETS..............................            $9,605,688
                                                    ----------
                                                    ----------
COMPOSITION OF NET ASSETS:
Capital.................................            $5,525,868
Accumulated net investment loss.........               (79,079)
Accumulated net realized gains from
 investment and foreign currency
 transactions...........................               525,922
Unrealized appreciation from investment
 and foreign currency transactions......             3,632,977
                                                    ----------
NET ASSETS..............................            $9,605,688
                                                    ----------
                                                    ----------
CLASS A (INVESTOR) SHARES
Net Assets..............................            $9,023,225
Shares Outstanding (par value $0.001,
 unlimited number of shares
 authorized)............................               439,883
Net Asset Value and Redemption
 Price per share........................            $    20.51
                                                    ----------
                                                    ----------
Maximum Offering Price per share (Net
 asset value/(100% -- maximum sales
 charge of 3.50%))......................            $    21.25
                                                    ----------
                                                    ----------
CLASS B SHARES
Net Assets..............................            $  283,423
Shares Outstanding (par value $0.001,
 unlimited number of shares
 authorized)............................                14,052
Net Asset Value, Offering Price and
 Redemption Price per share*............            $    20.17
                                                    ----------
                                                    ----------
CLASS C SHARES
Net Assets..............................            $  299,040
Shares Outstanding (par value $0.001,
 unlimited number of shares
 authorized)............................                14,687
Net Asset Value, Offering Price and
 Redemption Price per share*............            $    20.36
                                                    ----------
                                                    ----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Investment income from portfolio........            $   68,424
Foreign tax withholding from
 portfolio..............................                (7,188)
Expenses from portfolio.................               (39,428)
                                                    ----------
   TOTAL INVESTMENT INCOME..............                21,808
EXPENSES:
Administration..........................  $ 1,959
Distribution
 Class B Shares.........................      640
 Class C Shares.........................      685
Shareholder servicing
 Class A (Investor) Shares..............   11,478
 Class B Shares.........................      207
 Class C Shares.........................      216
Accounting..............................   17,477
Transfer agent..........................   32,017
Printing................................    5,131
Registration............................   12,049
Other expenses..........................   11,237
                                          -------
 Total expenses before reimbursements...                93,096
 Reimbursements.........................               (22,460)
                                                    ----------
 NET EXPENSES...........................                70,636
                                                    ----------
NET INVESTMENT LOSS.....................               (48,828)
                                                    ----------
NET REALIZED/UNREALIZED GAINS FROM
 INVESTMENTS:
Net realized gains from investment and
 foreign currency transactions..........               534,807
Change in unrealized appreciation from
 investments and foreign currencies.....             1,386,627
                                                    ----------
Net realized/unrealized gains from
 investments and foreign currencies.....             1,921,434
                                                    ----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................            $1,872,606
                                                    ----------
                                                    ----------

---------
* Redemption price per share varies based on length of time shares are held.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OVERSEAS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE
                                                               APRIL 30,          YEAR ENDED
                                                                  2000           OCTOBER 31,
                                                              (UNAUDITED)            1999
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss........................................   $  (48,828)        $  (21,758)
 Net realized gains from investment and foreign currency
   transactions.............................................      534,807            223,700
 Change in unrealized appreciation from investment and
   foreign currency transactions............................    1,386,627          2,283,371
                                                               ----------         ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    1,872,606          2,485,313
                                                               ----------         ----------
DIVIDENDS:
From net investment income:
 Class A (Investor) Shares..................................           --             (9,884)
From net realized gains from investment and foreign currency transactions:
 Class A (Investor) Shares..................................     (105,101)                --
 Class B....................................................       (1,339)                --
 Class C....................................................         (955)                --
                                                               ----------         ----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (107,395)            (9,884)
                                                               ----------         ----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........     (484,913)          (261,508)
                                                               ----------         ----------
CHANGE IN NET ASSETS........................................    1,280,298          2,213,921
NET ASSETS:
 Beginning of period........................................    8,325,390          6,111,469
                                                               ----------         ----------
 End of period..............................................   $9,605,688         $8,325,390
                                                               ----------         ----------
                                                               ----------         ----------

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OVERSEAS EQUITY FUND

FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                     FOR THE SIX                                                   FOR THE PERIOD
                                                     MONTHS ENDED                                                    AUGUST 26,
                                                      APRIL 30,           FOR THE YEARS ENDED OCTOBER 31,               1996
                                                         2000           ------------------------------------       TO OCTOBER 31,
                                                     (UNAUDITED)         1999           1998           1997           1996(a)
                                                     ------------       ------         ------         ------       --------------
NET ASSET VALUE, BEGINNING OF PERIOD...............     $16.90          $11.64         $11.57         $10.15           $10.00
                                                        ------          ------         ------         ------           ------
INVESTMENT ACTIVITIES:
 Net investment loss...............................      (0.11)          (0.04)         (0.01)         (0.00)*             --
 Net realized and unrealized gains from investment
   and foreign currency transactions...............       3.94            5.32           0.23           1.43             0.15
                                                        ------          ------         ------         ------           ------
 Total from investment activities..................       3.83            5.28           0.22           1.43             0.15
                                                        ------          ------         ------         ------           ------
DIVIDENDS:
 Net investment income.............................         --           (0.02)         (0.08)         (0.01)              --
 Net realized gains from investment and foreign
   currency transactions...........................      (0.22)             --          (0.07)         (0.00)*             --
                                                        ------          ------         ------         ------           ------
 Total dividends...................................      (0.22)          (0.02)         (0.15)         (0.01)              --
                                                        ------          ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD.....................     $20.51          $16.90         $11.64         $11.57           $10.15
                                                        ------          ------         ------         ------           ------
                                                        ------          ------         ------         ------           ------
TOTAL RETURN (EXCLUDES SALES CHARGE)...............      22.81 %(b)      45.41 %         1.96 %        14.08 %           1.50%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's)................     $9,023          $8,138         $6,070         $3,660           $  142
Ratio of expenses to average net assets............       1.89 %(c)       1.86 %         1.77 %         1.71 %           1.69%(c)
Ratio of net investment loss to average net
 assets............................................      (1.01)%(c)      (0.30)%        (0.08)%        (0.16)%           0.05%(c)
Ratio of expenses to average net assets (d)........       2.75 %(c)       2.44 %         1.86 %         4.10 %          33.34%(c)
Portfolio turnover (e).............................      14.50 %         34.26 %        40.47 %        30.00 %          23.30%

 * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OVERSEAS EQUITY FUND

FINANCIAL HIGHLIGHTS -- CLASS B SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE     FOR THE PERIOD
                                                               APRIL 30,         YEAR ENDED    JANUARY 6, 1998
                                                                  2000           OCTOBER 31,   TO OCTOBER 31,
                                                              (UNAUDITED)           1999           1998(a)
                                                              ------------       -----------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $16.69            $11.57          $11.45
                                                                 ------            ------          ------
INVESTMENT ACTIVITIES:
 Net investment loss........................................      (0.19)            (0.12)          (0.07)
 Net realized and unrealized gains from investment and
   foreign currency transactions............................       3.89              5.24            0.19
                                                                 ------            ------          ------
 Total from investment activities...........................       3.70              5.12            0.12
                                                                 ------            ------          ------
DIVIDENDS:
 Net realized gains from investment and foreign currency
   transactions.............................................      (0.22)               --              --
                                                                 ------            ------          ------
 Total dividends............................................      (0.22)               --              --
                                                                 ------            ------          ------
NET ASSET VALUE, END OF PERIOD..............................     $20.17            $16.69          $11.57
                                                                 ------            ------          ------
                                                                 ------            ------          ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................      22.31 %(b)        44.25 %          1.05 %(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................     $  283            $   90          $   42
Ratio of expenses to average net assets.....................       2.64 %(c)         2.59 %          2.52 %(c)
Ratio of net investment loss to average net assets..........      (1.56)%(c)        (1.04)%         (0.83)%(c)
Ratio of expenses to average net assets (d).................       3.23 %(c)         3.24 %          2.61 %(c)
Portfolio turnover (e)......................................      14.50 %           34.26 %         40.47 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OVERSEAS EQUITY FUND

FINANCIAL HIGHLIGHTS -- CLASS C SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                    FOR THE PERIOD
                                                               FOR THE SIX           NOVEMBER 4,
                                                               MONTHS ENDED              1998
                                                              APRIL 30, 2000        TO OCTOBER 31,
                                                               (UNAUDITED)             1999(a)
                                                              --------------       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 16.84               $11.88
                                                                  -------               ------
INVESTMENT ACTIVITIES:
 Net investment loss........................................        (0.18)               (0.08)
 Net realized and unrealized gains from investment and
   foreign currency transactions............................         3.92                 5.04
                                                                  -------               ------
 Total from investment activities...........................         3.74                 4.96
                                                                  -------               ------
DIVIDENDS:
 Net realized gains from investment and foreign currency
   transactions.............................................        (0.22)                  --
                                                                  -------               ------
 Total dividends............................................        (0.22)                  --
                                                                  -------               ------
NET ASSET VALUE, END OF PERIOD..............................      $ 20.36               $16.84
                                                                  -------               ------
                                                                  -------               ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................        22.28%(b)            41.84%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................      $   299               $   98
Ratio of expenses to average net assets.....................         2.64 %(c)            2.57 %(c)
Ratio of net investment loss to average net assets..........        (1.51)%(c)           (1.01)%(c)
Ratio of expenses to average net assets (d).................         3.18 %(c)            3.15 %(c)
Portfolio turnover (e)......................................        14.50 %              34.26 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value..................            $19,257,094
Receivable for capital shares issued...                    247
Receivable from investment manager.....                  5,243
Deferred organization costs............                  4,478
Miscellaneous receivables and prepaid
 expenses..............................                    829
                                                   -----------
   TOTAL ASSETS........................             19,267,891
LIABILITIES:
Payable for capital shares redeemed....  $ 3,449
Accrued expenses and other liabilities:
 Administration........................      637
 Distribution..........................      905
 Shareholder servicing.................    3,756
 Other liabilities.....................   31,247
                                         -------
   TOTAL LIABILITIES...................                 39,994
                                                   -----------
NET ASSETS.............................            $19,227,897
                                                   -----------
                                                   -----------
COMPOSITION OF NET ASSETS:
 Capital...............................            $12,266,920
 Accumulated net investment loss.......               (156,354)
 Accumulated net realized gains from
   investments.........................              4,286,165
 Unrealized appreciation from
   investments.........................              2,831,166
                                                   -----------
NET ASSETS.............................            $19,227,897
                                                   -----------
                                                   -----------
CLASS A (INVESTOR) SHARES
Net Assets.............................            $17,655,117
Shares Outstanding (par value $0.001,
 unlimited number of shares
 authorized)...........................              1,001,892
Net Asset Value and Redemption
Price per share........................            $     17.62
                                                   -----------
                                                   -----------
Maximum Offering Price per share (Net
 asset value/(100% -- maximum sales
 charge of 3.50%)).....................            $     18.26
                                                   -----------
                                                   -----------
CLASS B SHARES
Net Assets.............................            $   916,075
Shares Outstanding (par value $0.001,
 unlimited number of shares
 authorized)...........................                 52,749
Net Asset Value, Offering Price and
 Redemption Price per share*...........            $     17.37
                                                   -----------
                                                   -----------
CLASS C SHARES
Net Assets.............................            $   656,705
Shares Outstanding (par value $0.001,
 unlimited number of shares
 authorized)...........................                 37,577
Net Asset Value, Offering Price and
 Redemption Price per share*...........            $     17.48
                                                   -----------
                                                   -----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT LOSS:
Investment income from portfolio........            $   25,652
Expenses from portfolio.................               (92,084)
                                                    ----------
   TOTAL INVESTMENT LOSS................               (66,432)
EXPENSES:
Administration..........................  $ 3,811
Distribution
 Class B Shares.........................    2,806
 Class C Shares.........................    1,827
Shareholder servicing
 Class A (Investor) Shares..............   21,540
 Class B Shares.........................      980
 Class C Shares.........................      634
Accounting..............................   17,477
Transfer agent..........................   36,446
Printing................................    6,768
Registration............................   12,765
Other expenses..........................    5,767
                                          -------
 Total expenses before reimbursements...               110,821
 Reimbursements.........................               (20,899)
                                                    ----------
 NET EXPENSES...........................                89,922
                                                    ----------
NET INVESTMENT LOSS.....................              (156,354)
                                                    ----------
NET REALIZED/UNREALIZED GAINS FROM
 INVESTMENTS:
Net realized gains from investment
 transactions...........................             4,419,509
Change in unrealized appreciation from
 investments............................             1,967,109
                                                    ----------
Net realized/unrealized gains from
 investments............................             6,386,618
                                                    ----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................            $6,230,264
                                                    ----------
                                                    ----------

---------
* Redemption price per share varies based on length of time shares are held.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED     FOR THE
                                                               APRIL 30,     YEAR ENDED
                                                                  2000       OCTOBER 31,
                                                              (UNAUDITED)      1999(A)
                                                              ------------   -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss........................................  $  (156,354)   $  (193,773)
 Net realized gains from investment transactions............    4,419,509      1,513,003
 Change in unrealized appreciation from investment
   transactions.............................................    1,967,109      1,552,817
                                                              -----------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    6,230,264      2,872,047
                                                              -----------    -----------
DIVIDENDS:
In excess of net investment income:
 Class A (Investor) Shares..................................           --        (42,676)
 Class B Shares.............................................           --         (1,322)
 Class C Shares(a)..........................................           --           (131)
From net realized gains from investment transactions:
 Class A (Investor) Shares..................................   (1,264,593)      (723,716)
 Class B Shares.............................................      (53,066)       (22,200)
 Class C Shares(a)..........................................      (28,893)        (1,482)
                                                              -----------    -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............   (1,346,552)      (791,527)
                                                              -----------    -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........      504,022     (1,726,997)
                                                              -----------    -----------
CHANGE IN NET ASSETS........................................    5,387,734        353,523
NET ASSETS:
 Beginning of period........................................   13,840,163     13,486,640
                                                              -----------    -----------
 End of period..............................................  $19,227,897    $13,840,163
                                                              -----------    -----------
                                                              -----------    -----------

---------
(a) The Fund commenced offering Class C Shares on November 4, 1998.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                       FOR THE SIX
                                                       MONTHS ENDED                                             FOR THE PERIOD
                                                        APRIL 30,        FOR THE YEARS ENDED OCTOBER 31,      SEPTEMBER 23, 1996
                                                           2000         ---------------------------------       TO OCTOBER 31,
                                                       (UNAUDITED)       1999         1998         1997            1996(a)
                                                       ------------     -------      -------      -------     ------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $  13.19       $ 11.33      $ 12.37      $  9.80          $ 10.00
                                                         --------       -------      -------      -------          -------
INVESTMENT ACTIVITIES:
 Net investment loss.................................       (0.14)        (0.19)       (0.13)       (0.07)              --
 Net realized and unrealized gains/(losses) from
   investment transactions...........................        5.88          2.78        (0.46)        2.64            (0.20)
                                                         --------       -------      -------      -------          -------
 Total from investment activities....................        5.74          2.59        (0.59)        2.57            (0.20)
                                                         --------       -------      -------      -------          -------
DIVIDENDS:
 Net investment income...............................          --         (0.04)          --           --               --
 Net realized gains from investment transactions.....       (1.31)        (0.69)       (0.45)       (0.00)*             --
                                                         --------       -------      -------      -------          -------
 Total dividends.....................................       (1.31)        (0.73)       (0.45)       (0.00)*             --
                                                         --------       -------      -------      -------          -------
NET ASSET VALUE, END OF PERIOD.......................    $  17.62       $ 13.19      $ 11.33      $ 12.37          $  9.80
                                                         --------       -------      -------      -------          -------
                                                         --------       -------      -------      -------          -------
TOTAL RETURN (EXCLUDES SALES CHARGE).................       45.22 %(b)    23.80 %     (4.68%)       26.28 %         (2.00% ) (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's)..................    $ 17,655       $13,015      $13,137      $ 9,983          $ 3,184
Ratio of expenses to average net assets..............        1.65 %(c)     1.75 %       1.63 %       1.55 %           1.22 %(c)
Ratio of net investment loss to average net assets...       (1.64)%(c)    (1.38)%      (1.17)%      (1.05)%          (0.28)%(c)
Ratio of expenses to average net assets (d)..........        2.18 %(c)     2.14 %       1.64 %       2.01 %           2.90 %(c)
Portfolio turnover (e)...............................       43.34 %       77.74 %     154.69 %      92.18 %          50.55 %

 * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS -- CLASS B SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                   FOR THE SIX
                                                                   MONTHS ENDED       FOR THE       FOR THE PERIOD
                                                                    APRIL 30,       YEAR ENDED      JANUARY 6, 1998
                                                                       2000         OCTOBER 31,     TO OCTOBER 31,
                                                                   (UNAUDITED)         1999             1998(a)
                                                                   ------------     -----------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $ 13.06         $  11.31           $ 11.65
                                                                     -------         --------           -------
INVESTMENT ACTIVITIES:
 Net investment loss........................................           (0.20)           (0.23)            (0.09)
 Net realized and unrealized gains/(losses) from investment
   transactions.............................................            5.82             2.71             (0.25)
                                                                     -------         --------           -------
 Total from investment activities...........................            5.62             2.48             (0.34)
                                                                     -------         --------           -------
DIVIDENDS:
 In excess of net investment income.........................              --            (0.04)               --
 Net realized gains from investment transactions............           (1.31)           (0.69)               --
                                                                     -------         --------           -------
 Total dividends............................................           (1.31)           (0.73)               --
                                                                     -------         --------           -------
NET ASSET VALUE, END OF PERIOD..............................         $ 17.37         $  13.06           $ 11.31
                                                                     -------         --------           -------
                                                                     -------         --------           -------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................           44.72 %(b)       22.93 %          (2.92% ) (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................         $   916         $    536           $   349
Ratio of expenses to average net assets.....................            2.40 %(c)        2.48 %            2.38 %(c)
Ratio of net investment loss to average net assets..........           (2.36)%(c)       (2.12)%           (1.92)%(c)
Ratio of expenses to average net assets (d).................            2.79 %(c)        2.92 %            2.39 %(c)
Portfolio turnover (e)......................................           43.34 %          77.74 %          154.69 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS -- CLASS C SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED        FOR THE PERIOD
                                                               APRIL 30,         NOVEMBER 4, 1998
                                                                  2000            TO OCTOBER 31,
                                                              (UNAUDITED)            1999(a)
                                                              ------------       ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 13.13              $ 11.55
                                                                -------              -------
INVESTMENT ACTIVITIES:
 Net investment loss........................................      (0.33)               (0.10)
 Net realized and unrealized gains from investment
   transactions.............................................       5.99                 2.41
                                                                -------              -------
 Total from investment activities...........................       5.66                 2.31
                                                                -------              -------
DIVIDENDS:
 In excess of net investment income.........................         --                (0.04)
 Net realized gains from investment transactions............      (1.31)               (0.69)
                                                                -------              -------
 Total dividends............................................      (1.31)               (0.73)
                                                                -------              -------
NET ASSET VALUE, END OF PERIOD..............................    $ 17.48              $ 13.13
                                                                -------              -------
                                                                -------              -------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................      44.79 %(b)           21.00 %(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).........................    $   657              $   289
Ratio of expenses to average net assets.....................       2.40 %(c)            2.38 %(c)
Ratio of net investment loss to average net assets..........      (2.30)%(c)           (2.02)%(c)
Ratio of expenses to average net assets (d).................       2.71 %(c)            2.77 %(c)
Portfolio turnover (e)......................................      43.34 %              77.74 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC ADVISOR FUNDS TRUST
REPUBLIC FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDIT)

ASSETS:
Investments, at value................             $101,556,238
Prepaid expenses.....................                    1,480
                                                  ------------
   TOTAL ASSETS......................              101,557,718
LIABILITIES:
Dividends payable....................  $265,528
Payable for capital shares
redeemed.............................   540,424
Accrued expenses and other liabilities:
 Administration......................     3,482
 Other liabilities...................    22,000
                                       --------
   TOTAL LIABILITIES.................                  831,434
                                                  ------------
NET ASSETS...........................             $100,726,284
                                                  ------------
                                                  ------------
COMPOSITION OF NET ASSETS:
Capital..............................             $110,239,754
Accumulated net investment loss......                 (248,491)
Accumulated net realized loss from
 investment and futures
 transactions........................               (4,627,268)
Unrealized depreciation from
 investment and futures
 transactions........................               (4,637,711)
                                                  ------------
NET ASSETS...........................             $100,726,284
                                                  ------------
                                                  ------------
Shares Outstanding (par value $0.001,
 unlimited number of authorized
 shares).............................               10,295,280
                                                  ------------
                                                  ------------
Net Asset Value, Offering Price and
 Redemption Price per share..........             $       9.78
                                                  ------------
                                                  ------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Investment income from portfolio........            $ 3,847,887
Expenses from portfolio.................               (272,240)
                                                    -----------
   TOTAL INVESTMENT INCOME..............              3,575,647
EXPENSES:
Administration..........................  $21,937
Accounting..............................   12,179
Transfer agent..........................   13,143
Printing................................    6,843
Registration............................    5,557
Other expenses..........................   14,478
                                          -------
   TOTAL EXPENSES.......................                 74,137
                                                    -----------
NET INVESTMENT INCOME...................              3,501,510
                                                    -----------
NET REALIZED/UNREALIZED LOSSES FROM
 INVESTMENTS:
Net realized losses from investment and
 futures transactions...................             (1,311,541)
Change in unrealized depreciation from
 investments and futures................             (1,229,825)
                                                    -----------
Net realized/unrealized losses from
 investments and futures................             (2,541,366)
                                                    -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................            $   960,144
                                                    -----------
                                                    -----------

                       See notes to financial statements.

REPUBLIC ADVISOR FUNDS TRUST
REPUBLIC FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX          FOR THE
                                                               MONTHS ENDED        YEAR ENDED
                                                              APRIL 30, 2000      OCTOBER 31,
                                                               (UNAUDITED)            1999
                                                              --------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................   $  3,501,510       $  6,960,802
 Net realized losses from investment and futures
   transactions.............................................     (1,311,541)        (3,338,029)
 Change in unrealized depreciation from investments and
   futures..................................................     (1,229,825)        (2,387,320)
                                                               ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............        960,144          1,235,453
                                                               ------------       ------------
DIVIDENDS:
 Net investment income......................................     (3,501,510)        (6,960,802)
 Net realized gain from investment and futures
   transactions.............................................             --         (2,615,480)
 In excess of net realized gain from investment and futures
   transactions.............................................             --            (54,412)
                                                               ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............     (3,501,510)        (9,630,694)
                                                               ------------       ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued................................      4,403,311         22,231,660
 Dividends reinvested.......................................      3,396,493          8,621,925
 Cost of shares redeemed....................................    (18,936,773)        (5,781,569)
                                                               ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........    (11,136,969)        25,072,016
                                                               ------------       ------------
CHANGE IN NET ASSETS........................................    (13,678,335)        16,676,775
NET ASSETS:
 Beginning of period........................................    114,404,619         97,727,844
                                                               ------------       ------------
 End of period..............................................   $100,726,284       $114,404,619
                                                               ------------       ------------
                                                               ------------       ------------
SHARE TRANSACTIONS:
 Issued.....................................................        446,311          2,127,144
 Reinvested.................................................        343,350            827,775
 Redeemed...................................................     (1,921,767)          (567,666)
                                                               ------------       ------------
Change in shares............................................     (1,132,106)         2,387,253
                                                               ------------       ------------
                                                               ------------       ------------

                       See notes to financial statements.

REPUBLIC ADVISOR FUNDS TRUST
REPUBLIC FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                            FOR THE SIX
                                            MONTHS ENDED                                                        FOR THE PERIOD
                                             APRIL 30,             FOR THE YEARS ENDED OCTOBER 31,             JANUARY 9, 1995
                                                2000       -----------------------------------------------     TO OCTOBER 31,
                                            (UNAUDITED)      1999         1998         1997         1996           1995(a)
                                            ------------   --------      -------      -------      -------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD......    $  10.01     $  10.81      $ 10.92      $ 10.67      $ 10.96         $ 10.00
                                              --------     --------      -------      -------      -------         -------
INVESTMENT ACTIVITIES:
 Net investment income....................        0.35         0.62         0.65         0.59         0.59            0.46
 Net realized and unrealized
   gains/(losses) from investment and
   futures transactions...................       (0.23)       (0.51)        0.02         0.31         0.08            0.96
                                              --------     --------      -------      -------      -------         -------
 Total from investment activities.........        0.12         0.11         0.67         0.90         0.67            1.42
                                              --------     --------      -------      -------      -------         -------
DIVIDENDS:
 Net investment income....................       (0.35)       (0.62)       (0.65)       (0.64)       (0.59)          (0.46)
 In excess of net realized gains from
   investment and futures transactions....          --        (0.01)          --           --           --              --
 Net realized gains from investment and
   futures transactions...................          --        (0.28)       (0.13)       (0.01)       (0.37)             --
                                              --------     --------      -------      -------      -------         -------
 Total dividend...........................       (0.35)       (0.91)       (0.78)       (0.65)       (0.96)          (0.46)
                                              --------     --------      -------      -------      -------         -------
NET ASSET VALUE, END OF PERIOD............    $   9.78     $  10.01      $ 10.81      $ 10.92      $ 10.67         $ 10.96
                                              --------     --------      -------      -------      -------         -------
                                              --------     --------      -------      -------      -------         -------
TOTAL RETURN..............................        1.23%(b)     1.01%        6.26%        9.14%        6.51%          14.37%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's).......    $100,726     $114,405      $97,728      $71,686      $42,424         $26,128
Ratio of expenses to average net assets...        0.65%(c)     0.69%        0.78%        0.83%        0.83%           0.91%(c)
Ratio of net investment income to average
 net assets...............................        6.58%(c)     6.31%        5.87%        5.92%        5.51%           5.63%(c)
Ratio of expenses to average net assets...        0.65%(c)     0.69%        0.78%        0.85%(d)     1.06%(d)        1.72%(c),(d)
Portfolio turnover (e)....................      199.03%      433.26%      126.40%      349.00%      152.00%         100.00%

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC ADVISOR FUNDS TRUST
REPUBLIC INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value................             $239,715,929
Receivable for capital shares
 issued..............................                1,772,267
Tax reclaims receivable..............                  113,024
Prepaid expenses.....................                    7,450
                                                  ------------
   TOTAL ASSETS......................              241,608,670
LIABILITIES:
Payable for capital shares
 redeemed............................  $715,000
Accrued expenses and other
 liabilities:
 Administration......................     8,189
 Other liabilities...................    65,723
                                       --------
   TOTAL LIABILITIES.................                  788,912
                                                  ------------
NET ASSETS...........................             $240,819,758
                                                  ------------
                                                  ------------
COMPOSITION OF NET ASSETS:
Capital..............................             $144,185,395
Accumulated net investment loss......                 (611,857)
Accumulated net realized gains from
 investment and foreign currency
 transactions........................               12,797,319
Unrealized appreciation from
 investment and foreign currency
 transactions........................               84,448,901
                                                  ------------
NET ASSETS...........................             $240,819,758
                                                  ------------
                                                  ------------
Shares Outstanding (par value $0.001,
 unlimited number of authorized
 shares).............................               11,153,481
                                                  ------------
                                                  ------------
Net Asset Value, Offering Price and
 Redemption Price per share..........             $      21.59
                                                  ------------
                                                  ------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Investment income from portfolio.......            $ 1,571,578
Tax reclaims...........................                 14,054
Foreign tax withholding from
 portfolio.............................               (168,504)
Expenses from portfolio................               (889,353)
                                                   -----------
   TOTAL INVESTMENT INCOME.............                527,775
EXPENSES:
Administration.........................  $43,970
Accounting.............................    9,747
Transfer agent.........................   14,330
Printing...............................    9,394
Other expenses.........................   12,666
                                         -------
 TOTAL EXPENSES........................                 90,107
                                                   -----------
NET INVESTMENT INCOME..................                437,668
                                                   -----------
NET REALIZED/UNREALIZED GAINS FROM
 INVESTMENTS:
Net realized gains from investment and
 foreign currency transactions.........             12,812,080
Change in unrealized appreciation from
 investments and foreign currencies....             26,950,887
                                                   -----------
Net realized/unrealized gains from
 investments and foreign currencies....             39,762,967
                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS............................            $40,200,635
                                                   -----------
                                                   -----------

                       See notes to financial statements.

REPUBLIC ADVISOR FUNDS TRUST
REPUBLIC INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE
                                                               APRIL 30,          YEAR ENDED
                                                                  2000           OCTOBER 31,
                                                              (UNAUDITED)            1999
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $   437,668        $    794,715
 Net realized gains from investment and foreign currency
   transactions.............................................   12,812,080           9,924,244
 Change in unrealized appreciation from investments and
   foreign currencies.......................................   26,950,887          45,308,486
                                                              ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   40,200,635          56,027,445
                                                              ------------       ------------
DIVIDENDS:
 Net investment income......................................   (1,113,205)         (1,360,840)
 Net realized gains from investment and foreign currency
   transactions.............................................  (10,986,096)         (4,150,773)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............  (12,099,301)         (5,511,613)
                                                              ------------       ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued................................   56,626,745          21,530,523
 Dividends reinvested.......................................   11,983,348           5,352,712
 Cost of shares redeemed....................................  (27,895,931)        (25,644,831)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   40,714,162           1,238,404
                                                              ------------       ------------
CHANGE IN NET ASSETS........................................   68,815,496          51,754,236
NET ASSETS:
 Beginning of period........................................  172,004,262         120,250,026
                                                              ------------       ------------
 End of period..............................................  $240,819,758       $172,004,262
                                                              ------------       ------------
                                                              ------------       ------------
SHARE TRANSACTIONS:
 Issued.....................................................    2,558,109           1,192,021
 Reinvested.................................................      603,844             402,970
 Redeemed...................................................   (1,264,214)         (1,422,117)
                                                              ------------       ------------
Change in shares............................................    1,897,739             172,874
                                                              ------------       ------------
                                                              ------------       ------------

                       See notes to financial statements.

REPUBLIC ADVISOR FUNDS TRUST
REPUBLIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                         FOR THE SIX
                                         MONTHS ENDED                                                          FOR THE PERIOD
                                          APRIL 30,              FOR THE YEARS ENDED OCTOBER 31,               JANUARY 9, 1995
                                             2000       -------------------------------------------------      TO OCTOBER, 31
                                         (UNAUDITED)      1999          1998          1997         1996            1995(a)
                                         ------------   --------      --------      --------      -------      ---------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $  18.58     $  13.24      $  13.76      $  12.05      $ 10.80          $ 10.00
                                           --------     --------      --------      --------      -------          -------
INVESTMENT ACTIVITIES:
 Net investment income.................        0.05         0.09          0.11          0.12         0.11             0.08
 Net realized and unrealized gains from
   investment and foreign currency
   transactions........................        4.27         5.87          0.32          1.85         1.31             0.75
                                           --------     --------      --------      --------      -------          -------
 Total from investment activities......        4.32         5.96          0.43          1.97         1.42             0.83
                                           --------     --------      --------      --------      -------          -------
DIVIDENDS:
 Net investment income.................       (0.11)       (0.15)        (0.27)        (0.11)       (0.16)           (0.03)
 Net realized gains from investment and
   foreign currency transactions.......       (1.20)       (0.47)        (0.68)        (0.15)       (0.01)              --
                                           --------     --------      --------      --------      -------          -------
 Total dividends.......................       (1.31)       (0.62)        (0.95)        (0.26)       (0.17)           (0.03)
                                           --------     --------      --------      --------      -------          -------
NET ASSET VALUE, END OF PERIOD.........    $  21.59     $  18.58      $  13.24      $  13.76      $ 12.05          $ 10.80
                                           --------     --------      --------      --------      -------          -------
                                           --------     --------      --------      --------      -------          -------
TOTAL RETURN...........................       23.91%(b)    46.92%         3.49%        16.62%       13.22%            8.31%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000's)....    $240,820     $172,004      $120,250      $132,924      $96,977          $34,244
Ratio of expenses to average net
 assets................................        0.92%(c)     1.05%         1.09%         0.91%        1.11%            1.14%(c)
Ratio of net investment income to
 average net assets....................        0.41%(c)     0.54%         0.75%         0.91%        0.99%            1.26%(c)
Ratio of expenses to average net
 assets................................        0.92%(c)     1.05%         1.09%         0.91%        1.13%(d)         2.12%(c),(d)
Portfolio turnover(e)..................       14.50%       34.26%        40.47%        30.00%       23.30%            3.07%

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC ADVISOR FUNDS TRUST
REPUBLIC SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value................             $222,018,091
Receivable for capital shares
 issued..............................                  788,385
Deferred organization costs..........                    5,979
Prepaid expenses.....................                    2,533
                                                  ------------
   TOTAL ASSETS......................              222,814,988
LIABILITIES:
Payable for capital shares
 redeemed............................  $325,000
Accrued expenses and other
 liabilities:
 Administration......................     7,327
 Other liabilities...................    41,048
                                       --------
   TOTAL LIABILITIES.................                  373,375
                                                  ------------
NET ASSETS...........................             $222,441,613
                                                  ------------
                                                  ------------
COMPOSITION OF NET ASSETS:
Capital..............................             $148,129,856
Accumulated net investment loss......                 (834,583)
Accumulated net realized gains from
 investments.........................               45,662,121
Unrealized appreciation from
 investments.........................               29,484,219
                                                  ------------
NET ASSETS...........................             $222,441,613
                                                  ------------
                                                  ------------
Shares Outstanding (par value $0.001,
 unlimited number of authorized
 shares).............................               13,328,856
                                                  ------------
                                                  ------------
Net Asset Value, Offering Price and
 Redemption Price per share..........             $      16.69
                                                  ------------
                                                  ------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT LOSS:
Investment income from portfolio.......            $   286,828
Expenses from portfolio................             (1,026,456)
                                                   -----------
   TOTAL INVESTMENT LOSS...............               (739,628)
EXPENSES:
Administration.........................  $42,469
Accounting.............................    5,933
Transfer agent.........................   12,363
Printing...............................    8,639
Registration...........................   11,626
Other expenses.........................   13,925
                                         -------
   TOTAL EXPENSES......................                 94,955
                                                   -----------
NET INVESTMENT INCOME..................               (834,583)
                                                   -----------
NET REALIZED/UNREALIZED GAINS FROM
 INVESTMENTS:
Net realized gains from investment
 transactions..........................             47,089,137
Change in unrealized appreciation from
 investments...........................             20,213,825
                                                   -----------
Net realized/unrealized gains from
 investments...........................             67,302,962
                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS............................            $66,468,379
                                                   -----------
                                                   -----------

                       See notes to financial statements.

REPUBLIC ADVISOR FUNDS TRUST
REPUBLIC SMALL CAP EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX          FOR THE
                                                               MONTHS ENDED        YEAR ENDED
                                                              APRIL 30, 2000      OCTOBER 31,
                                                               (UNAUDITED)            1999
                                                              --------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss........................................   $   (834,583)      $ (1,096,008)
 Net realized gains from investment transactions............     47,089,137         17,034,495
 Change in unrealized appreciation from investments.........     20,213,825         13,041,935
                                                               ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     66,468,379         28,980,422
                                                               ------------       ------------
DIVIDENDS:
 In excess of net investment income.........................             --           (293,756)
 Net realized gains from investment transactions............    (16,264,282)       (14,603,978)
                                                               ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............    (16,264,282)       (14,897,734)
                                                               ------------       ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued................................    114,489,446         44,399,234
 Dividends reinvested.......................................     16,264,282         14,867,311
 Cost of shares redeemed....................................   (107,054,259)       (37,745,870)
                                                               ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........     23,699,469         21,520,675
                                                               ------------       ------------
CHANGE IN NET ASSETS........................................     73,903,566         35,603,363
NET ASSETS:
 Beginning of period........................................    148,538,047        112,934,684
                                                               ------------       ------------
 End of period..............................................   $222,441,613       $148,538,047
                                                               ------------       ------------
                                                               ------------       ------------
SHARE TRANSACTIONS:
 Issued.....................................................      6,825,154          3,779,113
 Reinvested.................................................      1,146,179          1,394,006
 Redeemed...................................................     (6,471,762)        (3,184,167)
                                                               ------------       ------------
Change in shares............................................      1,499,571          1,988,952
                                                               ------------       ------------
                                                               ------------       ------------

                       See notes to financial statements.

REPUBLIC ADVISOR FUNDS TRUST
REPUBLIC SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                     FOR THE SIX
                                                     MONTHS ENDED                                             FOR THE PERIOD
                                                      APRIL 30,       FOR THE YEARS ENDED OCTOBER 31,        SEPTEMBER 3, 1996
                                                         2000       ------------------------------------      TO OCTOBER 31,
                                                     (UNAUDITED)      1999          1998          1997            1996(a)
                                                     ------------   --------      --------      --------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD...............    $  12.56     $  11.48      $  13.44      $  10.63          $ 10.00
                                                       --------     --------      --------      --------          -------
INVESTMENT ACTIVITIES:
 Net investment loss...............................       (0.06)       (0.09)        (0.09)        (0.06)              --
 Net realized and unrealized gains/(losses) from
   investments.....................................        5.57         2.65         (0.49)         2.93             0.63
                                                       --------     --------      --------      --------          -------
 Total from investment activities..................        5.51         2.56         (0.58)         2.87             0.63
                                                       --------     --------      --------      --------          -------
DIVIDENDS:
 In excess of net investment income................          --        (0.03)           --            --               --
 Net realized gains from investments...............       (1.38)       (1.45)        (1.38)        (0.06)              --
                                                       --------     --------      --------      --------          -------
 Total dividends...................................       (1.38)       (1.48)        (1.38)        (0.06)              --
                                                       --------     --------      --------      --------          -------
NET ASSET VALUE, END OF PERIOD.....................    $  16.69     $  12.56      $  11.48      $  13.44          $ 10.63
                                                       --------     --------      --------      --------          -------
                                                       --------     --------      --------      --------          -------
TOTAL RETURN.......................................       45.81 %(b)   24.63 %       (4.27)%       27.18 %           6.30 %(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)................    $222,442     $148,538      $112,935      $137,996          $92,842
Ratio of expenses to average net assets............        1.08 %(c)    1.18 %        1.14 %        1.02 %           0.91 %(c)
Ratio of net investment loss to average net
 assets............................................       (0.81)%(c)   (0.81)%       (0.68)%       (0.50)%          (0.28)%(c)
Ratio of expenses to average net assets............        1.08 %(c)    1.18 %        1.16 %(d)     1.03 %(d)        1.17 %(c),(d)
Portfolio turnover (e).............................       43.34 %      77.74 %      154.69 %       92.18 %          50.55 %

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e) Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

                       See notes to financial statements.

REPUBLIC FUNDS
REPUBLIC ADVISOR FUNDS TRUST

                      NOTES TO FINANCIAL STATEMENTS
                             APRIL 30, 2000
                               (UNAUDITED)

1. ORGANIZATION:

     The Republic New York Tax-Free Bond Fund (the 'New York Tax-Free Bond Fund'), Republic Equity Fund (the 'Equity Fund'), Republic Bond Fund (the 'Bond Fund'), Republic Overseas Equity Fund (the 'Overseas Equity Fund') and Republic Opportunity Fund (the 'Opportunity Fund') (individually a 'Fund,' collectively the 'Funds') are separate series of Republic Funds (the 'Trust'), a Massachusetts business trust organized on April 22, 1987. The Republic Fixed Income Fund (the 'Fixed Income Fund'), Republic International Equity Fund (the 'International Equity Fund') and Republic Small Cap Equity Fund (the 'Small Cap Equity Fund') are separate series of Republic Advisor Funds Trust (the 'Advisor Trust'), a Massachusetts business trust organized on April 5, 1996. The Trust and Advisor Trust (collectively the 'Trusts') are registered under the Investment Company Act of 1940, as amended (the 'Act'), as open-end management investment companies and are part of the Republic Family of Funds.

     The Bond Fund, Fixed Income Fund, Overseas Equity Fund, International Equity Fund, Opportunity Fund and the Small Cap Equity Fund (individually a 'Feeder Fund,' collectively the 'Feeder Funds') utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below), per the following schedule:

                                                                       PROPORTIONATE
                                                                        INTEREST ON
   FUND                                RESPECTIVE PORTFOLIO            APRIL 30, 2000
   ----                                --------------------            --------------
   Bond Fund                  Republic Fixed Income Portfolio               2.47%
   Fixed Income Fund          Republic Fixed Income Portfolio              53.09%
   Overseas Equity Fund       Republic International Equity Portfolio       2.59%
   International Equity Fund  Republic International Equity Portfolio      64.71%
   Opportunity Fund           Republic Small Cap Equity Portfolio           5.78%
   Small Cap Equity Fund      Republic Small Cap Equity Portfolio          66.58%

     The Republic Fixed Income Portfolio, Republic International Equity Portfolio, and the Republic Small Cap Equity Portfolio (individually a 'Portfolio,' collectively the 'Portfolios'), like each Feeder Fund, are open-end management investment companies having the same investment objectives as the Funds. The financial statements of the Portfolios, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the Feeder Funds.

     The New York Tax Free Bond and Equity Funds offer four classes of shares, Class A (Investor) Shares, Class B Shares, Class C Shares and Class Y (Adviser) Shares. The Bond Fund, Overseas Equity Fund and Opportunity Fund each offer three classes of shares, Class A (Investor) Shares, Class B Shares and Class C Shares. The Fixed Income Fund, International Equity Fund and Small Cap Equity Fund each offer one class of shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   A.  NEW YORK TAX FREE BOND FUND AND EQUITY FUND

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value as determined by the Board of Trustees.

                                   Continued

REPUBLIC FUNDS
REPUBLIC ADVISOR FUNDS TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Board of Trustees.

   B.  FEEDER FUNDS

     The Feeder Funds record their investments in their respective Portfolios at value. Securities of the Portfolios are recorded at value as more fully discussed in the notes to those financial statements.

   SECURITIES TRANSACTIONS AND RELATED INCOME:

   A.  NEW YORK TAX FREE BOND FUND AND EQUITY FUND

     Security transactions are accounted for on the date the security is purchased or sold ('trade date'). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

   B.  FEEDER FUNDS

     The Feeder Funds record daily their pro-rata share of their respective Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses daily as incurred. Realized gains or losses and changes in unrealized appreciation or depreciation represent the Fund's share of such elements allocated from the Portfolio.

   FUTURES CONTRACTS:

     The New York Tax-Free Bond Fund and Equity Fund may invest in financial futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the New York Tax-Free Bond Fund and Equity Fund are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as 'variation margin', are made or received by the New York Tax-Free Bond Fund and Equity Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The New York Tax-Free Bond Fund and Equity Fund recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the New York Tax-Free Bond Fund and the Equity Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

     Futures contracts may also be entered into for non-hedging purposes. A 'sale' of futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A 'purchase' of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

   EXPENSE ALLOCATION:

     Expenses with respect to any two or more Funds are allocated in proportion to the net assets of each Fund in the Republic Family of Funds, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund. The expenses of the Funds are allocated to each class of shares on a pro-rata basis.

   ORGANIZATION EXPENSES:

     Costs incurred in connection with the organization and initial registration of the Trusts, which have been allocated among the Funds, have been deferred and are being amortized over a five year period, beginning with each Fund's commencement of operations.

                                   Continued

REPUBLIC FUNDS
REPUBLIC ADVISOR FUNDS TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

   DIVIDENDS TO SHAREHOLDERS:

     The New York Tax-Free Bond Fund, the Bond Fund and the Fixed Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed quarterly in the case of the Equity Fund, semi-annually in the case of the Opportunity Fund and Small Cap Equity Fund and annually in the case of the Overseas Equity Fund and International Equity Fund.

     The Funds' net realized capital gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to paid-in capital; temporary differences do not require reclassification. For the six months ended April 30, 2000, no reclassifications have been made to increase (decrease) such accounts.

   FEDERAL INCOME TAXES:

     Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

3.  RELATED PARTY TRANSACTIONS WITH AFFILIATES:

   INVESTMENT MANAGEMENT:

     HSBC Bank USA ('HSBC' or the 'Investment Manager'), a wholly owned subsidiary of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation), a registered bank holding company, acts as Investment Manager to the New York Tax-Free Bond Fund. For its services as Investment Manager, HSBC is entitled to receive a fee, computed daily and paid monthly, at an annual percentage rate of 0.25% of the New York Tax Free Bond Fund's average daily net assets.

     HSBC also serves as Investment Manager to the Equity Fund. As Investment Manager, HSBC provides general supervision over the investment management functions. For its services as Investment Manager, HSBC earns a fee, computed daily and paid monthly, at an annual rate of:

      BASED ON AVERAGE DAILY NET ASSETS                             FEE RATE
      ---------------------------------                             --------
      Up to $50 million...........................................   0.500%
      In excess of $50 million but not exceeding $100 million.....   0.425%
      In excess of $100 million but not exceeding $200 million....   0.375%
      In excess of $200 million...................................   0.325%

   ADMINISTRATION:

     BISYS Fund Services Ohio, Inc. ('BISYS Ohio'), who serves the Trusts as Administrator, is a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trusts are affiliated. Such officers are paid no fees directly by the Funds for serving as officers of the Trusts. Under the terms of the administration agreement, BISYS Ohio receives from the Funds a fee accrued daily and paid monthly at an annual rate of:

                                                                    ADMINISTRATION
      BASED ON AVERAGE DAILY NET ASSETS                                FEE RATE
      ---------------------------------                                --------
      Up to $1 billion............................................      0.10%
      In excess of $1 billion but not exceeding $2 billion........      0.08%
      In excess of $2 billion.....................................      0.07%

     The fees paid by the Republic Family of Funds are allocated to each Fund based upon its pro rata share of their net assets. The fee breakpoints are determined on the basis of the aggregate average daily net assets of the Republic Family of Funds for which BISYS Ohio serves as Administrator.

                                   Continued

REPUBLIC FUNDS
REPUBLIC ADVISOR FUNDS TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                   (UNAUDITED)

   DISTRIBUTION PLAN:

     BISYS Fund Services Limited Partnership ('BISYS'), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Funds distribution agent (the 'Distributor'). The Trusts have adopted a non-compensatory Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Funds to the Distributor at a rate not to exceed 0.25% of the average daily net assets of Class A (Investor) Shares (currently not being charged) and 0.75% of the average daily net assets of Class B Shares and Class C Shares of the Funds for amounts representing actual expenses incurred by the Distributor for marketing costs and services rendered in distributing the Funds' shares. BISYS, as the Funds' distributor, recovered $ 22,387 in commissions from sales of the funds of which none was reallowed to affiliated brokers and dealers. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B Shares. In addition, the Distributor retains a portion of the front-end sales charge. For the period ended April 30, 2000 neither the Distributor nor HSBC have retained any monies from dealer commissions.

   SHAREHOLDER SERVICING EXPENSES:

     The Trusts have entered into a Shareholder Servicing Agreement with its shareholder servicing agent (which currently consists of HSBC and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement may not exceed 0.25% of the average daily net assets of Class A (Investor) Shares and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

   FEE REDUCTIONS:

     The Manager and BISYS have agreed to waive a portion of their fees, and to the extent necessary, reimburse the Funds for certain expenses. For the six months ended April 30, 2000, expenses of the Funds were reduced by amounts as detailed below:

                                                                  FEES
                                                                 REDUCED   REIMBURSED
                                                                 -------   ----------
   New York Tax-Free Bond Fund.................................  $32,592    $ 5,682
   Bond Fund...................................................    --        73,195
   Overseas Fund...............................................    --        22,460
   Opportunity Fund............................................    --        20,899

   FUND ACCOUNTING, TRANSFER AGENCY AND CUSTODIAN:

     BISYS Ohio provided fund accounting and transfer agency services for all classes of each Fund. In addition, HSBC serves as custodian for the New York Tax Free Bond Fund and the Equity Fund. For services to the Funds, BISYS Ohio and HSBC receive an annual per fund fee accrued daily and paid monthly.

4.  INVESTMENT TRANSACTIONS:

     Purchases of and proceeds from sales, excluding short-term securities, for the Funds for the six months ended April 30, 2000 totaled:

                                                                  PURCHASES        SALES
                                                                  ---------        -----
   New York Tax-Free Bond Fund.................................  $  6,545,763   $  8,336,630
   Equity Fund.................................................   161,815,188    153,244,724

     Contributions and withdrawals of the respective Portfolios for the six months ended April 30, 2000 totaled:

                                                                 CONTRIBUTIONS   WITHDRAWALS
                                                                 -------------   -----------
   Bond Fund...................................................  $    812,680    $    949,920
   Fixed Income Fund...........................................     4,401,951      18,969,323
   Overseas Equity Fund........................................     1,751,957       2,439,969
   International Equity Fund...................................    54,859,946      28,023,783
   Opportunity Fund............................................     2,081,380       3,000,744
   Small Cap Equity Fund.......................................   113,699,548     107,544,192

                                   Continued

REPUBLIC FUNDS
REPUBLIC ADVISOR FUNDS TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000

5.  CAPITAL SHARE TRANSACTIONS:

     Transactions in capital and shares of beneficial interest by class for the Fund's for the six months ended April 30, 2000:

                                                                   NEW YORK TAX-FREE BOND
                                                                            FUND                        EQUITY FUND
                                                               ------------------------------   ---------------------------
                                                                FOR THE SIX        FOR THE      FOR THE SIX      FOR THE
                                                                MONTHS ENDED        YEAR        MONTHS ENDED       YEAR
                                                                 APRIL 30,          ENDED        APRIL 30,        ENDED
                                                                    2000         OCTOBER 31,        2000       OCTOBER 31,
                                                                (UNAUDITED)         1999        (UNAUDITED)        1999
                                                                -----------         ----        -----------        ----
      CAPITAL TRANSACTIONS:
      CLASS A (INVESTOR) SHARES:
         Proceeds from shares issued.........................   $ 4,946,104     $  7,798,622    $ 2,842,649    $  5,496,804
         Dividends reinvested................................       378,607          955,019      2,614,010         608,893
         Cost of shares redeemed.............................    (7,750,015)     (12,646,454)    (5,520,909)     (5,897,024)
                                                                -----------     ------------    -----------    ------------
      Class A (Investor) Shares capital transactions.........    (2,425,304)      (3,892,813)       (64,250)        208,673
                                                                -----------     ------------    -----------    ------------
      CLASS B SHARES:
         Proceeds from shares issued.........................        47,249           22,456        120,825         696,169
         Dividends reinvested................................        11,049           22,028        164,600          22,102
         Cost of shares redeemed.............................        (5,310)         (50,000)      (210,501)        (84,128)
                                                                -----------     ------------    -----------    ------------
      Class B Shares capital transactions....................        52,988           (5,516)        74,924         634,143
                                                                -----------     ------------    -----------    ------------
      CLASS C SHARES:
         Proceeds from shares issued.........................        50,865          378,258        110,196       1,634,402
         Dividends reinvested................................         4,324            5,024        140,798           2,182
         Cost of shares redeemed.............................       (98,849)        (108,371)      (453,950)        (27,532)
                                                                -----------     ------------    -----------    ------------
      Class C Shares capital transactions....................       (43,660)         274,911       (202,956)      1,609,052
                                                                -----------     ------------    -----------    ------------
      CLASS Y (ADVISER) SHARES:
         Proceeds from shares issued.........................     1,766,000          850,001     16,509,001      14,387,714
         Dividends reinvested................................        59,105          119,112     23,026,183       5,707,524
         Cost of shares redeemed.............................      (886,714)        (296,012)    (8,249,077)    (21,618,821)
                                                                -----------     ------------    -----------    ------------
      Class Y (Adviser) Shares capital transactions..........       938,391          673,101     31,286,107      (1,523,583)
                                                                -----------     ------------    -----------    ------------
      Change in net assets from capital transactions.........   $(1,477,585)    $ (2,950,317)   $31,093,825    $    928,285
                                                                -----------     ------------    -----------    ------------
                                                                -----------     ------------    -----------    ------------
      SHARE TRANSACTIONS:
      CLASS A (INVESTOR) SHARES:
         Issued..............................................       488,537          719,171        154,429         283,248
         Reinvested..........................................        37,284           89,403        147,776          34,417
         Redeemed............................................      (765,533)      (1,183,310)      (300,462)       (302,849)
                                                                -----------     ------------    -----------    ------------
      Change in Class A (Investor) Shares....................      (239,712)        (374,736)         1,743          14,816
                                                                -----------     ------------    -----------    ------------
      CLASS B SHARES:
         Issued..............................................         4,667            2,086          6,834          36,475
         Reinvested..........................................         1,089            2,066          9,400           1,264
         Redeemed............................................          (529)          (4,744)       (11,608)         (4,317)
                                                                -----------     ------------    -----------    ------------
      Change in Class B Shares...............................         5,227             (592)         4,626          33,422
                                                                -----------     ------------    -----------    ------------
      CLASS C SHARES:
         Issued..............................................         4,978           35,104          6,193          83,258
         Reinvested..........................................           425              476          8,000             113
         Redeemed............................................        (9,723)         (10,290)       (24,364)         (1,383)
                                                                -----------     ------------    -----------    ------------
      Change in Class C Shares...............................        (4,320)          25,290        (10,171)         81,988
                                                                -----------     ------------    -----------    ------------
      CLASS Y (ADVISER) SHARES:
         Issued..............................................       173,867           81,145        956,954         740,789
         Reinvested..........................................         5,819           11,145      1,300,913         321,224
         Redeemed............................................       (87,687)         (27,424)      (447,591)     (1,145,548)
                                                                -----------     ------------    -----------    ------------
      Change in Class Y (Adviser) Shares.....................        91,999           64,866      1,810,276         (83,535)
                                                                -----------     ------------    -----------    ------------
      Change in shares from share transactions...............      (146,806)        (285,172)     1,806,474          46,691
                                                                -----------     ------------    -----------    ------------
                                                                -----------     ------------    -----------    ------------

                                   Continued

REPUBLIC FUNDS
REPUBLIC ADVISOR FUNDS TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 2000

                                                    BOND FUND             OVERSEAS EQUITY FUND          OPPORTUNITY FUND
                                            -------------------------   -------------------------   -------------------------
                                              FOR THE                     FOR THE                     FOR THE
                                            SIX MONTHS      FOR THE     SIX MONTHS      FOR THE     SIX MONTHS      FOR THE
                                               ENDED         YEAR          ENDED         YEAR          ENDED         YEAR
                                             APRIL 30,       ENDED       APRIL 30,       ENDED       APRIL 30,       ENDED
                                               2000       OCTOBER 31,      2000       OCTOBER 31,      2000       OCTOBER 31,
                                            (UNAUDITED)      1999       (UNAUDITED)      1999       (UNAUDITED)      1999
                                            -----------      ----       -----------      ----       -----------      ----
  CAPITAL TRANSACTIONS:
  CLASS A (INVESTOR) SHARES:
     Proceeds from shares issued..........   $ 667,701    $   896,358   $ 1,283,004   $ 1,626,201   $1,531,560    $ 1,578,167
     Dividends reinvested.................     136,212        383,348       105,101         9,884    1,264,593        766,392
     Cost of shares redeemed..............    (808,282)    (1,408,465)   (2,239,686)   (2,010,092)  (2,753,191)    (4,459,217)
                                             ---------    -----------   -----------   -----------   ----------    -----------
  Class A (Investor) Shares capital
   transactions...........................      (4,369)      (128,759)     (851,581)     (374,007)      42,962     (2,114,658)
                                             ---------    -----------   -----------   -----------   ----------    -----------
  CLASS B SHARES:
     Proceeds from shares issued..........      25,000         33,260       185,647        31,518      166,602        196,257
     Dividends reinvested.................       9,563         26,282         1,339            --       53,066         21,745
     Cost of shares redeemed..............     (39,463)       (52,075)      (10,273)       (4,256)     (25,061)       (96,495)
                                             ---------    -----------   -----------   -----------   ----------    -----------
  Class B Shares capital transactions.....      (4,900)         7,467       176,713        27,262      194,607        121,507
                                             ---------    -----------   -----------   -----------   ----------    -----------
  CLASS C SHARES:
     Proceeds from shares issued..........          --        168,677       221,098        85,237      326,110        270,095
     Dividends reinvested.................       4,367          3,536           955            --       28,893          1,613
     Cost of shares redeemed..............          --        (16,306)      (32,098)           --      (88,550)        (5,554)
                                             ---------    -----------   -----------   -----------   ----------    -----------
  Class C Shares capital transactions.....       4,367        155,907       189,955        85,237      266,453        266,154
                                             ---------    -----------   -----------   -----------   ----------    -----------
  Change in net assets from capital
   transactions...........................   $  (4,902)   $    34,615   $  (484,913)  $  (261,508)  $  504,022    $(1,726,997)
                                             ---------    -----------   -----------   -----------   ----------    -----------
                                             ---------    -----------   -----------   -----------   ----------    -----------

  SHARE TRANSACTIONS:
  CLASS A (INVESTOR) SHARES:
     Issued...............................      69,315         87,644        64,072       104,324       87,895        132,922
     Reinvested...........................      14,097         37,693         5,590           799       84,194         67,901
     Redeemed.............................     (83,482)      (141,248)     (111,400)     (144,937)    (157,123)      (373,048)
                                             ---------    -----------   -----------   -----------   ----------    -----------
  Change in Class A (Investor) Shares.....         (70)       (15,911)      (41,738)      (39,814)      14,966       (172,225)
                                             ---------    -----------   -----------   -----------   ----------    -----------
  CLASS B SHARES:
     Issued...............................       2,623          3,342         9,141         2,028        9,621         16,198
     Reinvested...........................         990          2,582            72            --        3,574          1,934
     Redeemed.............................      (4,081)        (5,260)         (533)         (278)      (1,466)        (8,008)
                                             ---------    -----------   -----------   -----------   ----------    -----------
  Change in Class B Shares................        (468)           664         8,680         1,750       11,729         10,124
                                             ---------    -----------   -----------   -----------   ----------    -----------
  CLASS C SHARES:
     Issued...............................          --         16,745        10,632         5,817       18,151         22,386
     Reinvested...........................         453            357            51            --        1,934            143
     Redeemed.............................          --         (1,587)       (1,813)           --       (4,548)          (489)
                                             ---------    -----------   -----------   -----------   ----------    -----------
  Change in Class C Shares................         453         15,515         8,870         5,817       15,537         22,040
                                             ---------    -----------   -----------   -----------   ----------    -----------
  Change in shares from share transactions         (85)           268       (24,188)      (32,247)      42,232       (140,061)
                                             ---------    -----------   -----------   -----------   ----------    -----------
                                             ---------    -----------   -----------   -----------   ----------    -----------

                                   Continued

REPUBLIC FUNDS
REPUBLIC ADVISOR FUNDS TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 2000
                                  (UNAUDITED)

6.  CONCENTRATION OF CREDIT RISK:

     The New York Tax-Free Bond Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

     The New York Tax-Free Bond Fund had the following concentrations by municipal funding source at April 30, 2000 (as a percentage of total investments):

      Airport.....................................................    3.00%
      Development.................................................    3.96%
      Facilities..................................................    5.96%
      General Obligation..........................................   16.65%
      Higher Education............................................   17.86%
      Medical.....................................................   11.32%
      Multifamily Housing.........................................    4.31%
      Nursing Homes...............................................    1.51%
      Pollution Control...........................................    3.39%
      Power.......................................................    4.42%
      Single Family Housing.......................................    7.66%
      Transportation..............................................   17.42%
      Utilities...................................................    2.54%
                                                                    -------
                                                                    100.00%
                                                                    -------
                                                                    -------

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC FIXED INCOME PORTFOLIO                       APRIL 30, 2000 (UNAUDITED)

CORPORATE OBLIGATIONS  - 28.9%
                                           SHARES
                                             OR
               SECURITY                  PRINCIPAL       MARKET
              DESCRIPTION                  AMOUNT        VALUE
---------------------------------------  ----------   ------------
AEROSPACE  - 0.8%
Lockheed Martin Corp., 8.50%,
 12/1/29...............................     590,000   $    580,055
Raytheon Co., 8.20%, 3/1/06............     670,000        668,566
Rockwell International Corp., 6.70%,
 1/15/28...............................     250,000        216,834
                                                      ------------
                                                         1,465,455
                                                      ------------
AIRLINES  - 0.2%
US Airways Pass Through Trust, 8.11%,
 2/20/17...............................     360,000        357,509
                                                      ------------

AUTOMOTIVE  - 0.7%
Delphi Auto Systems Corp., 7.13%,
 5/1/29................................     700,000        591,578
Ford Motor Co., 6.63%, 10/1/28.........     830,000        706,207
                                                      ------------
                                                         1,297,785
                                                      ------------
BANKING  - 1.0%
Bank One Corp., 7.625%, 10/15/26.......     410,000        386,015
Bank One Corp., 8.00%, 4/29/27.........     180,000        175,006
BankAmerica, 5.88%, 2/15/09............     630,000        555,469
Chase Manhattan Corp., 7.00%,
 11/15/09..............................     600,000        569,033
Citicorp, 6.375%, 11/15/08.............     335,000        307,570
                                                      ------------
                                                         1,993,093
                                                      ------------
CABLE  - 0.3%
Adelphia Communications, 7.875%,
 5/1/09................................     230,000        196,363
Adelphia Communications, 9.375%,
 11/15/09..............................     375,000        350,624
CSC Holdings, Inc., 8.125%, 7/15/09....      85,000         80,511
                                                      ------------
                                                           627,498
                                                      ------------
COMPUTERS  - 0.2%
Sun Microsystems, Inc., 7.65%,
 8/15/09...............................     370,000        364,546
                                                      ------------

DIVERSIFIED OPERATIONS  - 0.4%
Hutchison Whampoa Ltd., 7.45%,
 8/1/17 (d)............................     805,000        733,795
                                                      ------------

ELECTRONIC COMPONENTS/SEMICONDUCTORS  - 0.2%
Hyundai Semiconductor America, 8.25%,
 5/15/04 (d)...........................      75,000         67,924
Hyundai Semiconductor America, 8.63%,
 5/15/07 (d)...........................     290,000        253,776
                                                      ------------
                                                           321,700
                                                      ------------
ENERGY  - 0.3%
PSEG Energy Holdings, Inc., 9.125%,
 2/10/04...............................     570,000        563,355
                                                      ------------
FINANCE  - 7.2%
Abbey National PLC, 7.95%, 10/26/29....     550,000        535,617
Ahold Finance USA, Inc., 6.88%,
 5/1/29................................     645,000        544,571
Anthem Insurance Co., Inc., 9.00%,
 4/1/27 (d)............................     470,000        432,172
BT Institutional Capital Trust A,
 8.09%, 12/1/26, Callable 12/1/06 @
 104.05 (d)............................     710,000        675,422
Citigroup, Inc., 6.625%, 1/15/28.......     300,000        256,454
DR Structured Finance, 1994-K2, 9.35%,
 8/15/19...............................      75,000         67,934
EOP Operating LP, 6.76%, 6/15/07.......     365,000        331,815
EOP Operating LP, 7.25%, 6/15/28.......     170,000        139,212
EOP Operating LP, 7.50%, 4/19/29.......     325,000        278,296
Equitable Life, 6.95%, 12/1/05 (d).....     585,000        560,447
Erac USA Finance Co., 8.25%, 5/1/05
 (d)...................................     385,000        380,752
Farmers Insurance Exchange, 8.63%,
 5/1/24 (d)............................     475,000        465,077
Florida Property & Casualty, 7.38%,
 7/1/03 (d)............................     250,000        243,948
Ford Credit Co., 7.375%, 10/28/09......     745,000        721,911
General Electric Capital Corp., 7.375%,
 1/19/10...............................     275,000        276,004
General Motors Acceptance Corp., 7.75%,
 1/19/10...............................     845,000        838,518
Goldman Sachs Group LP, 6.50%, 2/25/09
 (d)...................................     370,000        338,563
Great Western Financial, 8.21%, 2/1/27,
 Callable 2/1/07 @ 104.10..............     235,000        213,866
Household Finance Corp., 7.875%,
 3/1/07................................     410,000        406,660
Household Finance Corp., 5.88%,
 2/1/09................................     630,000        545,777
Oil Purchase Co., 7.10%, 4/30/02 (d)...     347,848        327,269
Oil Purchase Co., 10.73%, 1/31/04
 (d)...................................     209,514        203,509
Paiton Energy Funding BV, 9.34%,
 2/15/14 (d)...........................     350,000         70,000
Petrozuata Finance, Inc., 8.22%,
 4/1/17 (d)............................     805,000        619,850
PNC Institutional Capital Trust A,
 7.95%, 12/15/26, Callable 12/15/06 @
 103.98 (d)............................     475,000        433,412
Prime Property Funding II, 6.80%,
 8/15/02 (d)...........................     215,000        208,568
Prime Property Funding II, 7.00%,
 8/15/04 (d)...........................     420,000        399,344
Prudential Insurance Co., 8.30%,
 7/1/25 (d)............................   1,095,000      1,077,106
Smart (CFS) 97 6 A1, 7.71%,
 4/15/06 (e)...........................     262,780         65,695
Smart Sec Multi Asset Rated, 7.45%,
 3/16/06 (e)...........................     247,138         61,785
Washington Mutual Capital, 8.38%,
 6/1/27, Callable 6/1/07 @ 104.096.....     440,000        416,192
Washington Mutual, Inc., 8.25%,
 4/1/10................................     305,000        300,252
World Financial, 6.91%, 9/1/13 (d).....     371,593        350,278
World Financial, 6.95%, 9/1/13 (d).....   1,240,000      1,155,257
                                                      ------------
                                                        13,941,533
                                                      ------------
GOVERNMENTS (FOREIGN)  - 0.4%
Republic of Argentina, 12%, 2/1/20.....     375,000        370,125
Republic of Philippines, 10.625%,
 3/16/25...............................     475,000        439,969
                                                      ------------
                                                           810,094
                                                      ------------

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC FIXED INCOME PORTFOLIO                       APRIL 30, 2000 (UNAUDITED)

CORPORATE OBLIGATIONS, CONTINUED
                                           SHARES
                                             OR
               SECURITY                  PRINCIPAL       MARKET
              DESCRIPTION                  AMOUNT        VALUE
---------------------------------------  ----------   ------------
HEALTH CARE  - 0.8%
Columbia HCA Healthcare, 9.00%,
 12/15/14..............................     215,000   $    203,185
Columbia HCA Healthcare, 7.19%,
 11/15/15..............................     430,000        346,456
Columbia HCA Healthcare, 7.69%,
 6/15/25...............................     290,000        232,958
Columbia HCA Healthcare, 7.58%,
 9/15/25...............................     325,000        260,077
Rhone-Poulenc Rorer, Inc., 8.62%,
 1/5/21................................     425,000        443,454
                                                      ------------
                                                         1,486,130
                                                      ------------
HOTELS & LODGING  - 0.3%
HMH Properties, 7.88%, 8/1/05, Callable
 8/1/02 @ 103.94.......................     485,000        436,500
Host Marriott LP, 8.38%, 2/15/06.......     150,000        136,500
                                                      ------------
                                                           573,000
                                                      ------------
INDUSTRIAL  - 3.7%
American Standard Co., 7.38%, 4/15/05..     200,000        185,500
CSC Holdings, Inc., 7.88%, 12/15/07....     685,000        643,658
Glencore Nickel Property Ltd., 9.00%,
 12/1/14...............................     595,000        493,850
Grupo Minero Mexico, 8.25%, 4/1/08.....     515,000        417,150
Honeywell, 7.50%, 3/1/10...............     475,000        474,177
International Game Technology, 8.38%,
 5/15/09...............................     485,000        448,625
Jet Equipment Trust, 10.00%, 6/15/12
 (d)...................................     175,000        191,366
Monsanto Co., 6.60%, 12/1/28 (d).......   1,025,000        878,703
Multicanal SA, 13.13%, 4/15/09.........     245,000        247,144
Multicanal SA, 10.50%, 4/15/18.........     265,000        221,938
News America Corp., 7.28%, 6/30/28.....     700,000        583,133
News America Holdings, 8.88%, 4/26/23..     200,000        198,773
News America Holdings, 7.75%, 1/20/24..     120,000        106,009
Scotia Pacific Company LLC, 7.71%,
 1/20/14...............................     965,000        714,341
Tenet Healthcare Corp., 7.63%,
 6/1/08................................     630,000        574,875
USA Waste, 7.00%, 7/15/28..............     700,000        508,801
Waste Management, Inc., 7.38%,
 5/15/29...............................     320,000        241,979
                                                      ------------
                                                         7,130,022
                                                      ------------
INSURANCE  - 1.5%
AXA Financial, Inc., 6.50%, 4/1/08.....     505,000        458,931
Florida Windstorm, 7.13%, 2/25/19
 (d)...................................     615,000        568,998
Metropolitan Life Insurance Co., 7.45%,
 11/1/23, Callable 11/1/03 @
 103.53 (d)............................     625,000        558,364
Metropolitan Life Insurance Co., 7.80%,
 11/1/25 (d)...........................     300,000        290,166
Nationwide Mutual Insurance Co., 7.50%,
 2/15/24, Callable 2/15/04 @
 103.27 (d)............................     550,000        488,436
New York Life Insurance, 7.50%,
 12/15/23, Callable 12/15/03 @
 103.61 (d)............................     500,000        439,864
                                                      ------------
                                                         2,804,759
                                                      ------------
OIL & GAS  - 0.9%
Conoco, Inc., 6.95%, 4/15/29...........   1,130,000      1,014,425
Oxymar, 7.50%, 2/15/16 (d).............     370,000        266,100
Tennessee Gas Pipeline, 7.00%,
 10/15/28..............................     445,000        393,904
                                                      ------------
                                                         1,674,429
                                                      ------------
RETAIL  - 2.3%
Albertsons, Inc., 7.45%, 8/1/29........     690,000        637,936
Federated Department Stores, 7.00%,
 2/15/28...............................      95,000         81,975
Federated Department Stores, 6.90%,
 4/1/29................................     740,000        631,085
Fred Meyer, Inc., 7.38%, 3/1/05........     640,000        612,847
K-Mart Funding Corp., 8.80%, 7/1/10....     220,000        207,768
Lowes Companies, 6.88%, 2/15/28........     220,000        191,751
Lowes Companies, 6.50%, 3/15/29........     630,000        521,692
Saks, Inc., 7.38%, 2/15/19.............     560,000        412,084
Wal-Mart Stores, Inc., 7.55%,
 2/15/30...............................   1,115,000      1,127,145
                                                      ------------
                                                         4,424,283
                                                      ------------
RETAIL-GROCERY  - 0.2%
Kroger Co., 8.05%, 2/1/10..............     140,000        135,368
Kroger Co., 7.70%, 6/1/29..............     175,000        154,921
                                                      ------------
                                                           290,289
                                                      ------------
SPECIAL PURPOSE  - 1.5%
Farmers Exchange Capital, 7.05%,
 7/15/28 (d)...........................     560,000        452,848
GS Escrow Corp., 7.13%, 8/1/05.........     845,000        741,379
HSBC Capital Funding LP, 10.176%,
 12/31/49, Callable 6/30/30 @ 100 (d)..     485,000        503,117
John Hancock, 7.375%, 2/15/24 (d)......     600,000        556,925
PNC Funding Corp., 7.50%, 11/1/09......     540,000        520,705
                                                      ------------
                                                         2,774,974
                                                      ------------
TECHNOLOGY-SOFTWARE  - 0.3%
Global Crossing Holding Ltd., 9.125%,
 11/15/06 (d)..........................     610,000        591,700
                                                      ------------

TELECOMMUNICATIONS  - 4.1%
AT&T Corp., 6.50%, 3/15/29.............   1,125,000        955,261
Bellsouth Telecommunications, 6.375%,
 6/1/28................................     660,000        541,857
GTE Corp., 6.94%, 4/15/28..............     820,000        726,431
Intermedia Communication, 0.00%,
 7/15/07, Callable 7/15/02 @ 105.625...     630,000        481,950
Intermedia Communication, 8.50%,
 1/15/08, Callable 1/15/03 @ 104.25....     195,000        177,450
Intermedia Communication, 8.60%,
 6/1/08, Callable 6/1/03 @ 104.30......      75,000         68,250
Lenfest Communications, 7.63%,
 2/15/08...............................     660,000        630,658
Lucent Technologies, Inc., 6.45%,
 3/15/29...............................     650,000        557,158
Nextel Communications, 0.00%, 9/15/07,
 Callable 9/15/02 @ 105.325............     670,000        504,175

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC FIXED INCOME PORTFOLIO                       APRIL 30, 2000 (UNAUDITED)

CORPORATE OBLIGATIONS, CONTINUED
                                           SHARES
                                             OR
               SECURITY                  PRINCIPAL       MARKET
              DESCRIPTION                  AMOUNT        VALUE
---------------------------------------  ----------   ------------
Nextel Communications, 9.375%,
 11/15/09, Callable 11/15/04 @ 104.688
 (d)...................................     195,000   $    186,225
Orange PLC, 8.75%, 6/1/06..............     395,000        398,950
Qwest Communications International,
 0.00%, 2/1/08, Callable 2/1/03 @
 104.145...............................     770,000        590,166
Vodafone Airtouch PLC, 7.625%,
 2/15/05 (d)...........................     130,000        129,577
Vodafone Airtouch PLC, 7.875%,
 2/15/30 (d)...........................     970,000        947,199
WorldCom, Inc., 6.95%, 8/15/28.........   1,265,000      1,128,941
                                                      ------------
                                                         8,024,248
                                                      ------------
TRANSPORTATION  - 0.6%
Continental Airlines, 7.46%, 4/1/15....     171,691        164,161
Continental Airlines, 6.65%, 9/15/17...     538,736        491,327
Continental Airlines, 6.55%, 2/2/19....     306,775        275,738
Union Pacific Corp., 6.79%, 11/9/07....     190,000        175,510
                                                      ------------
                                                         1,106,736
                                                      ------------
UTILITIES  - 1.0%
CMS Energy Corp., 7.50%, 1/15/09.......     665,000        581,327
El Paso Energy, 6.75%, 5/15/09.........     310,000        282,179
Mobil Energy Services, 8.67%, 1/1/17...     151,513         45,454
RAS Laffan Liquid Natural Gas, 8.29%,
 3/15/14 (d)...........................     595,000        555,767
Southern Energy, 7.90%, 7/15/09 (d)....     460,000        436,331
                                                      ------------
                                                         1,901,058
                                                      ------------
TOTAL CORPORATE OBLIGATIONS (Cost
 $60,259,044)..........................                 55,257,991
                                                      ------------

PREFERRED STOCKS  - 0.3%

INDUSTRIAL  - 0.3%
Home Ownership Funding Corp., 13.33%,
 (d)...................................         825        637,214
                                                      ------------
TOTAL PREFERRED STOCKS
 (Cost $826,654).......................                    637,214
                                                      ------------

ASSET BACKED SECURITIES  - 15.0%

Arcadia Automobile Receivables
 Trust 97 C A4, 6.38%, 1/15/03.........     600,308        598,747
Arcadia Automobile Receivables
 Trust 97 D, 6.20%, 5/15/03............     472,618        470,600
Arcadia Automobile Receivables
 Trust 98 A A3, 5.90%, 11/15/02........     451,842        450,491
Banc One Home Equity Trust 99 1 A1,
 6.06%, 1/25/12........................     391,276        387,027
BankBoston Home Equity Loan Trust 98 2
 A1, 6.28%, 11/25/10...................     208,723        207,569
BMW 99 A A2, 6.16%, 12/25/01...........     853,347        851,384
Centex 99 2 A1, 5.91%, 4/25/19.........     630,854        623,908
Centex Home Equity 99 1 A1, 6.07%,
 3/25/18...............................     431,772        428,677
Chevy Chase Auto Receivables Trust,
 97 4 A, 6.25%, 6/15/04, Callable
 9/15/01 @ 100.........................     218,094        215,972
Citibank Credit 98 7 A, 6.14%,
 5/15/00 (c)...........................   1,150,000      1,150,000
Contimortgage Home Equity Loan Trust 99
 1 A1, 6.01%, 12/25/13.................     422,436        419,487
Daimler-Benz AGT 97 A A, 6.05%,
 3/31/05, Callable 10/20/00 @ 100......      96,796         96,265
Daimler-Benz Vehicle Trust 98 A A2,
 5.23%, 12/20/01.......................     143,333        143,199
EQCC Home Equity Loan Trust 98 2 A1F,
 6.24%, 4/15/08........................      23,897         23,832
EQCC Home Equity Loan Trust 99 1 A1F,
 5.77%, 5/20/10........................     431,645        428,244
EQCC Home Equity Loan Trust 99 2 A1F,
 6.05%, 1/25/10........................     609,098        603,927
EQCC Home Equity Loan Trust 99 3 A1F,
 6.55%, 4/25/10........................   1,122,413      1,114,444
First Security 99 2 A2, 5.49%,
 4/15/02...............................     422,484        421,652
First Security Auto Grantor Trust 97 B
 A, 6.10%, 4/15/03, Callable 9/15/00 @
 100...................................     464,043        462,312
First Security Auto Grantor Trust 98 A
 A, 5.97%, 4/15/04, Callable 4/15/01 @
 100...................................     297,511        294,875
First USA Credit Card Master Trust 97
 10 A, 6.22%, 5/17/00 (c)..............     675,000        674,899
Ford Credit Auto Owner Trust 97 B A3,
 6.05%, 4/15/01........................      59,094         59,076
Ford Credit Auto Owner Trust 99 B,
 5.47%, 9/15/01........................   1,326,565      1,322,359
Ford Credit Auto Owner Trust 99 C A3,
 5.77%, 11/15/01.......................   1,695,932      1,690,758
Ford Credit Auto Owner Trust 99 D A3,
 6.20%, 4/15/02........................   1,779,754      1,774,716
Green Tree Financial Corp. 99 1 A2,
 5.43%, 11/1/06........................     630,830        628,427
Green Tree Financial Corp. 99 2 A1,
 5.60%, 12/1/30........................     787,173        781,654
Green Tree Financial Corp. 99 3 A2,
 5.51%, 2/1/31.........................   1,186,483      1,181,381
Green Tree Home Equity Loan Trust 98 A
 A2, 6.04%, 6/15/29....................     368,220        367,388
Green Tree Home Equity Loan Trust 99 C
 A1, 5.99%, 8/15/25....................     850,626        847,997
Green Tree Home Improvement Loan Trust
 98 E HIA 1, 5.91%, 5/15/00 (c)........     194,181        193,804
Harley-Davidson Eaglemark Morotcycle
 Trust 99 2 A1, 5.84%, 10/15/03........     623,380        615,077
Honda Auto Receivables Grantor Trust 97
 A, 5.85%, 2/15/03, Callable 6/15/00 @
 100...................................     190,655        190,188
Household, 6.83%, 12/20/16.............     812,525        808,535
Indymac HEL 98 A A1, 6.26%,
 5/25/00 (c)...........................     225,430        225,211
Long Beach Acceptance Auto Grantor
 Trust 97 2 A, 6.69%, 9/25/04 (d)......      98,251         97,128

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC FIXED INCOME PORTFOLIO                       APRIL 30, 2000 (UNAUDITED)

ASSET BACKED SECURITIES, CONTINUED
                                           SHARES
                                             OR
               SECURITY                  PRINCIPAL       MARKET
              DESCRIPTION                  AMOUNT        VALUE
---------------------------------------  ----------   ------------
MMCA Automobile Trust 99 2 A1, 6.30%,
 6/15/02...............................   1,070,827   $  1,068,921
Navistar Financial Corp. Owner Trust
 99 A, 5.55% 2/15/02...................     732,845        730,493
New Holland 99 A A2, 6.39%,
 10/15/02 (d)..........................     975,000        969,745
Nissan Auto Receivables Grantor Trust
 97 A, 6.15%, 2/15/03, Callable 7/15/00
 @ 100.................................     370,115        369,452
Nissan Auto Receivables Grantor Trust
 98 A A, 5.45%, 4/15/04, Callable
 7/15/01 @ 100.........................     817,555        807,180
Oakwood 99 B A1, 6.12%, 5/15/00 (c)....     567,325        567,126
Option One 99 2 A1, 5.88%, 5/25/29.....     581,755        576,799
Peco Energy Transition Trust, 7.625%,
 3/1/10................................     700,000        698,264
Premier Auto Trust 99 3 A2, 5.82%,
 2/8/02................................   1,465,288      1,460,614
Salomon Brothers Mortgage Securities
 VII 98 NC7 A1, 6.06%, 1/25/29.........      66,851         66,544
Textron Financial Corp. Receivable 98 A
 A1, 5.82%, 1/15/02 (d)................     193,167        192,667
UCFC Home Equity Loan 97 D A2, 6.48%,
 6/15/12...............................       7,921          7,900
UCFC Home Equity Loan 98 C A1, 6.12%,
 5/15/00 (c)...........................     182,121        181,942
WFS Financial Owner Trust 97 C A3,
 6.10%, 3/20/02........................      54,312         54,277
                                                      ------------
TOTAL ASSETS BACKED SECURITIES (Cost
 $28,732,674)..........................                 28,603,134
                                                      ------------

COLLATERALIZED MORTGAGE OBLIGATIONS  - 3.3%

American Southwest Financial Securities
 Corp. 93 2 A1, 7.30%, 1/18/09.........      81,336         79,496
American Southwest Financial Securities
 Corp. IO 93 2 S1, 1.12%, 5/1/00 (c)...   3,997,037        104,846
Asset Securitization Corp. 96 MDS A1C
 SEQ, 7.04%, 11/13/26..................     275,000        264,495
B A Mortgage Securities, Inc. 97 1 A2,
 6.63%, 5/25/00 (c)....................     165,777        166,029
DLJ Mortgage Acceptance Corp. 97 CF1 S,
 IO, 1.09%, 5/1/00 (c),(d).............   2,656,055        107,812
DR Structured Financial Trust, 94 K1
 A1, 7.60%, 8/15/07....................     264,002        245,472
DR Structured Financial Trust, 94 K1
 A2, 8.38%, 8/15/15....................     250,000        217,113
Fannie Mae 94 97 FC, 6.86%, 5/25/00
 (c)...................................     116,560        117,416
Fannie Mae 96 14 PO, 0.00%, due
 12/25/23..............................      64,681         37,875
Fannie Mae 97 70 FA, 6.61%, 5/18/00
 (c)...................................     138,379        138,146
Fannie Mae 98 22 FA, 6.53%, 5/18/00
 (c)...................................     573,258        573,279
Fannie Mae IE 92 89 SQ, 2853%, 5/25/00
 (c)...................................         361         22,124
Fannie Mae IE 97 30 SP, 2959%,
 5/25/00 (c)...........................       1,000         64,167
Fannie Mae IO 270 2, 8.50%, 9/1/23.....   1,598,549        465,997
Fannie Mae IO 291 2, 8.00%, 11/1/27....   1,574,519        465,164
Fannie Mae IO 296 2, 8.00%, 4/1/24.....   1,972,420        588,709
Freddie Mac 1710 D, 6.64%, 5/15/00
 (c)...................................     355,913        354,932
Freddie Mac IO 1534 K, 1.21%, 5/15/00,
 Callable 10/15/18 @ 100 (c)...........   5,468,754        155,996
Freddie Mac IO 186, 8.00%, 8/1/27......     450,692        135,239
Freddie Mac IO 85 PR, 8.00%, 7/15/27...   1,559,870        465,458
GMAC 96 C1 X2 IO, 1.26%, 5/1/00 (c)....   5,321,300        302,356
GMAC 97 C2 X IO, 1.88%, 5/1/00 (c).....   2,042,038        117,683
Government National Mortgage
 Association IO 99 29 SD, 1.87%,
 5/16/00 (c)...........................   4,492,279        164,388
Government National Mortgage
 Association IO 99 30 S, 2.47%,
 5/16/00 (c)...........................   5,052,213        305,712
Government National Mortgage
 Association IO 99 30 SA, 1.87%,
 5/16/00 (c)...........................   4,693,424        200,290
Government National Mortgage
 Association IO 99 32 SB, 1.87%,
 5/16/00 (c)...........................   3,657,928        135,235
GS Mortgage Securities Corp. IO 97
 GL X2, 1.07%, 5/1/00 (c)..............   1,264,062         46,100
Moserv, Inc. 96 2 1A1, 6.97%, 5/25/00
 (c)...................................     327,312        330,001
                                                      ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $6,312,255).....................                  6,371,530
                                                      ------------

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS  - 86.2%

FEDERAL HOME LOAN BANK (2.6%)
5.87%, 5/3/00..........................   5,000,000      4,998,315
                                                      ------------
FEDERAL HOME LOAN MORTGAGE CORP.  - 29.5%
5.85%, 6/1/00..........................   7,000,000      6,962,872
6.625%, 9/15/09........................  12,100,000     11,527,464
Pool #180881, 10.50%, 10/1/11..........      37,905         40,278
Pool #308433, 10.50%, 11/1/18..........      28,466         30,435
Pool #555201, 11.00%, 9/1/16...........      34,563         37,156
Pool #555283, 10.00%, 9/1/17...........     139,003        146,597
Pool #A00814, 10.00%, 11/1/20..........     340,446        360,292
Pool #A01417, 10.00%, 3/1/21...........     265,257        280,555
Pool #A01521, 9.50%, 12/1/16...........     107,556        113,482
Pool #A01663, 10.00%, 11/1/16..........     266,452        281,675
Pool #A01706, 10.00%, 6/1/17...........     335,436        354,781
Pool #D18976, 10.00%, 3/1/20...........     292,865        309,732
TBA May 2000, 6.00%, 5/1/30 (b)........  30,500,000     27,621,563
TBA May 2000, 6.50%, 5/1/30 (b)........   9,000,000      8,403,750
                                                      ------------
                                                        56,470,632
                                                      ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 36.8%
6.33%, 6/22/00.........................  10,000,000      9,911,019
5.25%, 1/15/09.........................   4,950,000      4,286,438
7.25%, 1/15/10.........................   8,125,000      8,090,323
6.25%, 5/15/29.........................  10,510,000      9,273,508
Pool #124783, 10.50%, 12/1/16..........      38,100         40,669

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC FIXED INCOME PORTFOLIO                       APRIL 30, 2000 (UNAUDITED)


   U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS, CONTINUED

                                           SHARES
                                             OR
               SECURITY                  PRINCIPAL       MARKET
              DESCRIPTION                  AMOUNT        VALUE
---------------------------------------  ----------   ------------
Pool #303157, 10.00%, 5/1/22...........      38,827   $     41,056
Pool #323073, 10.50%, 10/1/18..........     266,583        284,338
Pool #323166, 9.50%, 8/1/22............     551,177        580,374
Pool #323559, 10.00%, 6/1/20...........      49,989        519,870
Pool #323715, 6.00%, 5/1/29............  11,177,673     10,134,766
Pool #418458, 10.00%, 11/1/18..........     660,047        697,872
Pool #427683, 10.50%, 6/1/09...........     662,310        705,324
Pool #44176, 10.00%, 6/1/20............      73,344         77,477
Pool #82931, 10.00%, 10/1/19...........      22,167         23,430
Pool #83435, 10.00%, 11/1/19...........      47,809         50,518
Pool #83880, 10.00%, 11/1/19...........       3,401          3,594
Pool #84964, 10.00%, 11/1/19...........       7,384          7,804
Pool #87291, 10.00%, 1/1/20............       6,532          6,900
TBA May 2000, 6.00%, 5/1/30 (b)........   9,350,000      8,461,750
TBA May 2000, 6.50%, 5/1/30 (b)........  16,500,000     15,391,398
TBA May 2000, 7.00%, 5/1/30 (b)........   1,800,000      1,721,250
                                                      ------------
                                                        70,309,678
                                                      ------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION  - 17.3%

2.42%, 5/16/00.........................   2,868,195        155,342
Pool #120587, 13.50%, 11/15/14.........      26,519         30,391
Pool #136224, 10.00%, 11/15/15.........      33,017         35,110
Pool #150312, 11.50%, 2/15/16..........      12,301         13,608
Pool #163997, 10.50%, 8/15/16..........      18,132         19,611
Pool #164353, 10.50%, 6/15/16..........      24,525         26,525
Pool #164356, 10.50%, 6/15/16..........      73,114         79,076
Pool #199010, 10.00%, 1/15/17..........      31,256         33,263
Pool #227192, 10.00%, 6/15/19..........      24,059         25,605
Pool #253821, 10.00%, 10/15/18.........      21,464         22,842
Pool #257153, 10.00%, 11/15/18.........      18,977         20,194
Pool #258345, 10.00%, 6/15/19..........       2,535          2,697
Pool #265085, 10.00%, 4/15/19..........      17,574         18,704
Pool #271874, 10.00%, 4/15/19..........      20,708         22,039
Pool #278742, 10.50%, 9/15/19..........      73,704         79,540
Pool #282210, 10.50%, 11/15/19.........      93,396        100,792
Pool #301274, 10.00%, 1/15/21..........      31,047         33,038
Pool #38500, 11.00%, 1/15/10...........      54,248         59,470
Pool #38712, 11.00%, 3/15/10...........      23,105         25,329
Pool #39798, 11.00%, 6/15/10...........      16,224         17,785
Pool #41650, 11.00%, 8/15/10...........      35,011         38,381
Pool #41840, 11.00%, 8/15/10...........      46,008         50,437
Pool #42490, 11.00%, 7/15/10...........      36,465         39,975
Pool #43699, 11.00%, 9/15/10...........      24,394         26,742
Pool #44103, 11.00%, 9/15/10...........      23,385         25,636
Pool #780047, 9.00%, 12/15/17..........     650,810        676,450
Pool #780066, 10.50%, 12/15/20.........     258,024        278,674
Pool #780081, 10.00%, 2/15/25..........      86,220         92,057
Pool #780127, 10.50%, 4/15/25..........      81,843         88,719
Pool #780164, 10.00%, 12/15/17.........     160,305        170,600
Pool #780203, 9.50%, 12/15/17..........     440,727        463,831
Pool #780311, 9.50%, 12/15/21..........     319,946        336,349
Pool #780377, 9.00%, 12/15/19..........     583,612        606,037
Pool #780378, 11.00%, 1/15/19..........     154,700        171,105
Pool #780384, 11.00%, 2/15/17..........     170,092        188,257
Pool #780472, 10.00%, 3/15/25..........     255,619        272,925
Pool #780517, 10.50%, 1/15/18..........      60,051         64,751
Pool #780614, 11.00%, 3/15/18..........     413,221        457,436
Pool #780784, 10.00%, 8/15/21..........     426,418        453,763
Pool #780804, 10.00%, 12/15/20.........   1,182,847      1,258,854
Pool #780826, 9.50%, 5/15/18...........     784,638        825,679
Pool #780904, 9.50%, 7/15/18...........     521,177        548,548
Pool #780991, 9.00%, 11/15/24..........     611,992        633,736
Pool #80094, 6.63%, 7/20/27............     245,806        247,148
Pool #80106, 6.63%, 8/20/27............     685,873        689,619
Pool #80114, 6.63%, 9/20/27............     446,740        449,180
Pool #80123, 6.13%, 10/20/27...........     679,288        689,145
Pool #80137, 6.50%, 11/20/27...........     814,152        825,966
Pool #80145, 6.50%, 12/20/27...........     200,838        203,752
Pool #80156, 6.50%, 1/20/28............     201,456        199,229
Pool #8599, 6.88%, 2/20/25.............     141,440        141,696
Pool #8613, 6.88%, 3/20/25.............     391,255        391,963
Pool #8619, 6.38%, 4/20/25.............      92,392         92,560
Pool #8621, 6.38%, 4/20/25.............     479,466        480,334
Pool #8623, 6.38%, 4/20/25.............     336,370        336,980
Pool #8624, 6.38%, 4/20/25.............     728,176        729,495
Pool #8628, 6.38%, 5/20/25.............     107,154        107,348
Pool #8631, 6.38%, 5/20/25.............     217,787        218,181
Pool #8634, 6.38%, 5/20/25.............     120,602        120,820
Pool #8643, 6.38%, 6/20/25.............     305,259        305,812
Pool #8646, 6.38%, 6/20/25.............     184,005        184,338
Pool #8663, 6.63%, 7/20/25.............     132,623        133,795
Pool #8686, 6.63%, 8/20/25.............     496,201        500,589
TBA May 2000, 7.00%, 5/15/30 (b).......  18,100,000     17,404,272
                                                      ------------
                                                        33,042,125
                                                      ------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
 OBLIGATIONS
 (Cost $167,585,154)...................                164,820,750
                                                      ------------
U.S. TREASURY OBLIGATIONS  - 0.0%
U.S. Treasury Bonds, 8.75%, 8/15/20....      25,000         31,938
                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $30,209)........................                     31,938
                                                      ------------
YANKEE BONDS  - 0.7%
Mexico Series A, 6.25%, 12/31/19.......     485,000        398,306
Mexico Series B, 6.25%, 12/31/19.......     500,000        410,625
Republic of Argentina, 11.75%,
 4/7/09................................      90,000         88,380
Republic of Columbia, 8.70%, 2/15/16...     740,000        481,000
                                                      ------------
TOTAL YANKEE BONDS
 (Cost $1,494,558).....................                  1,378,311
                                                      ------------
INVESTMENT COMPANIES  - 6.5%
Dreyfus Cash Management Fund...........  12,473,484     12,473,484
                                                      ------------
TOTAL INVESTMENT COMPANIES (Cost
 $12,473,484)..........................                 12,473,484
                                                      ------------

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC FIXED INCOME PORTFOLIO                       APRIL 30, 2000 (UNAUDITED)

                                           SHARES
                                             OR
               SECURITY                  PRINCIPAL       MARKET
              DESCRIPTION                  AMOUNT        VALUE
---------------------------------------  ----------   ------------
TOTAL INVESTMENTS
 (Cost $277,714,032) (a)  - 140.9%.....               $269,574,352
LIABILITIES IN EXCESS OF OTHER ASSETS
  - (40.9)%............................                (78,267,744)
                                                      ------------
NET ASSETS  - 100.0%...................               $191,306,608
                                                      ------------
                                                      ------------

At April 30, 2000 the fund's open futures contracts were as follows:

                                                              APPRECIATION/
        LONG           NUMBER OF   EXPIRATION    CONTRACT     (DEPRECIATION)
      CONTRACTS        CONTRACTS      DATE         VALUE       OF CONTRACTS
---------------------  ---------   ----------   -----------   --------------
U.S. 2 Year Note.....      17       5/20/00     $ 3,352,984     $ (21,050)

                                                              APPRECIATION/
        SHORT          NUMBER OF   EXPIRATION    CONTRACT     (DEPRECIATION)
      CONTRACTS        CONTRACTS      DATE         VALUE       OF CONTRACTS
---------------------  ---------   ----------   -----------   --------------
U.S. 10 Year Note....      43       5/22/00     $ 4,168,313     $  78,920
U.S. Treasury
 Bonds...............     135       6/30/00      13,035,938      (106,034)
                                                                ---------
                                                                $ (27,114)
                                                                ---------
                                                                ---------

---------
(a) Cost differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation.......................  $    934,795
    Unrealized depreciation.......................    (9,074,475)
                                                    ------------
    Net unrealized depreciation...................  $ (8,139,680)
                                                    ------------
                                                    ------------

(b) Security purchased on a delayed delivery basis collateralized by cash and cash equivalents.

(c) Represents a variable rate note. Interest rate disclosed represents current rate at April 30, 2000.

(d) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e) Represents an illiquid security, valued in good faith by the investment manager.

HEL -- Home Equity Loan
IE  -- Ioette
IO  -- Interest Only
LLC -- Limited Liability Company
LP  -- Limited Partnership
PLC -- Public Limited Company
PO  -- Principal Only
SA  -- Societe Anonyme (French Corp.)
TBA -- Pool number to be announced

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST
REPUBLIC FIXED INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)


ASSETS:
Investments, at value
 (cost $277,714,032)..............                $269,574,352
Cash..............................                      32,821
Interest and dividends
 receivable.......................                   2,280,854
Receivable for investments sold...                     205,863
Prepaid expenses..................                       1,883
                                                  ------------
   TOTAL ASSETS...................                 272,095,773
LIABILITIES:
Payable for investments
purchased.........................  $80,609,493
Variation margin payable..........       49,953
Accrued expenses and other
liabilities:
 Investment management............       62,668
 Administration...................        6,460
 Other liabilities................       60,591
                                    -----------
   TOTAL LIABILITIES..............                  80,789,165
                                                  ------------
NET ASSETS:
Applicable to investors'
 beneficial interest..............                $191,306,608
                                                  ------------
                                                  ------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest income........................             $6,642,491
Dividend income........................                195,334
                                                    ----------
   TOTAL INVESTMENT INCOME.............              6,837,825
EXPENSES:
Investment management..................  $381,360
Administration.........................    39,204
Accounting.............................    26,864
Custodian..............................    26,755
Other expenses.........................     9,910
                                         --------
TOTAL EXPENSES.........................                484,093
                                                    ----------
NET INVESTMENT INCOME..................              6,353,732
                                                    ----------
NET REALIZED/UNREALIZED LOSSES FROM
 INVESTMENTS:
Net realized loss from investment and
 futures transactions..................             (2,138,882)
Change in unrealized depreciation from
 investments and futures...............             (2,330,772)
                                                    ----------
Net realized/unrealized loss from
 investments and futures...............             (4,469,654)
                                                    ----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS............................             $1,884,078
                                                    ----------
                                                    ----------

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST
REPUBLIC FIXED INCOME PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE
                                                               APRIL 30,          YEAR ENDED
                                                                  2000           OCTOBER 31,
                                                              (UNAUDITED)            1999
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
Operations:
 Net investment income......................................  $ 6,353,732        $ 12,159,615
 Net realized losses from investment and futures
   transactions.............................................   (2,138,882)         (5,842,322)
 Change in unrealized depreciation from investments and
   futures..................................................   (2,330,772)         (3,882,328)
                                                              ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    1,884,078           2,434,965
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS.......................................   (7,448,933)         21,363,820
                                                              ------------       ------------
CHANGE IN NET ASSETS........................................   (5,564,855)         23,798,785
NET ASSETS:
 Beginning of period........................................  196,871,463         173,072,678
                                                              ------------       ------------
 End of period..............................................  $191,306,608       $196,871,463
                                                              ------------       ------------
                                                              ------------       ------------

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST
REPUBLIC FIXED INCOME PORTFOLIO

 FINANCIAL HIGHLIGHTS

                                              FOR THE SIX
                                              MONTHS ENDED                                                     FOR THE PERIOD
                                               APRIL 30,            FOR THE YEARS ENDED OCTOBER 31,            JANUARY 9, 1995
                                                  2000        --------------------------------------------     TO OCTOBER 31,
                                              (UNAUDITED)       1999       1998       1997          1996           1995(a)
                                              ------------    --------   --------   --------       -------     ---------------
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........    $191,307      $196,871   $173,073   $118,405       $64,178         $30,023
Ratio of expenses to average net assets.....        0.51%(b)      0.56%      0.62%      0.57%         0.67%           0.46%(b)
Ratio of net investment income to average
 net assets.................................        6.67%(b)      6.43%      6.03%      6.17%         5.66%           6.04%(b)
Ratio of expenses to average net assets.....        0.51%(b)      0.56%      0.62%      0.77%(c)      0.90%(c)        1.00%(b),(c)
Portfolio turnover..........................      199.03%       433.26%    126.40%    349.00%       152.00%         100.00%

(a) Period from commencement of operations.
(b) Annualized.
(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC INTERNATIONAL EQUITY PORTFOLIO               APRIL 30, 2000 (UNAUDITED)

 COMMON STOCKS  - 92.7%
              SECURITY
             DESCRIPTION                 SHARES      MARKET VALUE
-------------------------------------  -----------   ------------
AUSTRALIA  - 2.6%
Australia & New Zealand Bank Group,
 Ltd.................................      225,821   $  1,560,144
Broken Hill Proprietary..............      109,778      1,181,204
Broken Hill Proprietary ADR..........       83,800      1,775,513
Coles Myer, Ltd......................      254,010        950,371
Fosters Brewing......................      290,000        732,037
Lend Lease Corp., Ltd................      106,975      1,158,285
News Corp., Ltd......................       26,974        342,274
News Corp., Ltd. ADR.................        8,275        425,645
Westpac Banking Corp., Ltd...........      256,656      1,636,893
                                                     ------------
                                                        9,762,366
                                                     ------------
BRAZIL  - 0.1%
Telecomunicacoes de Sao Paulo SA
 ADR.................................       13,500        340,875
                                                     ------------
CANADA  - 4.4%
Bank of Nova Scotia..................       75,000      1,708,389
Bombardier Class B...................      169,000      4,539,642
Clarica Life Insurance Co. (b).......       57,000      1,119,488
Manulife Financial Corp..............       24,000        376,605
National Bank of Canada..............       52,100        731,396
Nortel Networks Corp. ADR............       22,800      2,582,100
Suncor Energy, Inc...................       20,400        870,825
Teleglobe, Inc.......................       14,100        352,105
Teleglobe, Inc. ADR..................        2,300         57,069
Thomson Corp.........................      115,493      3,811,678
                                                     ------------
                                                       16,149,297
                                                     ------------
FINLAND  - 4.3%
Metra Oy B Shares....................       30,100        490,973
Nokia Oyj............................      225,700     12,977,742
Sanitec Oyj..........................       11,203        130,468
UPM-Kymmene..........................       87,000      2,259,448
                                                     ------------
                                                       15,858,631
                                                     ------------
FRANCE  - 5.7%
Bougues..............................        6,609      4,227,767
Christian Dior SA....................        4,700      1,119,974
Compagnie De Saint Gobain............       11,000      1,504,567
Groupe Danone........................        4,900      1,073,864
LVMH.................................        1,100        462,697
Peugeot SA...........................        6,800      1,410,326
Sanofi Synthelabo SA (b).............       60,320      2,256,382
Television Francaise.................       10,000      6,861,723
Valeo................................       10,460        581,433
Vivendi..............................       16,500      1,635,879
                                                     ------------
                                                       21,134,612
                                                     ------------
GERMANY  - 7.1%
Allianz Holdings AG..................        2,600      1,003,379
Bayerische Motoren Werke AG..........       36,400        970,209
Daimler Chrysler AG..................       11,000        641,521
Deutsche Bank AG Registered..........       15,100      1,016,856
Deutsche Telekom AG..................       39,800      2,556,880
Epcos AG (b).........................       11,900      1,678,634
Infineon Technologies ADR............       42,300      2,871,113
Infineon Technologies AG.............       67,300      4,587,276
Metallgesellschaft AG................       34,000        539,406
Muenchener Rueckversicher AG.........        5,800      1,696,568
Siemens AG...........................       45,100      6,670,115
T-Online International AG............       19,700        727,042
Thyssen Krupp AG (b).................       58,000      1,215,609
                                                     ------------
                                                       26,174,608
                                                     ------------
HONG KONG  - 0.8%
Hong Kong Telecom, Ltd...............      610,800      1,438,979
Hutchison Whampoa, Ltd...............       96,000      1,398,899
Shangri-La Asia, Ltd.................       42,000         46,643
                                                     ------------
                                                        2,884,521
                                                     ------------
IRELAND  - 0.2%
Allied Irish Banks PLC...............       66,400        664,065
                                                     ------------

ITALY  - 3.2%
Assicurazioni Generali...............       69,000      1,968,030
ENI SpA..............................      514,000      2,562,056
Telecom Italia Mobile RNC............      988,000      3,898,369
Telecom Italia SpA...................       58,611        821,436
Telecom Italia SpA RNC...............      407,000      2,570,194
                                                     ------------
                                                       11,820,085
                                                     ------------
JAPAN  - 24.9%
Advantest Corp.......................       22,200      5,075,914
Aiful Corp...........................        8,250        832,087
Asahi Breweries, Ltd.................       12,000        122,141
Chugai Pharmaceutical, Ltd...........       84,000      1,616,706
DDI Corp.............................          122      1,399,813
Fuji Soft ABC, Inc...................       11,000        651,420
Fujitsu Support and Services, Inc....        4,900        725,445
Hirose Electronics Co., Ltd..........       29,400      3,552,868
Hitachi, Ltd.........................      150,000      1,790,480
Honda Motor Co., Ltd.................       26,000      1,162,008
Jusco Co., Ltd.......................       58,000      1,073,363
Kao Corp.............................       32,000        974,169
Keyence Corp.........................       10,230      3,393,543
Mitsubishi Heavy Industries, Ltd.....      275,000        854,989
Mitsubishi Motors Corp. (b)..........      287,000      1,011,802
Mitsui Chemicals, Inc................      193,000      1,537,620
Murata Manufacturing Co., Ltd........       31,000      6,023,786
Nichicon Corp........................       15,000        402,511
Nichiei Co., Ltd.....................           40            792
Nikon Corp...........................      153,000      5,379,768
Nintendo Corp........................       15,800      2,631,589
Nippon Sheet Glass Co................       73,000        648,459
Nippon Telegraph & Telephone Corp....          169      2,095,463

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC INTERNATIONAL EQUITY PORTFOLIO               APRIL 30, 2000 (UNAUDITED)

 COMMON STOCKS, CONTINUED
              SECURITY
             DESCRIPTION                 SHARES      MARKET VALUE
-------------------------------------  -----------   ------------
JAPAN, CONTINUED
Nissan Motor Co. Ltd. (b)............      328,000   $  1,490,198
Nomura Securities Co., Ltd...........       95,000      2,391,008
NTT Mobile Communications Network,
 Inc.................................          286      9,553,484
Rohm Co..............................       15,000      5,024,448
Sankyo Co., Ltd......................       52,000      1,145,167
Sekisui House Ltd....................       74,000        677,884
Shionogi & Co., Ltd..................       78,000      1,205,312
Sony Corp............................       93,910     10,783,808
Sony Corp. ADR.......................        2,200        496,375
Suzuki Motor Corp....................       96,000      1,429,275
Taiyo Yuden Co.......................       33,000      2,335,952
Tokyo Electron, Ltd..................       69,900     11,390,035
Toray Industries, Inc................      177,000        642,019
Ushio, Inc...........................       15,000        350,462
Yasuda F & M Insurance...............      163,000        659,109
                                                     ------------
                                                       92,531,272
                                                     ------------
MEXICO  - 1.9%
Panamerican Beverage Inc., Class A...       55,000        904,063
Telefonos De Mexico ADR..............      103,200      6,069,450
                                                     ------------
                                                        6,973,513
                                                     ------------
NETHERLANDS  - 7.0%
ABN AMRO Holding NV..................      133,306      2,751,415
Aegon NV.............................       53,758      3,872,427
ASM Lithography Holding NV...........      204,000      7,993,497
DSM NV...............................       43,823      1,442,807
Heineken Holding NV..................       12,300        415,271
Heineken NV..........................       59,000      3,279,594
ING Groep NV.........................       14,000        765,706
STMicroelectronics NV................       10,000      1,912,717
STMicroelectronics NY Shares.........       18,500      3,509,219
                                                     ------------
                                                       25,942,653
                                                     ------------
PORTUGAL  - 0.4%
Portugal Telecom SA..................       95,000      1,062,200
PT Multimedia Servicos de
 Telecomunicacoes (b)................        6,500        454,601
                                                     ------------
                                                        1,516,801
                                                     ------------
SINGAPORE  - 0.8%
Creative Technology Ltd..............       19,000        461,803
Creative Technology Ltd. ADR.........       20,000        547,500
Singapore Press Holdings, Ltd........      100,370      1,963,385
                                                     ------------
                                                        2,972,688
                                                     ------------
SOUTH AFRICA  - 0.1%
Sasol, Ltd...........................       81,700        479,648
                                                     ------------

SOUTH KOREA  - 1.8%
Korea Telecom Corp. ADR (b)..........        7,800        269,100
Pohang Iron & Steel Co...............       35,000        735,000
Samsung Electronics, Ltd.............       34,340      5,431,730
                                                     ------------
                                                        6,435,830
                                                     ------------
SPAIN  - 1.8%
Banco Bilbao Vizcaya SA..............      106,700      1,458,458
Telefonica SA (b)....................      228,625      5,100,037
Telefonica SA- ADR (b)...............        3,100        205,375
                                                     ------------
                                                        6,763,870
                                                     ------------
SWEDEN  - 1.8%
Forenings Sparbanken.................       90,900      1,340,242
Hennes & Mauritz AB B Shares.........       62,000      1,648,216
Telefonaktiebolaget LM Ericsson
 ADR.................................        7,900        698,656
Telefonaktiebolaget LM Ericsson B
 Shares..............................       33,020      2,939,551
                                                     ------------
                                                        6,626,665
                                                     ------------
SWITZERLAND  - 3.7%
Adecco SA-Reg (b)....................          873        717,996
Compagnie Financiere Richemont AG....          990      2,411,020
Holderbank Financiere Glaris, Ltd.
 Class B.............................        1,630      1,847,455
Nestle...............................          857      1,514,279
Novartis AG Registered...............        1,727      2,418,137
Roche Holding AG (b).................           72        753,699
Schweizerische Rueckversicherungs
 Reg.................................          451        726,381
Swisscom AG..........................        8,993      3,178,044
                                                     ------------
                                                       13,567,011
                                                     ------------
TAIWAN  - 3.2%
Asustek Computer, Inc................      247,840      3,271,488
Taiwan Semiconductor ADR (b).........      162,310      8,490,842
                                                     ------------
                                                       11,762,330
                                                     ------------
TURKEY  - 0.7%
Turkive IS Bankasi...................      451,080      2,474,038
                                                     ------------

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC INTERNATIONAL EQUITY PORTFOLIO               APRIL 30, 2000 (UNAUDITED)

 COMMON STOCKS, CONTINUED
              SECURITY
             DESCRIPTION                 SHARES      MARKET VALUE
-------------------------------------  -----------   ------------
UNITED KINGDOM  - 16.2%
AstraZeneca PLC......................       72,200   $  3,040,255
AstraZeneca PLC......................      131,351      5,494,533
AstraZeneca PLC ADR..................        8,300        349,638
BG Group.............................      179,555      1,090,155
BOC Group PLC........................      134,600      2,226,276
British Aerospace PLC................      217,000      1,352,305
British Airways PLC..................      150,000        788,073
Cable & Wireless PLC.................       26,000        433,293
Cadbury Schweppes PLC................      164,400      1,122,910
Caradon PLC..........................      400,000        995,213
Coca Cola Beverages PLC (b)..........      371,000        679,233
Enterprise Oil PLC...................      133,200        992,134
GKN PLC..............................       69,200        961,564
Halifax Group PLC....................       91,000        852,957
Invensys PLC.........................      630,900      3,053,017
Land Securities PLC..................       60,000        727,163
Laporte PLC..........................       83,600        686,791
Laporte PLC..........................    1,337,600      2,093,077
Lloyds TSB Group PLC.................      419,000      4,110,935
New Dixons Group PLC (b).............      238,151        972,641
Rank Group PLC.......................      295,000        677,422
Reuters Group PLC....................      157,266      2,807,886
Reuters Group PLC ADR................          780         81,364
Royal & Sun Alliance Insurance Group
 PLC.................................      195,396      1,103,014
Royal Bank Of Scotland...............      117,300      1,829,087
Shell Transport & Trading Co. PLC....      158,000      1,298,002
Tate & Lyle PLC......................      240,000        852,503
TI Group PLC.........................      190,000      1,039,106
Tomkins PLC..........................      280,000        860,953
Unilever PLC.........................       96,000        576,848
Vodafone Airtouch PLC................    3,748,691     17,275,238
                                                     ------------
                                                       60,423,586
                                                     ------------
TOTAL COMMON STOCKS
 (Cost $206,630,729).................                 343,258,965
                                                     ------------

 PREFERRED STOCKS  - 1.9%

AUSTRALIA  - 0.0%
News Corp., Ltd......................          433          4,654
                                                     ------------
JAPAN  - 1.9%
NEC Corp.............................      259,000      7,045,886
                                                     ------------
TOTAL PREFERRED STOCKS
 (Cost $3,819,388)...................                   7,050,540
                                                     ------------

 SHORT-TERM INVESTMENTS  - 4.6%

UNITED STATES  - 4.6%
Investors Cash Reserve...............   17,189,148     17,189,148
                                                     ------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $17,189,148)..................                  17,189,148
                                                     ------------

 CONVERTIBLE BONDS  - 0.7%

JAPAN  - 0.7%
Sakura Finance, 0.75%, 10/1/01,
 Convertible Bond, convertible to
 11,788 shares until 9/30/01.........  120,000,000*     1,679,554
Sanwa International Finance, 1.25%,
 8/1/05, Convertible Bond,
 convertible to 2,443 shares until
 7/31/05.............................  102,000,000*       962,695
                                                     ------------
TOTAL CONVERTIBLE BONDS
 (Cost $2,018,633)...................                   2,642,249
                                                     ------------
TOTAL INVESTMENTS
 (Cost $229,657,898) (a)  - 99.9%....                 370,140,902
OTHER ASSETS IN EXCESS OF
 LIABILITIES  - 0.1%.................                     279,474
                                                     ------------
NET ASSETS  - 100.0%.................                $370,420,376
                                                     ------------
                                                     ------------

---------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.......................  $153,168,920
  Unrealized depreciation.......................   (12,685,916)
                                                  ------------
  Net unrealized appreciation...................  $140,483,004
                                                  ------------
                                                  ------------

(b) Represents non-income producing securities.

AB  --    Aktiebolag (Swedish Stock Co.)
ADR --    American Depositary Receipt
AG  --    Aktiengesellschaft (West German Stock Co.)
NV  --    Naamloze Vennootschaap (Dutch Corp.)
PLC --    Public Limited Company
SA  --    Societe Anonyme (French Corp.)
SpA --    Societa per Azioni (Italian Corp.)

* The principal amount of the security is denominated in the local currency of the respective country.

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC INTERNATIONAL EQUITY PORTFOLIO               APRIL 30, 2000 (UNAUDITED)

At April 30, 2000, the fund's open forward currency contracts were as follows:

                                                                CONTRACT         CONTRACT                      UNREALIZED
                                                   DELIVERY       AMOUNT            VALUE         MARKET      APPRECIATION/
CURRENCY                                             DATE    (LOCAL CURRENCY)   (U.S. DOLLAR)      VALUE      (DEPRECIATION)
--------                                             ----    ----------------   -------------      -----      --------------
LONG CONTRACTS
Euro.............................................  5/26/00      1,708,136       $ 1,760,657    $ 1,558,995    $  (201,662)
Euro.............................................  7/19/00      1,579,128         1,619,402      1,446,354       (173,048)
Euro.............................................   5/4/00        172,050           169,016        156,818        (12,198)
Euro.............................................  2/20/01      3,378,518         3,365,728      3,116,427       (249,301)
Euro.............................................  8/28/00      1,520,697         1,531,417      1,396,813       (134,604)
Euro.............................................   9/5/00        352,755           346,620        324,201        (22,419)
Euro.............................................   6/7/00        683,482           661,919        624,261        (37,658)
Euro.............................................  7/19/00      2,764,255         2,658,231      2,531,836       (126,395)
Euro.............................................  7/19/00      4,632,754         4,455,062      4,243,231       (211,831)
Euro.............................................  7/31/00      1,043,187           969,453        956,310        (13,143)
                                                                                -----------    -----------    -----------
TOTAL LONG CONTRACTS........................................................    $17,537,505    $16,355,246    $(1,182,259)
                                                                                -----------    -----------    -----------
                                                                                -----------    -----------    -----------
SHORT CONTRACTS
Australian Dollar................................  7/19/00      2,433,973       $ 1,619,402    $ 1,422,793    $   196,609
Australian Dollar................................   5/2/00         44,540            26,216         25,990            226
British Pound....................................   5/4/00        105,191           169,016        164,596          4,420
British Pound....................................   9/5/00        218,955           346,620        342,968          3,652
British Pound....................................  7/31/00        614,750           969,453        962,368          7,085
Canadian Dollar..................................   6/7/00        960,430           661,919        648,784         13,135
Euro.............................................  5/31/00         44,384            41,077         40,521            556
Euro.............................................  5/31/00         91,875            83,781         83,879            (98)
Hong Kong Dollar.................................   5/2/00        244,707            31,421         31,417              4
Japanese Yen.....................................  5/26/00    180,840,380         1,760,657      1,682,271         78,386
Japanese Yen.....................................  2/20/01    350,994,240         3,365,728      3,360,726          5,002
Japanese Yen.....................................  8/28/00    184,585,450         1,715,000      1,747,420        (32,420)
Japanese Yen.....................................  8/28/00    164,889,160         1,531,417      1,560,961        (29,544)
Japanese Yen.....................................  7/19/00    272,953,610         2,658,231      2,564,567         93,664
Japanese Yen.....................................  7/19/00    457,456,690         4,455,062      4,298,087        156,975
Japanese Yen.....................................   5/1/00     35,376,651           332,706        327,345          5,361
Japanese Yen.....................................   5/2/00     21,904,405           205,859        202,684          3,175
                                                                                -----------    -----------    -----------
TOTAL SHORT CONTRACTS.......................................................    $19,973,565    $19,467,377    $   506,188
                                                                                -----------    -----------    -----------
                                                                                -----------    -----------    -----------

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST
REPUBLIC INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value
 (cost $229,657,898).................             $370,140,902
Foreign currency, at value
 (cost $13,122)......................                   13,200
Receivable for investments sold......                  711,602
Interest and dividends receivable....                  778,833
Prepaid expenses.....................                       60
                                                  ------------
   TOTAL ASSETS......................              371,644,597
LIABILITIES:
Payable for investments purchased....  $122,393
Unrealized depreciation on forward
 foreign exchange contracts..........   676,071
Accrued expenses and other
 liabilities:
 Investment management...............   211,583
 Administration......................    12,740
 Other liabilities...................   201,434
                                       --------
   TOTAL LIABILITIES.................                1,224,221
                                                  ------------
NET ASSETS:
Applicable to investors' beneficial
 interest............................             $370,420,376
                                                  ------------
                                                  ------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest income.....................               $   331,372
Dividend income.....................                 2,193,478
Foreign tax withholding.............                  (267,888)
                                                   -----------
   TOTAL INVESTMENT INCOME..........                 2,256,962
EXPENSES:
Investment management...............  $1,198,062
Administration......................      71,349
Accounting..........................      42,864
Custodian...........................     107,052
Other expenses......................      23,350
                                      ----------
TOTAL EXPENSES......................                 1,442,677
                                                   -----------
NET INVESTMENT INCOME...............                   814,285
                                                   -----------
NET REALIZED/UNREALIZED GAINS FROM
 INVESTMENTS:
Net realized gains from investment
 and foreign currency
 transactions.......................                21,228,644
Change in unrealized appreciation
 from investments and foreign
 currencies.........................                45,484,297
                                                   -----------
Net realized/unrealized gains from
 investments and foreign
 currencies.........................                66,712,941
                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.........................               $67,527,226
                                                   -----------
                                                   -----------

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST
REPUBLIC INTERNATIONAL EQUITY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE
                                                               APRIL 30,          YEAR ENDED
                                                                  2000           OCTOBER 31,
                                                              (UNAUDITED)            1999
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
Operations:
 Net investment income......................................  $   814,285        $  1,505,458
 Net realized gains from investment and foreign currency
   transactions.............................................   21,228,644          15,448,935
 Change in unrealized appreciation from investments and
   foreign currencies.......................................   45,484,297          77,634,898
                                                              ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   67,527,226          94,589,291
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTEREST........................................   14,063,644         (11,497,147)
                                                              ------------       ------------
CHANGE IN NET ASSETS........................................   81,590,870          83,092,144
NET ASSETS:
 Beginning of period........................................  288,829,506         205,737,362
                                                             -------------       ------------
 End of period.............................................. $370,420,376        $288,829,506
                                                             -------------       ------------
                                                             -------------       ------------

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST
REPUBLIC INTERNATIONAL EQUITY PORTFOLIO

 FINANCIAL HIGHLIGHTS

                                             FOR THE SIX
                                             MONTHS ENDED                                                      FOR THE PERIOD
                                              APRIL 30,             FOR THE YEARS ENDED OCTOBER 31,            JANUARY 9, 1995
                                                 2000        ---------------------------------------------     TO OCTOBER 31,
                                             (UNAUDITED)       1999       1998       1997           1996           1995(a)
                                             ------------    --------   --------   --------       --------     ---------------
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)........    $370,420      $288,830   $205,737   $207,129       $135,239         $39,929
Ratio of expenses to average net assets....        0.83%(b)      0.91%      0.97%      0.76%          0.83%           0.64%(b)
Ratio of net investment income to average
 net assets................................        0.47%(b)      0.61%      0.80%      1.21%          1.14%           1.55%(b)
Ratio of expenses to average net assets....        0.83%(b)      0.91%      0.97%      1.01%(c)       1.10%(c)        1.39%(b),(c)
Portfolio turnover.........................       14.50%        34.26%     40.47%     30.00%         23.30%           3.07%

(a) Period from commencement of operations.
(b) Annualized.
(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC SMALL CAP EQUITY PORTFOLIO                   APRIL 30, 2000 (UNAUDITED)


COMMON STOCKS  - 94.9%

              SECURITY                                  MARKET
             DESCRIPTION                  SHARES        VALUE
-------------------------------------  -----------   ------------
ADVERTISING  - 0.3%
Catalina Marketing Corp. (b).........        8,500   $    860,625
                                                     ------------

AIRLINES  - 0.5%
Skywest, Inc.........................       36,800      1,550,200
                                                     ------------

COMMERCIAL SERVICES  - 12.4%
Alternative Resources Corp. (b)......       51,570        122,479
Boron Lepore & Associates,
 Inc. (b)............................       67,000        561,125
Bright Horizons Family Solutions,
 Inc. (b)............................       29,200        525,600
Caremark Rx, Inc. (b)................    1,542,100      9,830,887
Concord EFS, Inc. (b)................      227,100      5,081,362
Diamond Technology Partners,
 Inc. (b)............................       20,900      1,653,713
Gartner Group, Inc...................       61,300        827,550
Gartner Group, Inc. Class B (b)......        2,050         22,166
Interim Services, Inc. (b)...........       85,624      1,466,311
Jupiter Communications, Inc. (b).....        5,425        141,389
Learning Tree International,
 Inc. (b)............................       50,800      2,435,224
Luminant Worldwide Corp. (b).........       14,425        125,317
Meta Group, Inc. (b).................       54,870      1,234,575
Modis Professional Services,
 Inc. (b)............................      220,364      1,666,503
National Processing, Inc. (b)........       82,200        852,825
NCO Group, Inc. (b)..................       70,200      2,413,125
NOVA Corp. (b).......................      217,140      6,867,052
Orthodontic Centers Of
 America (b).........................       91,900      1,947,131
Parexel International Corp. (b)......      135,500      1,219,500
Professional Detailing, Inc. (b).....       19,000        513,000
Renaissance Worldwide, Inc. (b)......       98,500        369,375
Sodexho Marriott Services, Inc.......       63,300        925,763
Superior Consultant Holdings (b).....       57,100        810,106
                                                     ------------
                                                       41,612,078
                                                     ------------
COMPUTER EQUIPMENT  - 3.6%
Ancor Communications, Inc. (b).......       28,225        852,042
Black Box Corp. (b)..................       19,700      1,515,669
Cabletron Systems (b)................       73,700      1,685,888
Computer Network Technology
 Corp. (b)...........................      154,800      2,496,150
MMC Networks, Inc. (b)...............      167,900      4,449,350
Paradyne Networks Corp. (b)..........       31,100        876,631
                                                     ------------
                                                       11,875,730
                                                     ------------
COMPUTER SERVICES  - 11.0%
Affiliated Computer Services,
 Inc. (b)............................      104,905      3,474,978
Cambridge Technology Partners,
 Inc. (b)............................      134,200      1,476,200
Ceridian Corp. (b)...................       69,500      1,507,281
CheckFree Holdings Corp. (b).........       35,300      1,793,681
Complete Business Solutions (b)......      123,700      2,829,638
Computer Horizons Corp. (b)..........       55,800        767,250
DST Systems, Inc. (b)................       20,658      1,532,565
Eloyalty Corp. (b)...................      274,225      4,507,573
iGate Capital Corp. (b)..............       72,800      2,184,000
Intelligroup, Inc. (b)...............       23,800        368,900
Radiant Systems, Inc. (b)............       23,300        433,963
RSA Security, Inc. (b)...............      172,900     10,147,068
Sungard Data Systems, Inc. (b).......      121,852      4,211,510
Technology Solutions Co. (b).........      205,925      1,351,383
                                                     ------------
                                                       36,585,990
                                                     ------------
COMPUTER SOFTWARE  - 19.6%
Acxiom Corp. (b).....................       59,840      1,615,680
Akamai Technologies, Inc. (b)........           59          5,834
Alteon Websystems, Inc. (b)..........        5,600        380,800
Aspen Technology, Inc. (b)...........      139,900      4,948,962
AVT Corp. (b)........................      115,200      1,274,400
Banyan Systems (b)...................      131,200      1,820,400
Cadence Design Systems, Inc. (b).....       75,266      1,265,410
Concord Communications, Inc. (b).....       23,200        649,600
CSG Systems International (b)........       20,500        945,563
Cysive, Inc. (b).....................       13,050        710,409
Dendrite International, Inc. (b).....       86,536      1,979,511
Digital Insight Corp. (b)............       22,100        864,663
Exactis.Com (b)......................       36,710        422,165
Exchange Applications, Inc. (b)......       22,000        268,125
Fairmarket, Inc. (b).................       14,700        101,063
Fiserv, Inc. (b).....................       17,662        811,348
Harbinger Corp. (b)..................      177,550      3,351,255
Healthgate Data Corp. (b)............       23,810        102,681
HNC Software, Inc. (b)...............       33,900      1,678,050
Hyperion Solutions Corp. (b).........       98,500      2,987,320
IDX Systems Corp. (b)................       66,900      1,133,119
IMRglobal Corp. (b)..................      246,400      3,172,400
infoUSA, Inc. (b)....................      146,290        850,311
Inspire Insurance Solutions,
 Inc. (b)............................       96,800        290,400
JDA Software Group, Inc. (b).........       63,100      1,175,238
L90, Inc. (b)........................       24,840        248,400
Lante Corp. (b)......................       19,450        403,588
Macromedia, Inc. (b).................       12,600      1,096,200
National Data Corp...................      143,300      3,976,574
Netopia, Inc. (b)....................       15,700        655,475
Network Solutions, Inc. (b)..........       46,000      6,807,999
New Era Of Networks, Inc. (b)........       12,800        401,600
Probusiness Services, Inc. (b).......       53,800      1,418,975
Psinet, Inc. (b).....................        5,636        130,685
S1 Corp. (b).........................       26,321      1,429,559
Smartforce PLC ADR (b)...............      176,500      8,427,874
Sportsline USA, Inc. (b).............       93,800      1,799,788
Switchboard, Inc. (b)................          920         10,868
Transaction Systems Architects, Inc.
 Class A (b).........................      136,635      2,228,858
Verity, Inc. (b).....................       63,100      2,046,806
Versata, Inc. (b)....................        4,010        121,804
Wind River Systems (b)...............       41,200      1,758,725
                                                     ------------
                                                       65,768,485
                                                     ------------
CONSTRUCTION & HOUSING  - 0.6%
Dycom Industries, Inc. (b)...........       38,400      1,996,800
                                                     ------------

CONSUMER GOODS & SERVICES  - 0.2%
Blyth Industries, Inc................       27,575        818,633
                                                     ------------

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC SMALL CAP EQUITY PORTFOLIO                   APRIL 30, 2000 (UNAUDITED)


COMMON STOCKS, CONTINUED

              SECURITY                                  MARKET
             DESCRIPTION                  SHARES        VALUE
-------------------------------------  -----------   ------------
ELECTRICAL & ELECTRONICS  - 4.9%
Belden, Inc..........................       41,545   $  1,233,367
Cable Design Technologies
 Corp. (b)...........................       66,347      2,272,385
Credence Systems Corp. (b)...........       16,300      2,326,824
Integrated Device Technology,
 Inc. (b)............................       40,700      1,956,144
Mettler-Toledo International,
 Inc. (b)............................       31,200      1,076,400
Microchip Technology, Inc. (b).......       20,473      1,270,606
Sawtek, Inc. (b).....................       11,300        540,281
Sipex Corp. (b)......................       95,400      2,182,275
Varian, Inc. (b).....................       53,000      1,927,875
Veeco Instruments, Inc. (b)..........       20,500      1,273,563
Viasystems Group, Inc. (b)...........        7,320        116,663
                                                     ------------
                                                       16,176,383
                                                     ------------
ELECTRONIC
COMPONENTS/SEMICONDUCTORS  - 6.5%
Applied Micro Circuits Corp. (b).....        3,500        451,063
ASM International N.V. (b)...........        2,390         82,455
Burr-Brown Corp. (b).................       82,914      5,648,516
Dupont Photomasks, Inc. (b)..........       63,415      3,555,203
Galileo Technology Ltd. (b)..........       64,000      1,124,000
Lattice Semiconductor Corp. (b)......       35,900      2,418,763
MKS Instruments, Inc. (b)............       28,200      1,325,400
Photronics, Inc. (b).................      100,000      3,331,250
TriQuint Semiconductor, Inc. (b).....       13,300      1,367,406
Varian Semiconductor Equipment
 Associates, Inc. (b)................       34,800      2,340,300
                                                     ------------
                                                       21,644,356
                                                     ------------
FINANCIAL SERVICES  - 1.5%
Federated Investors..................       61,300      1,731,725
Student Loan Corp....................       26,600      1,064,000
Waddel & Reed Financial, Inc.........       82,300      2,191,238
                                                     ------------
                                                        4,986,963
                                                     ------------
FOOD & BEVERAGE PRODUCTS  - 0.7%
Del Monte Foods Co. (b)..............      173,100      1,536,263
Tootsie Roll Industries, Inc.........       29,412        906,257
                                                     ------------
                                                        2,442,520
                                                     ------------
HEALTH CARE  - 9.5%
Conmed Corp. (b).....................       63,900      1,669,388
Cyberonics (b).......................       78,700      1,603,513
Cytyc Corp. (b)......................      147,000      6,578,249
Haemonetics Corp. (b)................       91,000      2,092,999
Henry Schein, Inc. (b)...............       51,700        722,992
Idexx Laboratories, Inc. (b).........      236,500      6,208,124
Impath, Inc. (b).....................       47,400      2,180,399
Lifepoint Hospital, Inc. (b).........       79,900      1,368,288
Lincare Holdings, Inc. (b)...........       63,900      1,948,950
MID Atlantic Medical Services,
 Inc. (b)............................      107,400      1,000,163
Osteotech, Inc. (b)..................      129,500        922,688
PSS World Medical, Inc. (b)..........       74,900        643,672
Quorum Health Group, Inc. (b)........       80,500        855,313
Steris Corp. (b).....................      135,600      1,220,400
Summit Technology, Inc. (b)..........       73,100        648,763
Total Renal Care Holdings (b)........      349,592      1,005,077
V.I. Technologies, Inc. (b)..........       63,400        447,763
Visx, Inc. (b).......................       31,100        491,769
                                                     ------------
                                                       31,608,510
                                                     ------------
INTERNET RELATED  - 0.2%
Ticketmaster Online-CitySearch,
 Inc. (b)............................       31,100        622,000
                                                     ------------

MACHINERY & EQUIPMENT  - 0.5%
Kulicke & Soffa Industries (b).......       20,800      1,628,900
                                                     ------------

MEDIA  - 1.7%
Emmis Communications Corp.,
 Class A (b).........................       17,900        760,750
Hearst-Argyle Television,
 Inc. (b)............................       13,600        289,850
Radio One, Inc. (b)..................        2,900        168,200
Scholastic Corp. (b).................       73,300      3,422,193
Spanish Broadcasting System,
 Inc. (b)............................       40,200        751,238
VDI MultiMedia (b)...................       16,800        136,500
                                                     ------------
                                                        5,528,731
                                                     ------------
OIL & GAS  - 7.7%
Cooper Cameron Corp. (b).............       30,400      2,280,000
Dril-Quip (b)........................       23,200        942,500
EOG Resources........................       73,900      1,838,263
Global Industries Ltd. (b)...........      377,400      5,377,949
Grant Prideco, Inc. (b)..............       39,370        757,873
Input/Output, Inc. (b)...............      160,700      1,185,163
Marine Drilling Companies,
 Inc. (b)............................       58,900      1,531,400
National-Oilwell, Inc. (b)...........       49,000      1,172,938
Newfield Exploration Co. (b).........       85,800      3,485,625
Noble Drilling Corp. (b).............      136,600      5,455,462
Weatherford International,
 Inc. (b)............................       39,370      1,599,406
                                                     ------------
                                                       25,626,579
                                                     ------------
PACKAGING & CONTAINERS  - 0.3%
Ivex Packaging Corp. (b).............      121,300      1,091,700
                                                     ------------

PHARMACEUTICALS  - 0.3%
Allos Therapeutics, Inc. (b).........       25,550        274,663
Amerisource Health Corp.,
 Class A (b).........................       19,800        396,000
Express Scripts, Inc.,
 Class A (b).........................       10,400        371,800
                                                     ------------
                                                        1,042,463
                                                     ------------
REAL ESTATE INVESTMENT TRUST  - 1.6%
Kilroy Realty Corp...................       26,300        634,488
Meristar Hospitality Corp............       42,600        841,350
Pinnacle Holdings, Inc. (b)..........       66,100      3,713,993
                                                     ------------
                                                        5,189,831
                                                     ------------
RESTAURANTS, LODGING &
HOSPITALITY  - 2.4%
Applebee's International, Inc........       42,345      1,542,946
Buffets, Inc. (b)....................      116,994      1,148,004
Four Seasons Hotels, Inc. (b)........       19,700      1,103,200
Landry's Seafood Restaurants.........       48,100        414,863
Papa John's International,
 Inc. (b)............................       82,900      2,279,750
Sonic Corp. (b)......................       52,627      1,463,688
                                                     ------------
                                                        7,952,451
                                                     ------------
RETAIL STORES  - 1.1%
CSK Auto Corp. (b)...................       66,600        699,300
Gymboree Corp. (b)...................       93,400        338,575
Office Depot, Inc. (b)...............       82,600        872,463
PETCO Animal Supplies, Inc. (b)......       90,900      1,051,031
Regis Corp...........................       69,850        816,372
                                                     ------------
                                                        3,777,741
                                                     ------------

                                   Continued

REPUBLIC PORTFOLIO TRUST                       SCHEDULE OF PORTFOLIO INVESTMENTS
REPUBLIC SMALL CAP EQUITY PORTFOLIO                   APRIL 30, 2000 (UNAUDITED)


COMMON STOCKS, CONTINUED

              SECURITY                                  MARKET
             DESCRIPTION                 SHARES         VALUE
-------------------------------------  -----------   ------------
TELECOMMUNICATIONS  - 2.7%
Adelphia Business Solutions,
 Inc. (b)............................       32,100   $  1,123,500
Amdocs Ltd. (b)......................       27,863      1,885,977
Intermedia Communications,
 Inc. (b)............................      103,900      4,233,925
MGC Communications, Inc. (b).........       15,700        769,300
Nextlink Communications, Inc. (b)....       13,300      1,121,356
                                                     ------------
                                                        9,134,058
                                                     ------------
TELECOMMUNICATIONS-EQUIPMENT  - 3.9%
Advanced Fibre Communication (b).....       42,700      1,950,856
Airnet Communications Corp. (b)......       19,320        342,930
American Tower Corp. (b).............       35,085      1,631,453
Antec Corp. (b)......................       53,400      2,870,249
Aware Inc. (b).......................       16,200        631,800
Carrier Access Corp. (b).............       14,200        619,475
Natural Microsystems Corp. (b).......       33,300      2,168,663
Proxim, Inc. (b).....................       15,300      1,177,144
Tekelec (b)..........................       41,600      1,456,000
Vyyo, Inc. (b).......................        3,310         69,924
                                                     ------------
                                                       12,918,494
                                                     ------------
TRANSPORTATION & SHIPPING  - 1.2%
Atlas Air, Inc. (b)..................       50,250      1,755,609
EGL, Inc. (b)........................       99,700      2,286,869
                                                     ------------
                                                        4,042,478
                                                     ------------
TOTAL COMMON STOCKS
 (Cost $267,469,402).................                 316,482,699
                                                     ------------

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 5.1%

                                        PRINCIPAL       MARKET
                                         AMOUNT         VALUE
                                       -----------   ------------
FEDERAL HOME LOAN BANK  - 5.1%
Federal Home Loan Bank, 5.88%,
 5/1/00..............................  $16,900,000   $ 16,900,000
                                                     ------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS
 (Cost $16,900,000)..................                  16,900,000
                                                     ------------
TOTAL INVESTMENTS
 (Cost $284,369,402) (a)  - 100.0%...                 333,382,699
OTHER ASSETS IN EXCESS OF
 LIABILITIES  - 0.0%.................                      62,288
                                                     ------------
NET ASSETS  - 100.0%.................                $333,444,987
                                                     ------------
                                                     ------------

---------
(a) Cost differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.......................  $ 85,722,004
    Unrealized depreciation.......................   (36,708,707)
                                                    ------------
    Net Unrealized appreciation...................  $ 49,013,297
                                                    ------------
                                                    ------------

(b) Represents non-income producing security.

ADR -- American Depositary Receipt
PLC -- Public limited Company

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST
REPUBLIC SMALL CAP EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments, at value
 (cost $284,369,402)...............               $333,382,699
Cash...............................                    110,919
Receivable for investments sold....                  1,473,924
Interest and dividends
 receivable........................                     11,592
Deferred organization costs........                     13,150
Prepaid expenses...................                        530
                                                  ------------
   TOTAL ASSETS....................                334,992,814
LIABILITIES:
Payable for investments
 purchased.........................  $1,190,720
Accrued expenses and other
 liabilities:
 Investment management.............     235,631
 Administration....................      11,129
 Other liabilities.................     110,347
                                     ----------
   TOTAL LIABILITIES...............                  1,547,827
                                                  ------------
NET ASSETS:
Applicable to investors' beneficial
 interest..........................               $333,444,987
                                                  ------------
                                                  ------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
Interest income....................               $    289,016
Dividend income....................                    159,816
                                                  ------------
   TOTAL INVESTMENT INCOME.........                    448,832
EXPENSES:
Investment management..............  $1,413,766
Administration.....................      66,465
Accounting.........................      26,331
Custodian..........................      68,979
Other expenses.....................      31,531
                                     ----------
TOTAL EXPENSES.....................                  1,607,072
                                                  ------------
NET INVESTMENT LOSS................                 (1,158,240)
                                                  ------------
NET REALIZED/UNREALIZED GAINS FROM
 INVESTMENTS:
Net realized gains from investment
 transactions......................                 75,517,425
Change in unrealized appreciation
 from investments..................                 32,419,005
                                                  ------------
Net realized/unrealized gains from
 investments.......................                107,936,430
                                                  ------------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS........................               $106,778,190
                                                  ------------
                                                  ------------

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST
REPUBLIC SMALL CAP EQUITY PORTFOLIO

 STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX          FOR THE
                                                               MONTHS ENDED        YEAR ENDED
                                                              APRIL 30, 2000      OCTOBER 31,
                                                               (UNAUDITED)            1999
                                                              --------------      ------------
INVESTMENT ACTIVITIES:
Operations:
 Net investment loss........................................   $ (1,158,240)      $ (1,468,080)
 Net realized gains from investment transactions............     75,517,425         26,630,272
 Change in unrealized appreciation from investments.........     32,419,005         21,946,566
                                                               ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    106,778,190         47,108,758
                                                               ------------       ------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS.......................................    (10,638,388)         3,679,033
                                                               ------------       ------------
CHANGE IN NET ASSETS........................................     96,139,802         50,787,791
NET ASSETS:
 Beginning of period........................................    237,305,185        186,517,394
                                                               ------------       ------------
 End of period..............................................   $333,444,987       $237,305,185
                                                               ------------       ------------
                                                               ------------       ------------

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST
REPUBLIC SMALL CAP EQUITY PORTFOLIO

 FINANCIAL HIGHLIGHTS

                                                        FOR THE SIX                                            FOR THE PERIOD
                                                        MONTHS ENDED                                            SEPTEMBER 3,
                                                         APRIL 30,       FOR THE YEARS ENDED OCTOBER 31,            1996
                                                            2000        ----------------------------------     TO OCTOBER 31,
                                                        (UNAUDITED)       1999       1998           1997           1996(a)
                                                        ------------    --------   --------       --------     ---------------
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)...................    $333,445      $237,305   $186,517       $213,740        $119,901
Ratio of expenses to average net assets...............        0.99 %(b)     1.04 %     1.03 %         0.84 %          0.82 %(b)
Ratio of net investment loss to average net assets....       (0.72)%(b)    (0.68)%    (0.57)%        (0.33)%         (0.11)%(b)
Ratio of expenses to average net assets...............        0.99 %(b)     1.04 %     1.06 %(c)      1.09 %(c)        1.10%(b),(c)
Portfolio turnover....................................       43.34 %       77.74 %   154.69 %        92.18 %          50.55%

(a) Period from commencement of operations.
(b) Annualized.
(c) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

REPUBLIC PORTFOLIO TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

1. ORGANIZATION:

     The Republic Fixed Income Portfolio (the 'Fixed Income Portfolio'), Republic International Equity Portfolio (the 'International Equity Portfolio') and Republic Small Cap Equity Portfolio (the 'Small Cap Equity Portfolio') (individually a 'Portfolio', collectively the 'Portfolios') are diversified series of the Republic Portfolio Trust (the 'Portfolio Trust'), an open-end management investment company. The Portfolio Trust was organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolios are part of the Republic Family of Funds (the 'Republic Funds'). Financial Statements for all other series of Republic Funds are published separately.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ('U.S.'). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

     Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market. It is expected that for bonds and other fixed income securities this ordinarily will be the over-the-counter market. Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Portfolios may be valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees of the Portfolio Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio Trust.

     The value of each equity security held by the Portfolios is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Board of Trustees.

   FOREIGN CURRENCY TRANSLATION:

     The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

     The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

                                   Continued

REPUBLIC PORTFOLIO TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

   FUTURES CONTRACTS:

     Each Portfolio may invest in financial futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as 'variation margin,' are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

   SECURITIES TRANSACTIONS AND RELATED INCOME:

     Securities transactions are accounted for on the date the security is purchased or sold ('trade date'). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Realized gains and losses on investments sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

   EXPENSES ALLOCATION:

     Expenses incurred by the Republic Funds with respect to any two or more funds within the Republic Funds are allocated in proportion to the net assets of each fund within the Republic Funds, except when allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

   ORGANIZATION EXPENSES:

     Costs incurred in connection with the organization and initial registration of the Trust, which have been allocated among the Portfolios, have been deferred and are being amortized over a five year period, beginning with each Portfolio's commencement of operations.

   FEDERAL INCOME TAXES:

     Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes. Accordingly, each Portfolio passes through all of its net investment income and gains and losses to its partners, and is therefore not subject to U.S. Federal income tax. As such, an investor in the Portfolios will be taxed on their share of the Portfolios' ordinary income and capital gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

     Income received by the Portfolio from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries.

                                   Continued

REPUBLIC PORTFOLIO TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

   INVESTMENT MANAGEMENT:

     HSBC Bank USA ('HSBC' or the 'Investment Manager'), a wholly owned subsidiary of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation), a registered bank holding company, acts as the Investment Manager to the Portfolios pursuant to an investment management contract with the Portfolio Trust. Subject to the general guidance and the policies set by the Trustees of the Portfolio Trust, HSBC provides general supervision over the investment management functions.

     For its services under the Investment Management Contract, the Manager is entitled to receive from the Fixed Income Portfolio, a fee computed daily and paid monthly, based on the average daily net assets of the Portfolio per the following schedule:

      BASED ON AVERAGE DAILY NET ASSETS OF                                         FEE RATE
      ------------------------------------                                         --------
      Up to $50 million...........................................                  0.575%
      In excess of $50 million but not exceeding $95 million......                  0.450%
      In excess of $95 million but not exceeding $150 million.....  $300,000 plus   0.200%
      In excess of $150 million but not exceeding $250 million....                  0.400%
      In excess of $250 million...................................                  0.350%

     For its services under the Investment Management Contract, the Manager is entitled to receive from the International Equity Portfolio, a fee computed daily and paid monthly, based on the average daily net assets of the Portfolio per the following schedule:

      BASED ON AVERAGE DAILY NET ASSETS OF                          FEE RATE
      ------------------------------------                          --------
      Up to $25 million...........................................   0.950%
      In excess of $25 million but not exceeding $50 million......   0.800%
      In excess of $50 million but not exceeding $250 million.....   0.675%
      In excess of $250 million...................................   0.625%

     For its services under the Investment Management Contract, the Manager is entitled to receive from the Small Cap Equity Portfolio, a fee computed daily and paid monthly, based on the average daily net assets of the Portfolio per the following schedule:

      BASED ON AVERAGE DAILY NET ASSETS OF                          FEE RATE
      ------------------------------------                          --------
      Up to $50 million...........................................   1.000%
      In excess of $50 million....................................   0.850%

   ADMINISTRATION:

     BISYS Fund Services Ohio, Inc. ('BISYS Ohio'), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trust are affiliated, serves the Trust as Administrator. Such officers are paid no fees directly by the Portfolios for serving as officers of the Trust. Under the terms of the administration agreement with the Fixed Income Portfolio, International Equity Portfolio and Small Cap Equity Portfolio, BISYS Ohio receives from each Portfolio a fee accrued daily and paid monthly equal on an annual basis to:

                                                                    ADMINISTRATION
      BASED ON AVERAGE DAILY NET ASSETS OF                             FEE RATE
      ------------------------------------                             --------
      Up to $1 billion............................................      0.050%
      In excess of $1 billion but not exceeding $2 billion........      0.040%
      In excess of $2 billion.....................................      0.035%

     The fees paid by the Republic Family of Funds are allocated to each Portfolio based upon its pro rata share of their net assets. The fee breakpoints are determined on the basis of the aggregate average daily net assets of the Republic Family of Funds for which BISYS serves as Administrator.

                                   Continued

REPUBLIC PORTFOLIO TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

   FUND ACCOUNTING AND CUSTODIAN:

     BISYS provided fund accounting services for the Portfolios. For its services to the Portfolios, BISYS receives an annual per Portfolio fee accrued daily and paid monthly. HSBC serves as custodian to the Fixed Income Portfolio and Small Cap Equity Portfolio. Investor's Bank & Trust Company serves as custodian to the International Equity Portfolio.

4. INVESTMENT TRANSACTIONS

     During the six months ended April 30, 2000, each Portfolio purchased and sold securities, excluding short-term securities, in the following amounts:

                                                                     PURCHASES        SALES
                                                                     ---------        -----
      Fixed Income Portfolio......................................  $484,978,800   $500,735,929
      International Equity Portfolio..............................    59,738,476     48,462,231
      Small Cap Equity Portfolio..................................   132,219,151    151,603,476

5.  CONCENTRATION OF RISK

     The Fixed Income Portfolio conducts a high level of trading and invests a substantial portion of its assets in when-issued federal agency securities, and therefore, may be more affected by economic developments in these markets than a comparable fixed income mutual fund would be. The Portfolio records when-issued or delayed delivery transactions on the trade date and maintains qualifying liquid assets having a value sufficient to make payment for securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may arise due to changes in the market of the underlying securities or if the counter party does not perform under the contract.

REPUBLIC FAMILY OF FUNDS:

Investment Manager
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

   REPUBLIC EQUITY FUND
   Alliance Capital Management, L.P.
   1345 Avenue of the Americas
   New York, NY 10105

   Institutional Capital Corporation
   225 West Wacker Drive
   Chicago, IL 60606

   REPUBLIC FIXED INCOME PORTFOLIO
   Miller Anderson & Sherrerd
   One Tower Bridge
   West Conshohocken, PA 19428

   REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
   Capital Guardian Trust Company
   11100 Santa Monica Boulevard
   Los Angeles, CA 90025

   REPUBLIC SMALL CAP EQUITY PORTFOLIO
   MFS Institutional Advisers, Inc.
   500 Boylston Street
   Boston, MA 02116

SHAREHOLDER SERVICING AGENTS

   FOR HSBC BANK USA AND REPUBLIC FINANCIAL SERVICES CORPORATION CLIENTS HSBC Bank USA
   452 Fifth Avenue
   New York, NY 10018
   1-888-525-5757

   FOR ALL OTHER SHAREHOLDERS
   Republic Funds
   P.O. Box 18245
   Columbus, OH 43218-2845
   1-800-782-8183

ADMINISTRATOR, TRANSFER AGENT,
DISTRIBUTOR, AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIANS
   REPUBLIC EQUITY FUND,
   REPUBLIC FIXED INCOME PORTFOLIO
   REPUBLIC SMALL CAP EQUITY PORTFOLIO, AND
   REPUBLIC NEW YORK TAX-FREE BOND FUND
   HSBC Bank USA
   452 Fifth Avenue
   New York, NY 10018

   REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
   Investors Bank & Trust Company
   200 Clarendon Street - 16th Floor
   Boston, MA 02116

INDEPENDENT AUDITORS
KPMG LLP
Two Nationwide Plaza
Suite 1600
Columbus, OH 42315

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

The Republic Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the Republic Funds, which you should read carefully before you invest or send money.

                                                                           06/00


                            STATEMENT OF DIFFERENCES
                            ------------------------
The dagger symbol shall be expressed as.................................. 'D'